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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05309

First American Investment Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   September 30

Date of reporting period:  March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

2005 Semiannual Report

TAX FREE
INCOME
FUNDS

First American Tax Free Income Funds

First American Tax Free Income funds are comprised of tax-exempt bonds, which are debt obligations issued by state and local governments, school districts, hospitals, and various other public entities to raise money for projects and services.

Like tax-exempt bonds, tax-free income funds (also known as municipal bond funds) provide income that is typically free from federal taxes. In some cases the income may be exempt from state and local taxes as well.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the state and/or federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN FUNDS ONLINE

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets. You’ll also find college and retirement planning tools and general investor education.

Online features and functionality include:

•                  The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

•                  The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

TABLE OF CONTENTS

Schedule of Investments	16
Statements of Assets and Liabilities	68
Statements of Operations	70
Statements of Changes in Net Assets	72
Financial Highlights	76
Notes to Financial Statements	86
Notice to Shareholders	94

Arizona Tax Free fund

Expense Example

As a shareholder of the Arizona Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,007.50	$3.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class C Actual	$1,000.00	$1,005.50	$5.75
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class Y Actual	$1,000.00	$1,008.70	$2.50
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.52

Portfolio Allocation as of March 31, 2005[2] (% of net assets)
Revenue Bonds	72.6%
General Obligations	21.1%
Certificates of Participation	3.5%
Cash Equivalents	1.6%
Credit Quality Distribution as of March 31, 2005[3] (% of net assets)
AAA/Aaa	49.4%
AA/Aa	14.6%
A	22.5%
BBB/Baa	3.2%
Nonrated	9.1%

1  Expenses are equal to the fund's annualized expense ratio of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

2  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

3  Because of the unique characteristics of municipal bonds, many municipalities elect to have the individual issued securities rated by only one agency. The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for municipal bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

California Intermediate Tax Free fund

Expense Example

As a shareholder of the California Intermediate Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,002.50	$4.24
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28
Class Y Actual	$1,000.00	$1,003.20	$3.50
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

Portfolio Allocation as of March 31, 2005[2] (% of net assets)
Revenue Bonds	64.6%
General Obligations	26.0%
Certificates of Participation	6.5%
Cash Equivalents	3.8%
Credit Quality Distribution as of March 31, 2005[3] (% of net assets)

AAA/Aaa	53.4%
AA/Aa	6.2%
A	24.5%
BBB/Baa	14.9%

Nonrated  1.9%

1  Expenses are equal to the fund's annualized expense ratio of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

2  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

3  Because of the unique characteristics of municipal bonds, many municipalities elect to have the individual issued securities rated by only one agency. The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for municipal bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

California Tax Free fund

Expense Example

As a shareholder of the California Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,007.30	$3.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class C Actual	$1,000.00	$1,005.30	$5.75
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class Y Actual	$1,000.00	$1,009.50	$2.50
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.52

Portfolio Allocation as of March 31, 2005[2] (% of net assets)
Revenue Bonds	64.1%
General Obligations	27.9%
Certificates of Participation	5.3%
Cash Equivalents	3.4%
Credit Quality Distribution as of March 31, 2005[3] (% of net assets)
AAA/Aaa	54.1%
AA/Aa	13.6%
A	10.9%
BBB/Baa	19.9%
Nonrated	2.2%

1  Expenses are equal to the fund's annualized expense ratio of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

2  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

3  Because of the unique characteristics of municipal bonds, many municipalities elect to have the individual issued securities rated by only one agency. The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for municipal bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

Colorado Intermediate Tax Free fund

Expense Example

As a shareholder of the Colorado Intermediate Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$996.40	$4.23
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28
Class Y Actual	$1,000.00	$997.10	$3.49
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

Portfolio Allocation as of March 31, 2005[2] (% of net assets)
Revenue Bonds	75.5%
General Obligations	15.8%
Certificates of Participation	5.5%
Cash Equivalents	1.7%
Credit Quality Distribution as of March 31, 2005[3] (% of net assets)

AAA/Aaa	55.9%
AA/Aa	19.2%
A	3.2%
BBB/Baa	10.0%
BB/Ba	0.8%
Nonrated	9.4%

1  Expenses are equal to the fund's annualized expense ratio of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

2  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

3  Because of the unique characteristics of municipal bonds, many municipalities elect to have the individual issued securities rated by only one agency. The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for municipal bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

Colorado Tax Free fund

Expense Example

As a shareholder of the Colorado Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,003.50	$3.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class C Actual	$1,000.00	$1,001.50	$5.74
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class Y Actual	$1,000.00	$1,004.70	$2.50
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.52

Portfolio Allocation as of March 31, 2005[2] (% of net assets)
Revenue Bonds	70.4%
Certificates of Participation	18.0%
General Obligations	9.4%
Credit Quality Distribution as of March 31, 2005[3] (% of net assets)

AAA/Aaa	59.7%
AA/Aa	13.1%
A	10.0%
BBB/Baa	12.4%
Nonrated	2.6%

1  Expenses are equal to the fund's annualized expense ratio of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

2  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

3  Because of the unique characteristics of municipal bonds, many municipalities elect to have the individual issued securities rated by only one agency. The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for municipal bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

Intermediate Tax Free fund

Expense Example

As a shareholder of the Intermediate Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$998.20	$4.23
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28
Class Y Actual	$1,000.00	$999.80	$3.49
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

Portfolio Allocation as of March 31, 2005[2] (% of net assets)
Revenue Bonds	63.2%
General Obligations	34.4%
Certificates of Participation	1.6%
Cash Equivalents	0.2%
Credit Quality Distribution as of March 31, 2005[3] (% of market value)

AAA/Aaa	59.8%
AA/Aa	13.8%
A	13.2%
BBB/Baa	7.6%
BB/Ba	0.5%
Nonrated	5.1%

1  Expenses are equal to the fund's annualized expense ratio of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

2  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

3  Because of the unique characteristics of municipal bonds, many municipalities elect to have the individual issued securities rated by only one agency. The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for municipal bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

Minnesota Intermediate Tax Free fund

Expense Example

As a shareholder of the Minnesota Intermediate Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$999.20	$4.24
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28
Class Y Actual	$1,000.00	$1,001.00	$3.49
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

Portfolio Allocation as of March 31, 2005[2] (% of net assets)
Revenue Bonds	53.9%
General Obligations	42.0%
Certificates of Participation	2.8%
Cash Equivalents	0.8%
Credit Quality Distribution as of March 31, 2005[3] (% of net assets)

AAA/Aaa	57.6%
AA/Aa	17.2%
A	10.1%
BBB/Baa	6.0%
Nonrated	8.6%

1  Expenses are equal to the fund's annualized expense ratio of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

2  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

3  Because of the unique characteristics of municipal bonds, many municipalities elect to have the individual issued securities rated by only one agency. The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for municipal bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

Minnesota Tax Free fund

Expense Example

As a shareholder of the Minnesota Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,013.10	$4.77
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78
Class C Actual	$1,000.00	$1,011.20	$6.77
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.79
Class Y Actual	$1,000.00	$1,014.50	$3.52
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

Portfolio Allocation as of March 31, 2005[2] (% of net assets)
Revenue Bonds	74.3%
General Obligations	24.3%
Cash Equivalents	0.1%
Credit Quality Distribution as of March 31, 2005[3] (% of net assets)

AAA/Aaa	44.5%
AA/Aa	11.8%
A	19.4%
BBB/Baa	7.9%
Nonrated	15.1%

1  Expenses are equal to the fund's annualized expense ratio of 0.95%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

2  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

3  Because of the unique characteristics of municipal bonds, many municipalities elect to have the individual issued securities rated by only one agency. The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for municipal bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

Missouri Tax Free fund

Expense Example

As a shareholder of the Missouri Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,002.30	$4.74
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78
Class C Actual	$1,000.00	$1,000.30	$6.73
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.79
Class Y Actual	$1,000.00	$1,003.60	$3.50
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

Portfolio Allocation as of March 31, 2005[2] (% of net assets)
Revenue Bonds	72.7%
General Obligations	24.1%
Cash Equivalents	2.0%
Certificate of Participation	0.7%
Credit Quality Distribution as of March 31, 2005[3] (% of net assets)

AAA/Aaa	56.2%
AA/Aa	34.8%
A	2.6%
BBB/Baa	3.6%
Nonrated	2.3%

1  Expenses are equal to the fund's annualized expense ratio of 0.95%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

2  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

3  Because of the unique characteristics of municipal bonds, many municipalities elect to have the individual issued securities rated by only one agency. The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for municipal bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

Nebraska Tax Free fund

Expense Example

As a shareholder of the Nebraska Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,005.30	$3.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class C Actual	$1,000.00	$1,003.30	$5.74
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class Y Actual	$1,000.00	$1,006.50	$2.50
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.52

Portfolio Allocation as of March 31, 2005[2] (% of net assets)
Revenue Bonds	77.7%
General Obligations	14.3%
Cash Equivalents	7.7%
Certificates of Participation	3.4%
Credit Quality Distribution as of March 31, 2005[3] (% of net assets)
AAA/Aaa	45.5%
AA/Aa	37.9%
A	11.8%
Nonrated	7.9%

1  Expenses are equal to the fund's annualized expense ratio of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

2  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

3  Because of the unique characteristics of municipal bonds, many municipalities elect to have the individual issued securities rated by only one agency. The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for municipal bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

Ohio Tax Free fund

Expense Example

As a shareholder of the Ohio Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$999.60	$3.74
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class C Actual	$1,000.00	$998.40	$5.73
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class Y Actual	$1,000.00	$1,000.90	$2.49
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.52

Portfolio Allocation as of March 31, 2005[2] (% of net assets)
General Obligations	50.6%
Revenue Bonds	44.4%
Certificate of Participation	3.2%
Cash Equivalents	0.4%
Credit Quality Distribution as of March 31, 2005[3] (% of net assets)
AAA/Aaa	46.7%
AA/Aa	38.9%
A	8.7%
BBB/Baa	1.9%
Nonrated	2.4%

1  Expenses are equal to the fund's annualized expense ratio of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

2  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

3  Because of the unique characteristics of municipal bonds, many municipalities elect to have the individual issued securities rated by only one agency. The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for municipal bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

Oregon Intermediate Tax Free fund

Expense Example

As a shareholder of the Oregon Intermediate Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$996.10	$4.23
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28
Class Y Actual	$1,000.00	$996.80	$3.48
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

Portfolio Allocation as of March 31, 2005[2] (% of net assets)
General Obligations	59.4%
Revenue Bonds	33.2%
Certificates of Participation	6.2%
Cash Equivalents	1.5%
Credit Quality Distribution as of March 31, 2005[3] (% of net assets)
AAA/Aaa	55.7%
AA/Aa	37.8%
A	1.2%
BBB/Baa	2.8%
Nonrated	2.8%

1  Expenses are equal to the fund's annualized expense ratio of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

2  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

3  Because of the unique characteristics of municipal bonds, many municipalities elect to have the individual issued securities rated by only one agency. The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for municipal bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

Short Tax Free fund

Expense Example

As a shareholder of the Short Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$996.20	$3.73
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class Y Actual	$1,000.00	$997.00	$2.99
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02

Portfolio Allocation as of March 31, 2005[2] (% of net assets)
Revenue Bonds	70.4%
General Obligations	27.1%
Certificates of Participation	1.5%
Credit Quality Distribution as of March 31, 2005[3] (% of market value)
AAA/Aaa	37.8%
AA/Aa	25.5%
A	21.1%
BBB/Baa	10.1%
Nonrated	5.5%

1  Expenses are equal to the fund's annualized expense ratio of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

2  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

3  Because of the unique characteristics of municipal bonds, many municipalities elect to have the individual issued securities rated by only one agency. The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for municipal bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

Tax Free fund

Expense Example

As a shareholder of the Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,012.50	$4.77
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78
Class C Actual	$1,000.00	$1,010.60	$6.77
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.79
Class Y Actual	$1,000.00	$1,013.80	$3.51
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

Portfolio Allocation as of March 31, 2005[2] (% of net assets)
Revenue Bonds	68.9%
General Obligations	28.5%
Cash Equivalents	2.6%
Credit Quality Distribution as of March 31, 2005[3] (% of market value)
AAA/Aaa	45.4%
AA/Aa	7.2%
A	20.7%
BBB/Baa	14.7%
BB/Ba	0.5%
Nonrated	11.5%

1  Expenses are equal to the fund's annualized expense ratio of 0.95%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

2  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

3  Because of the unique characteristics of municipal bonds, many municipalities elect to have the individual issued securities rated by only one agency. The ratings in the above table reflect either the only rating provided by Standard and Poor's or Moody's, or the highest rating provided by the respective rating agency.

Standard and Poor's and Moody's are nationally recognized independent rating agencies for municipal bonds.

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Arizona Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 97.2%
Revenue Bonds – 72.6%
Continuing Care Retirement Communities – 1.9%
Arizona Health Facilities Authority, The Terraces Project, Series A, Callable 11/15/13 @ 101 7.500%, 11/15/23	$200	$202
Tempe Industrial Development Authority, Friendship Villiage Project, Series A 5.375%, 12/01/13	200	200
		402
Education – 8.5%
Gilbert Industrial Development Authority, Southwest Student Services, Pre-refunded 02/01/09 @ 102 5.850%, 02/01/19 (a)	1,000	1,106
Glendale Industrial Development Authority, Callable 05/15/11 @ 101 5.750%, 05/15/21	250	269
Glendale Industrial Development Authority, Midwestern University 5.250%, 05/15/14	140	149
University of Arizona Board of Regents, Series A, Callable 12/01/09 @ 100 (FGIC) 5.800%, 06/01/24	150	166
University of Arizona Parking & Student Housing Authority, Callable 06/01/09 @ 100 (AMBAC) 5.750%, 06/01/19	140	152
		1,842
Healthcare – 20.8%
Arizona Health Facilities Authority, Blood Systems Inc., Callable 04/01/14 @ 100 4.750%, 04/01/25	300	289
Arizona Health Facilities Authority, John C. Lincoln Health Network, Callable 12/01/12 @ 101 5.750%, 12/01/32	150	155
Johnson City, Tennessee Health & Elderly Facilities Authority, Callable 07/01/12 @ 103 7.500%, 07/01/25	100	118
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A, Callable 07/01/14 @ 100 5.375%, 07/01/23	500	519
Mesa Industrial Development Authority, Discovery Health Systems, Series A, Callable 01/01/10 @ 101 (MBIA) 5.750%, 01/01/25	500	545
5.625%, 01/01/29	500	540
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Callable 12/01/11 @ 101 5.700%, 12/01/21	1,000	1,059
University Medical Center Corporation, Callable 07/01/14 @ 100 5.000%, 07/01/24	500	502
Yavapai Industrial Development Authority, Yavapai Regional Medical Center, Series A, Callable 08/01/13 @ 100 (RAAI) 5.250%, 08/01/21	100	105
6.000%, 08/01/33	375	392
Yuma Industrial Development Authority, Yuma Regional Medical Center, Callable 08/01/07 @ 102 (MBIA) 5.500%, 08/01/17	250	267
		4,491

Arizona Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Housing – 4.9%
Douglas Community Housing Corporation, Rancho La Perilla, Callable 01/20/10 @ 102 (GNMA) 5.900%, 07/20/20	$500	$530
6.000%, 07/20/25	475	496
Phoenix Industrial Development Authority, The Phoenix Authority, Series 1A, Callable 06/01/10 @ 102 (FHLMC) (FNMA) (GNMA) 5.875%, 06/01/16	30	30
		1,056
Lease Revenue – 1.5%
Navajo County Municipal Property Corporation, Jail Facility (ACA) 5.625%, 07/01/09	310	332
Miscellaneous – 6.0%
Arizona Student Loan Acquisition Authority, Series A, Callable 11/01/09 @ 102 (AMT) 5.900%, 05/01/24	100	106
Greater Arizona Infrastructure Development Authority, Series A, Callable 08/01/08 @ 102 (MBIA) 5.625%, 08/01/20	200	217
Greater Arizona Infrastructure Development Authority, Series A, Callable 08/01/15 @ 100 4.250%, 08/01/24	200	191
Greater Arizona Infrastructure Development Authority, Series B, Callable 08/01/14 @ 100 5.250%, 08/01/26	750	784
		1,298
Tax Revenue – 12.1%
Arizona School Facilities Board, State School Improvement, Callable 07/01/12 @ 100 5.250%, 07/01/16	750	812
5.250%, 07/01/20	250	269
Oro Valley, Excise Tax, Callable 07/01/10 @ 101 (AMBAC) 5.200%, 07/01/14	100	109
Oro Valley Municipal Water Systems, Pre-refunded 07/01/08 @ 101 (MBIA) 5.200%, 07/01/14	400	434
Phoenix Civic Improvements, Excise Tax, Callable 07/01/09 @ 101 5.750%, 07/01/16	300	329
Surprise Municipal Property Corporation, Callable 07/01/09 @ 101 (FGIC) 5.700%, 07/01/20	300	332
Tempe, Excise Tax, Series A, Callable 07/01/09 @ 100 5.625%, 07/01/20	300	324
		2,609
Transportation – 9.8%
Arizona State Transportation Highway Board, Pre-refunded 07/01/09 @ 100 5.750%, 07/01/18 (a)	200	220
Arizona State Transportation Highway Board, Series A 5.000%, 07/01/09	400	428
Mesa Street & Highway, Pre-refunded 07/01/09 @ 100 (FSA) 5.500%, 07/01/16 (a)	100	109

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Arizona Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Phoenix Civic Improvements, Series B, Callable 07/01/12 @ 100 (AMT) (FGIC) 5.250%, 07/01/21	$250	$260
5.250%, 07/01/27	750	776
Tucson Street & Highway Improvements, Series 1994-E, Callable 07/01/10 @ 100 (FGIC) 5.000%, 07/01/18	300	315
		2,108
Utilities – 7.1%
Chandler Water & Sewer Improvements, Callable 07/01/10 @ 101 (FSA) 5.800%, 07/01/17	250	277
Gilbert Water Municipal Property Wastewater System & Utility, Callable 04/01/08 @ 100 5.000%, 04/01/17	375	370
Puerto Rico Electric Power Authority, Series X, Callable 07/01/05 @ 100 5.500%, 07/01/25	100	101
Tucson Water, Series D, Callable 07/01/09 @ 100 (FGIC) 5.400%, 07/01/17	170	203
Tucson Water, Series 1994-A (MBIA) 6.250%, 07/01/16	250	271
Yavapai Industrial Development Authority, Waste Management Project, Series A-2, Mandatory Put 03/01/08 @ 100 (AMT) 4.450%, 03/01/28	300	303
		1,525
Total Revenue Bonds		15,663
General Obligations – 21.1%
Chandler Public & Recreational Improvements, Callable 07/01/10 @ 101 5.800%, 07/01/18	250	277
Maricopa County School District #11, Peoria Unit, Pre-refunded 07/01/09 @ 101 (FGIC) 5.500%, 07/01/14 (a)	100	110
5.500%, 07/01/15 (a)	120	132
Maricopa County School District #80, Chandler, Callable 07/01/15 @ 100 (MBIA) 4.200%, 07/01/24	250	238
Mesa, Callable 07/01/09 @ 100 (FGIC) 5.000%, 07/01/18	250	267
Peoria, Callable 04/01/09 @ 100 (FGIC) 5.400%, 04/01/15	100	107
5.000%, 04/01/18	575	606
5.000%, 04/01/19	125	131
Phoenix, Callable 07/01/07 @ 102 5.250%, 07/01/20	250	264
Phoenix, Callable 07/01/10 @ 100 5.250%, 07/01/19	350	375
5.375%, 07/01/25	750	800
Pima County Unified School District #12, Sunnyside, Callable 07/01/09 @ 100 (FGIC) 5.300%, 07/01/13	150	162

Arizona Tax Free Fund (concluded)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Pinal County Unified School District #43, Apache, Series A, Callable 07/01/15 @ 100 (MBIA) 5.000%, 07/01/24	$100	$105
Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY) 5.250%, 07/01/33	400	419
Scottsdale, Pre-refunded 07/01/09 @ 100 5.500%, 07/01/22 (a)	250	272
Tucson 5.500%, 07/01/18	250	282
Total General Obligations		4,547
Certificates of Participation – 3.5%
El Mirage, Callable 08/01/05 @ 100 6.900%, 08/01/16	110	110
Pinal County 5.000%, 12/01/14	400	423
Tucson, Callable 07/01/08 @ 100 (MBIA) 5.500%, 07/01/15	200	213
Total Certificates of Participation		746
Total Municipal Bonds (Cost $19,507)		20,956
Money Market Fund – 1.6%
Federated Arizona Municipal Money Market Fund	354,373	354
Total Money Market Fund (Cost $354)		354
Total Investments – 98.8% (Cost $19,861)		21,310
Other Assets and Liabilities, Net – 1.2%		262
Total Net Assets – 100.0%		$21,572

(a)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

ACA – American Capital Access

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2005, the aggregate market value of securities subject to the AMT was $1,445,222 which represents 6.7% of net assets.

COMGTY – Commonwealth Guaranty

FGIC – Financial Guaranty Insurance Corporation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GNMA – Government National Mortgage Association

MBIA – Municipal Bond Insurance Association

RAAI – Radian Asset Assurance Inc.

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

California Intermediate Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 97.1%
Revenue Bonds – 64.6%
Continuing Care Retirement Communities – 7.0%
ABAG Financial Authority, O'Connor Woods (ACA) 5.250%, 11/01/05	$500	$520
ABAG Financial Authority, Odd Fellows Home of California (CMI) 4.950%, 08/15/07	500	507
California Health Facilities Financing Authority, Paradise Valley Estates (CMI) 4.125%, 01/01/10	500	509
4.375%, 01/01/12	540	552
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI) 5.000%, 11/15/12	500	530
La Verne, Brethren Hillcrest Homes, Series B, Callable 02/15/13 @ 101 (ACA) 5.600%, 02/15/33	500	520
Riverside County Public Financing Authority, Air Force Village West 5.125%, 05/15/05	525	526
		3,664
Education – 8.5%
ABAG Financial Authority, Schools of the Sacred Heart, Series A 5.800%, 06/01/08	200	214
California Educational Facilities Authority, Lutheran University, Series C, Callable 10/01/14 @ 100 4.750%, 10/01/15	675	697
California Educational Facilities Authority, University of Pacific, Callable 11/01/14 @ 100 5.000%, 11/01/20	435	452
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A 5.650%, 03/01/07	380	397
5.750%, 03/01/08	400	425
California State Higher Educational Facilities Authority, Occidental College Project, Callable 10/01/07 @ 102 (MBIA) 5.300%, 10/01/10	500	534
California State Higher Educational Facilities Authority, University of La Verne & Western University of Health Sciences, Series B 6.000%, 06/01/10	495	547
California State Higher Educational Facilities Authority, University of Redlands, Series A 5.550%, 06/01/09	225	244
California State Higher Educational Facilities Authority, University of Redlands, Series A, Callable 06/01/10 @ 101 5.700%, 06/01/11	250	275
5.750%, 06/01/12	260	283
California Statewide Communities Development Authority, Viewpoint Schools (ACA) 4.125%, 10/01/14	405	396
		4,464
Healthcare – 14.2%
California Health Facilities Financing Authority, Casa Colina, Callable 04/01/12 @ 100 5.500%, 04/01/13	300	315

California Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
California Health Facilities Financing Authority, Catholic Healthcare West, Series I, Mandatory Put 07/01/14 @ 100 4.950%, 07/01/26	$450	$464
California Health Facilities Financing Authority, Marshall Medical Center, Series A, Callable 11/01/14 @ 100 (CMI) 4.750%, 11/01/19	1,200	1,210
California Health Facilities Financing Authority, Valleycare Medical Center, Series A, Callable 05/01/12 @ 100 (CMI) 4.625%, 05/01/13	300	309
4.800%, 05/01/14	715	740
California State Health Facilities Authority, Casa de las Campanas, Series A, Callable 08/01/08 @ 100 (CMI) 5.375%, 08/01/09	250	264
California Statewide Communities Development Authority, Daughters of Charity Health, Series G 5.250%, 07/01/13	500	534
California Statewide Communities Development Authority, Elder Care Alliance, Series A 7.250%, 11/15/11	500	501
California Statewide Communities Development Authority, Kaiser Permanente, Series D, Mandatory Put 03/01/07 @ 100 4.350%, 11/01/36	500	509
California Statewide Communities Development Authority, Los Angeles Orthopedic Hospital Foundation, Callable 06/01/07 @ 101 (AMBAC) 5.000%, 06/01/12	150	157
Marysville Hospital, Fremont Rideout Health Project, Series A, Callable 07/01/08 @ 103 (AMBAC) 5.000%, 01/01/10	500	532
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de la Concepcion, Series A 5.500%, 11/15/09	650	700
Rancho Mirage Joint Powers Finance Authority, Eisenhower Medical Center, Series A, Callable 07/01/07 @ 102 (MBIA) 5.125%, 07/01/08	500	533
Turlock California Health Facilities Revenue, Emanuel Medical Center, Callable 10/15/14 @ 100 5.000%, 10/15/24	700	683
		7,451
Housing – 5.6%
ABAG Financial Authority, Archstone Redwood Housing Project, Series A 5.300%, 10/01/08	500	528
Aztec Shops, California State Auxiliary Organization, San Diego State University, Callable 09/01/10 @ 101 5.400%, 09/01/11	1,035	1,118
California Rural Home Mortgage Finance Authority, Single Family Mortgage, Series D (FNMA) (GNMA) 5.250%, 06/01/10	40	40
California Statewide Communities Development Authority, Equity Residential, Series B, Mandatory Put 06/15/09 @ 100 5.200%, 12/01/29	500	528
California Statewide Communities Development Authority, Multifamily Housing, Citrus Gardens Apartments, Callable 07/01/12 @ 102 5.375%, 07/01/26	700	717
		2,931

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

California Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Lease Revenue – 4.6%
California State Public Works Board, California Community Colleges, Series A, Callable 12/01/09 @ 101 (MLO) 4.875%, 12/01/18	$200	$205
California State Public Works Board, Department of Corrections, Series A (AMBAC) (MLO) 6.000%, 01/01/06	545	560
California State Public Works Board, Department of Health Services, Callable 11/01/09 @ 101 (MBIA) (MLO) 5.200%, 11/01/12	500	536
California State Public Works Board, Department of Mental Health, Callable 06/01/14 @ 100 5.500%, 06/01/16	540	593
Los Angeles Municipal Improvement Corporation, Sanitation Equipment, Series A (FSA) (MLO) 6.000%, 02/01/07	500	530
		2,424
Miscellaneous – 3.2%
Children's Trust Fund, Puerto Rico Tobacco Settlement Issue, Escrowed to Maturity 5.000%, 07/01/08 (a)	250	265
Golden West Schools Financing Authority, Series A (MBIA) 5.700%, 02/01/13	720	817
5.750%, 02/01/14	520	594
		1,676
Recreational Facility Authority – 1.1%
California State University Fresno Association, Auxiliary Organization Event Center, Callable 07/01/12 @ 101 6.000%, 07/01/22	500	566
Tax Revenue – 1.8%
Long Beach Community Facilities District #5, Towne Center Special Tax, Callable 10/01/06 @ 102 6.100%, 10/01/12	165	172
Murrieta Community Facilities District #2, The Oaks Area, Callable 09/01/14 @ 100 5.750%, 09/01/20	250	259
West Covina Redevelopment Agency, Fashion Plaza Project 5.125%, 09/01/05	300	303
William S. Hart Joint School Financing Authority, Special Tax, Callable 09/01/05 @ 102 (FSA) 6.100%, 09/01/06	200	207
		941
Transportation – 4.5%
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC) 4.650%, 10/01/14 (b)	1,000	661
San Francisco Bay Area Transportation Financing Authority, Bridge Toll (ACA) 5.500%, 08/01/05	690	697
San Francisco City & County International Airports Commission, Second Series, Issue 25 (AMT) (FSA) 5.500%, 05/01/08	500	531

California Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
San Francisco City & County International Airports Commission, SFO Fuel, Series A (AMT) (FSA) 5.250%, 01/01/07	$450	$467
		2,356
Utilities – 14.1%
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Project, Mandatory Put 09/01/09 @ 100 (AMT) 4.100%, 09/01/14	750	748
California State Department of Water, Central Valley Project, Series O, Callable 12/01/05 @ 101 5.000%, 12/01/12	500	514
California State Department of Water, Central Valley Project, Series P, Pre-refunded 06/01/06 @ 101 5.300%, 12/01/07 (c)	750	781
California State Department of Water, Series A, Callable 05/01/12 @ 101 5.875%, 05/01/16	500	558
California State Department of Water, Series C-10 (VRDO) 1.645%, 05/01/22 (e)	1,500	1,500
Chino Basin Regional Financing Authority, Inland Empire Utility Agency Sewer Project, Callable 11/01/09 @ 101 (MBIA) 5.200%, 11/01/11	405	436
Imperial, Wastewater Treatment Facility, Callable 10/15/11 @ 102 (FGIC) 5.000%, 10/15/20	1,000	1,044
Metropolitan Water District of Southern California, Series B, Callable 07/01/06 @ 102 (MBIA) 4.875%, 07/01/10	190	199
5.000%, 07/01/14	295	309
Metropolitan Water District of Southern California, Series B, Pre-refunded 07/01/06 @ 102 (MBIA) (c) 4.875%, 07/01/10	135	141
5.000%, 07/01/14	205	215
Richmond Wastewater Systems, Callable 08/01/09 @ 102 (FGIC) 5.200%, 08/01/11	500	538
Whittier Utility Authority, Callable 06/01/13 @ 100 (MBIA) 4.400%, 06/01/17	305	308
4.500%, 06/01/18	65	66
		7,357
Total Revenue Bonds		33,830
General Obligations – 26.0%
A B C California Unified School District, Series A 4.600%, 02/01/16 (MBIA)	400	419
Alisal Unified School District, Series C, Zero Coupon Bond (FGIC) 5.050%, 08/01/08 (b)	860	773
Bassett Unified School District, Capital Appreciation-Election 2004-A, Zero Coupon Bond (FSA) 4.470%, 08/01/16 (b)	450	267
4.540%, 08/01/17 (b)	500	280
California State, Callable 08/01/13 @ 100 5.000%, 02/01/17	500	521
California State, Callable 04/01/14 @ 100 5.125%, 04/01/24	1,000	1,053
Foothill-De Anza Community College District, Callable 08/01/10 @ 101 6.000%, 08/01/11	300	339

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

California Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Franklin McKinley California School District, Capital Appreciation Election 2004, Series A, Zero Coupon Bond (FGIC) 4.820%, 08/01/16 (b) (d)	$475	$283
Fresno Unified School District, Series A (MBIA) 6.050%, 08/01/11	500	576
Golden West Schools Financing Authority, Series A, Zero Coupon Bond (MBIA) 5.000%, 02/01/12 (b)	535	408
Grant Joint Unified High School District, Callable 08/01/15 @ 100 (FSA) 5.000%, 08/01/16 (d)	810	876
Grossmont Unified High School District, Callable 09/01/08 @ 102 (FSA) (MLO) 5.400%, 09/01/13	300	330
Jefferson Union High School District, San Mateo County, Series A (MBIA) 6.250%, 02/01/14	300	354
Lemon Grove School District, Election of 1998-B, Zero Coupon Bond (FSA) 3.329%, 11/01/20 (b)	375	174
Montebello Unified School District, Zero Coupon Bond (MBIA) 5.680%, 08/01/21 (b)	700	310
Oxnard School District (MBIA) 5.000%, 08/01/05	600	606
Paramount Unified School District, Callable 09/01/15 @ 100 (FSA) 4.000%, 09/01/16	500	496
Pomona School District, Series A (MBIA) 5.450%, 02/01/06	250	256
5.500%, 08/01/06	250	260
Pomona School District, Series A, Callable 08/01/11 @ 103 (MBIA) 6.150%, 08/01/15	500	579
Puerto Rico Commonwealth, Series B (FSA) 6.500%, 07/01/15	1,000	1,218
Roseville Joint Union High School District, Callable 08/01/11 @ 101 5.200%, 08/01/20	600	634
San Juan Unified School District, Zero Coupon Bond (FSA) 5.420%, 08/01/16 (b)	390	232
San Mateo County Community College District, Series A, Zero Coupon Bond (FGIC) 5.300%, 09/01/17 (b)	760	426
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC) 5.150%, 09/01/17 (b)	1,000	560
Walnut Valley Unified School District, Series A (MBIA) 6.850%, 08/01/07	250	273
Walnut Valley Unified School District, Series A, Callable 08/01/10 @ 102 (FSA) 5.000%, 08/01/12	255	275
West Covina Unified School District, Series A (MBIA) 5.350%, 02/01/20	770	862
Total General Obligations		13,640
Certificates of Participation – 6.5%
Bakersfield Convention Center Expansion Project, Callable 04/01/07 @ 101 (MBIA) (MLO) 5.500%, 04/01/10	250	264
Kern County Board of Education, Series A, Callable 05/01/08 @ 102 (MBIA) (MLO) 5.200%, 05/01/12	905	969

California Intermediate Tax Free Fund (concluded)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Los Angeles Community College, Energy Retrofit Project (AMBAC) 5.000%, 08/15/09	$300	$324
Los Angeles County Schools, Regionalized Business Services Financing Project, Series A 5.000%, 09/01/08	200	212
Los Angeles, Sonnenblick Del Rio, West Los Angeles (AMBAC) (MLO) 5.375%, 11/01/10	500	553
Paradise Unified School District, Measure M Project, Series A, Callable 09/01/05 @ 102 (AMBAC) (MLO) 5.250%, 09/01/07	300	309
San Buenaventura Wastewater Revenue, Callable 03/01/14 @ 100 (MBIA) 4.000%, 03/01/16	500	494
West Covina Civic Center Project, Pre-refunded 09/01/05 @ 102 (FSA) (MLO) 5.250%, 09/01/07 (c)	250	258
Total Certificates of Participation		3,383
Total Municipal Bonds (Cost $48,651)		50,853
Money Market Funds – 3.8%
Federated California Municipal Cash Trust	1,302,646	1,302
Provident California Money Fund	657,741	658
Total Money Market Funds (Cost $1,960)		1,960
Total Investments – 100.9% (Cost $50,611)		52,813
Other Assets and Liabilities, Net – (0.9)%		(459)
Total Net Assets – 100.0%		$52,354

(a)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)  The rate shown is the effective yield at the time of purchase.

(c)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(d)  Security purchased on a when-issued basis. On March 31, 2005, the total cost of investments purchased on a when-issued basis was $1,153,070 or 2.2% of total net assets. See note 2 in Notes to Financial Statements.

(e)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2005.

ABAG – Association of Bay Area Governments

ACA – American Capital Access

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2005, the aggregate market value of securities subject to the AMT was $1,745,969, which represents 3.3% of net assets.

CMI – California Mortgage Insurance Program

FGIC – Financial Guaranty Insurance Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GNMA – Government National Mortgage Association

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

VRDO – Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, and is subject to change periodically. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days notice. Maturity date shown represents final maturity.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

California Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 97.3%
Revenue Bonds – 64.1%
Continuing Care Retirement Community – 1.0%
ABAG Finance Authority, Lincoln Glen Manor Senior Citizens, Callable 02/15/08 @ 101 (CMI) 6.100%, 02/15/25	$250	$266
Education – 10.1%
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A 5.550%, 03/01/06	250	256
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A, Callable 03/01/10 @ 101 6.750%, 03/01/19	380	417
California State Higher Educational Facilities Authority, University of La Verne & Western University of Health Sciences, Series B, Callable 06/01/10 @ 101 6.625%, 06/01/20	215	236
California State Higher Educational Facilities Authority, University of Redlands, Series A, Callable 06/01/10 @ 101 5.950%, 06/01/15	310	335
California State University Foundation, Monterey Bay, Callable 06/01/11 @ 100 (MBIA) 5.300%, 06/01/22	500	535
University of California, Series K, Callable 09/01/08 @ 101 5.000%, 09/01/20	1,000	1,040
		2,819
Healthcare – 9.0%
ABAG Financial Authority, Schools of the Sacred Heart, Series A 5.900%, 06/01/10	200	220
California Health Facilities Financing Authority, Casa Colina, Callable 04/01/12 @ 100 5.500%, 04/01/13	50	53
California Health Facilities Financing Authority, Marshall Medical Center, Series A, Callable 11/01/14 @ 100 (CMI) 4.750%, 11/01/19	560	565
California Statewide Communities Development Authority, Daughters of Charity Health, Series A, Callable 07/01/15 @ 100 5.250%, 07/01/30	100	103
California Statewide Communities Development Authority, Elder Care Alliance, Series A 7.250%, 11/15/11	250	251
California Statewide Communities Development Authority, Kaiser Permanente, Series D, Mandatory Put 03/01/07 @ 100 4.350%, 11/01/36	250	255
California Statewide Communities Development Authority, Los Angeles Orthopedic Hospital Foundation, Callable 06/01/07 @ 101 (AMBAC) 5.000%, 06/01/12	350	366
Puerto Rico Industrial Tourist, Educational, Medical & Environmental Control Facilities, Hospital de La Concepcion, Series A 5.500%, 11/15/08	400	427
Turlock California Health Facilities Revenue, Emanuel Medical Center, Callable 10/15/14 @ 100 5.000%, 10/15/24	300	293
		2,533

California Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Housing – 5.4%
Aztec Shops, California State Auxiliary Organization, San Diego State University 5.200%, 09/01/08	$455	$482
California State Department of Veterans Affairs, Series C, Callable 01/09/11 @ 101 (AMT) 5.500%, 12/01/19	460	482
California State Housing Finance Agency, Single Family Mortgage, Series B (AMT) (FNMA) (GNMA) 5.650%, 06/01/10	25	25
California Statewide Communities Development Authority, Archstone Seascape, Mandatory Put 06/01/08 @ 100 5.250%, 06/01/29	500	524
		1,513
Lease Revenue – 4.0%
California State Public Works Board, California Community Colleges, Series B, Callable 06/01/14 @ 100 5.500%, 06/01/19	1,035	1,129
Miscellaneous – 9.0%
Golden West Schools Financing Authority, Series A (MBIA) 5.750%, 02/01/14	250	285
5.800%, 08/01/22	320	377
5.800%, 08/01/23	345	406
Sacramento City Financing Authority, Callable 06/01/10 @ 101 (MLO) 5.400%, 06/01/18	455	493
5.500%, 06/01/23	645	702
San Francisco Airport Commission, SFO Fuel Company, Callable 01/01/08 @ 102 (AMT) (FSA) 5.625%, 01/01/12	250	268
		2,531
Recreational Facility Authority – 2.0%
California State University Fresno Association, Auxiliary Organization Event Center, Callable 07/01/12 @ 101 6.000%, 07/01/22	500	566
Revolving Fund – 0.8%
California Statewide Communities Development Authority Water & Wastewater Revenue, Pooled Financing Project, Series 2004A, Callable 10/01/13 @ 101 (FSA) 5.000%, 10/01/16	215	231
Tax Revenue – 6.5%
Grass Valley Community Redevelopment Agency, Tax Allocation, Callable 12/01/08 @ 102 6.400%, 12/01/34	400	443
Long Beach Community Facilities District #5, Towne Center Special Tax, Callable 10/01/06 @ 102 6.100%, 10/01/12	250	261
Los Angeles, Callable 03/01/10 @ 101 5.625%, 03/01/19	715	769
Los Angeles County Community Facilities District #3, Series A, Special Tax, Callable 09/01/10 @ 100 (AMBAC) 5.250%, 09/01/18	200	219

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

California Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Murrieta Community Facilities District #2, The Oaks Area, Callable 09/01/14 @ 100 5.750%, 09/01/20	$125	$130
		1,822
Transportation – 0.4%
Puerto Rico Commonwealth Highway & Transportation Authority, Series X (MBIA) 5.500%, 07/01/15	100	113
Utilities – 15.9%
California Pollution Control Filing Authority, Solid Waste Disposal Revenue, Waste Management Project, Series A-2, Callable 04/01/15 @ 101 (AMT) 5.400%, 04/01/25 (a)	500	506
California State Department of Water, Series W (FSA) 5.500%, 12/01/14	450	509
Compton Sewer Authority, Callable 09/01/08 @ 102 (MBIA) 5.375%, 09/01/23	1,150	1,237
Contra Costa Water Authority, Series A, Callable 10/01/12 @ 100 (FGIC) 5.000%, 10/01/20	340	355
Los Angeles Power System, Series A, Subseries A-1 (MBIA) 5.000%, 07/01/12	1,225	1,334
South Bayside Waste Management Authority, Callable 03/01/09 @ 102 (AMBAC) 5.750%, 03/01/20	150	165
West Kern County Water District, Callable 06/01/10 @ 101 5.200%, 06/01/14	320	332
		4,438
Total Revenue Bonds		17,961
General Obligations – 27.9%
Acalanes Unified High School District, Zero Coupon Bond, Pre-refunded 08/01/10 @ 70.92 (FGIC) 5.560%, 08/01/16 (b) (c)	700	413
Bassett Unified School District, Capital Appreciation Election of 2004-A, Zero Coupon Bond (FSA) 4.610%, 08/01/18 (c)	550	291
California State, Callable 10/01/10 @ 100 5.250%, 10/01/19	700	719
California State, Callable 02/01/13 @ 100 5.000%, 02/01/24	600	637
Glendora Unified School District, Series A, Callable 09/01/10 @ 101 (FSA) 5.350%, 09/01/20	340	366
5.375%, 09/01/25	1,000	1,068
Jefferson Union High School District, San Mateo County, Series A (MBIA) 6.250%, 08/01/20	460	561
Pleasant Valley School District, Ventura County, Series A (MBIA) 5.850%, 02/01/19	250	292
Pomona Unified School District, Series A (MBIA) 5.950%, 02/01/17	855	1,001
Sacramento Unified School District, Series A, Pre-refunded 07/01/09 @ 102 5.750%, 07/01/17 (b)	400	450

California Tax Free Fund (concluded)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Vallejo City Unified School District, Series A (MBIA) 5.900%, 08/01/21	$350	$414
Ventura County Community College District, Series A, Callable 08/01/12 @ 101 (MBIA) 5.000%, 08/01/18	910	961
Wiseburn School District, Series A, Callable 08/01/10 @ 100 (FGIC) 5.250%, 08/01/22	600	640
Total General Obligations		7,813
Certificates of Participation – 5.3%
Escondido, Series A, Callable 09/01/10 @ 101 (FGIC) 5.625%, 09/01/20	300	328
Los Angeles, Sonnenblick del Rio Senior Lien, Callable 11/01/10 @ 101 (AMBAC) 6.000%, 11/01/19	330	373
Ridgecrest Civic Center Project, Callable 03/01/09 @ 101 6.250%, 03/01/21	250	264
Westlands Water District Revenue, Series A, Callable 03/01/15 @ 100 (MBIA) 5.000%, 09/01/30	500	514
Total Certificates of Participation		1,479
Total Municipal Bonds (Cost $25,694)		27,253
Money Market Funds – 3.4%
Federated California Municipal Cash Trust	526,972	527
Provident California Money Fund	420,165	420
Total Money Market Funds (Cost $947)		947
Total Investments – 100.7% (Cost $26,641)		28,200
Other Assets and Liabilities, Net – (0.7)%		(204)
Total Net Assets – 100.0%		$27,996

(a)  Security purchased on a when-issued basis. On March 31, 2005, the total cost of investments purchased on a when-issued basis was $500,000 or 1.8% of total net assets. See note 2 in Notes to Financial Statements.

(b)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(c)  The rate shown is the effective yield at the time of purchase.

ABAG – Association of Bay Area Governments

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2005, the aggregate market value of securities subject to the AMT was $1,280,837, which represents 4.6% of net assets.

CMI – California Mortgage Insurance Program

FGIC – Financial Guaranty Insurance Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GNMA – Government National Mortgage Association

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Colorado Intermediate Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 96.8%
Revenue Bonds – 75.5%
Education – 7.5%
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project 6.250%, 09/15/11	$370	$388
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity 6.375%, 12/01/11 (a)	800	878
Colorado State Educational & Cultural Facilities Authority, Core Knowledge Charter School, Callable 11/01/09 @ 100 6.850%, 11/01/16	440	504
Colorado State Educational & Cultural Facilities Authority, University of Denver (MBIA) 4.250%, 03/01/13	2,000	2,058
		3,828
Healthcare – 20.4%
Colorado State Health Facilities Authority, Boulder Hospital (MBIA) 4.875%, 10/01/09	500	529
5.000%, 10/01/10	500	535
Colorado State Health Facilities Authority, Catholic Health Initiatives, Series A 5.000%, 03/01/12	500	531
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 12/01/10 @ 102 6.900%, 12/01/25	350	387
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Series A 4.200%, 06/01/13	200	196
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project, Callable 01/01/08 @ 100 5.375%, 01/01/16	700	704
Colorado State Health Facilities Authority, North Colorado Medical Center Project (FSA) 5.000%, 05/15/09	1,000	1,061
Colorado State Health Facilities Authority, Parkview Medical Center 5.500%, 09/01/07	250	261
5.750%, 09/01/08	250	266
5.500%, 09/01/09	500	529
Colorado State Health Facilities Authority, Poudre Valley Healthcare, Callable 12/01/09 @ 101 (FSA) 5.750%, 12/01/10	1,000	1,100
Colorado State Health Facilities Authority, Steamboat Springs Health Project, Callable 09/15/08 @ 101 5.300%, 09/15/09	250	255
Colorado State Health Facilities Authority, The Devereux Foundation, Callable 11/01/12 @ 100 (RAAI) 4.200%, 11/01/13	80	80
Colorado State Health Facilities Authority, Vail Valley Medical Center, Callable 01/15/12 @ 100 5.750%, 01/15/22	800	838
Colorado State Health Facilities Authority, Vail Valley Medical Center Project 5.000%, 01/15/13	300	306

Colorado Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Delta County Memorial Hospital District, Callable 09/01/13 @ 100 5.350%, 09/01/17	$500	$508
La Junta Hospital, Arkansas Valley Regional Medical Center Project 5.200%, 04/01/06	300	304
5.300%, 04/01/07	320	328
5.400%, 04/01/08	335	345
5.500%, 04/01/09	355	368
Montrose Memorial Hospital 5.300%, 12/01/13	260	261
Montrose Memorial Hospital, Callable 12/01/13 @ 102 5.450%, 12/01/14	390	393
University of Colorado Hospital Authority, Callable 11/15/11 @ 100 5.000%, 11/15/14	300	308
		10,393
Housing – 0.0%
Colorado State Housing Finance Authority, Single Family Mortgages, Series B-1, Callable 06/01/05 @ 103 (AMT) 5.875%, 06/01/11	10	10
Miscellaneous – 6.3%
Colorado State Educational & Cultural Facilities Authority, Colorado Public Radio 4.800%, 07/01/09	250	258
4.900%, 07/01/10	265	275
Colorado State Educational & Cultural Facilities Authority, National Conference of State Legislatures, Callable 06/01/11 @ 100 5.250%, 06/01/13	700	743
Denver City & County, Helen G. Bonfils Foundation Project, Series B, Callable 12/01/07 @ 100 5.125%, 12/01/17	900	938
Jefferson County, Metropolitan YMCA Project, Series A, Pre-refunded 08/01/05 @ 100 7.500%, 08/01/08 (b)	1,000	1,016
		3,230
Recreational Facility Authority – 0.4%
Hyland Hills Metropolitan Park & Recreational District, Series A, Callable 12/15/07 @ 101 6.100%, 12/15/09	210	225
Tax Revenue – 7.7%
Boulder County Sales & Use Tax (FGIC) 5.750%, 12/15/05	870	890
Boulder County Sales & Use Tax, Escrowed to Maturity (FGIC) 5.750%, 12/15/05 (a)	130	133
Douglas County Sales & Use Tax (FSA) 6.000%, 10/15/09	200	222
Larimer County Sales & Use Tax (AMBAC) 5.000%, 12/15/10	460	497
Longmont Sales & Use Tax, Callable 11/15/10 @ 100 5.500%, 11/15/15	500	545
Longmont Sales & Use Tax, Callable 11/15/10 @ 101 (AMBAC) 4.875%, 11/15/18	1,000	1,039
Westminster Sales & Use Tax, Series A, Callable 12/01/07 @ 102 (FGIC) 5.250%, 12/01/11	500	534
		3,860

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Colorado Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Transportation – 13.3%
Colorado Department of Transportation (AMBAC) 6.000%, 06/15/10	$1,000	$1,123
Northwest Parkway Public Highway Authority, Convertible, Zero Coupon Bond (AMBAC) 5.250%, 06/15/15 (c)	2,000	1,589
5.350%, 06/15/16 (c)	1,000	803
Northwest Parkway Public Highway Authority, Convertible, Zero Coupon Bond (FSA) 5.000%, 06/15/14 (c)	750	596
The E-470 Public Highway Authority, Series B, Zero Coupon Bond (MBIA) 5.520%, 09/01/17 (c)	1,575	873
6.400%, 09/01/19 (c)	960	476
5.650%, 09/01/20 (c)	500	235
5.396%, 09/01/22 (c)	1,620	676
The E-470 Public Highway Authority, Series C, Convertible, Zero Coupon Bond (MBIA) 4.250%, 09/01/17 (c)	500	384
		6,755
Utilities – 19.9%
Arapahoe County Water & Wastewater Authority 5.550%, 12/01/06	140	146
5.650%, 12/01/07	150	159
5.750%, 12/01/08	160	173
Arapahoe County Water & Wastewater Authority, Callable 12/01/09 @ 100 6.000%, 12/01/11	185	205
Boulder Water & Sewer 5.750%, 12/01/10	1,545	1,724
Broomfield Water Activity Enterprise, Callable 12/01/10 @ 101 (MBIA) 5.500%, 12/01/17	500	550
Colorado Springs, Series A (VRDO) 2.220%, 11/01/29 (d)	3,800	3,800
Colorado State Water Resource & Power Development Authority, Small Water Resources, Series A, Callable 11/01/10 @ 100 (FGIC) 5.700%, 11/01/15	100	110
Denver City & County Wastewater, Callable 11/01/12 @ 100 (FGIC) 5.250%, 11/01/17	1,260	1,360
Platte River Power Authority, Series DD, Callable 06/01/07 @ 102 (MBIA) 5.375%, 06/01/17	875	928
Ute Water Conservancy District (MBIA) 6.000%, 06/15/09	680	753
Widefield Water & Sanitation District, Callable 12/01/14 @100 (MBIA) 4.000%, 12/01/15	200	198
		10,106
Total Revenue Bonds		38,407
General Obligations – 15.8%
Arapahoe County School District #5, Cherry Creek, Callable 12/15/09 @ 100 (STAID) 5.500%, 12/15/11	1,000	1,085
Boulder, Larimer & Weld Counties, St. Vrain Valley School District, Callable 12/15/13 @ 100 (MBIA) (STAID) 5.250%, 12/15/14	1,000	1,097
Douglas County School District #RE-1, Douglas & Elbert Counties, Series B, Zero Coupon Bond (FSA) (STAID) 4.230%, 12/15/15 (c)	1,255	775

Colorado Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
El Paso County School District #20, Series A (STAID) 6.100%, 12/15/05	$500	$513
Elbert County School District #C-1, Elizabeth 5.150%, 12/01/08	500	535
Garfield County School District #RE-2, Callable 12/01/12 @ 100 (FSA) (STAID) 5.250%, 12/01/19	1,530	1,644
Jefferson County School District #R-001 (MBIA) (STAID) 6.250%, 12/15/09	1,000	1,126
Westglenn Metropolitan District, Callable 12/01/09 @ 100 6.000%, 12/01/14	1,220	1,282
Total General Obligations		8,057
Certificates of Participation – 5.5%
Colorado Springs Public Facility Authority, Old City Hall Project (FSA) (MLO) 5.000%, 12/01/10	200	216
Englewood Civic Center Project, Callable 12/01/08 @ 100 (MBIA) (MLO) 4.900%, 06/01/13	585	613
Garfield County Building (AMBAC) (MLO) 5.750%, 12/01/09	400	441
Garfield County Building Corporation, Callable 12/01/09 @ 101 (AMBAC) (MLO) 5.300%, 12/01/11	400	432
Westminster Recreational Facilities, Callable 09/01/09 @ 101 (MBIA) (MLO) 5.200%, 09/01/10	1,000	1,079
Total Certificates of Participation		2,781
Total Municipal Bonds (Cost $46,635)		49,245
Affiliated Money Market Fund – 1.7%
First American Tax Free Obligations Fund, Cl Z (e)	880,877	881
Total Affiliated Money Market Fund (Cost $881)		881
Total Investments – 98.5% (Cost $47,516)		50,126
Other Assets and Liabilities, Net – 1.5%		749
Total Net Assets – 100.0%		$50,875

(a)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(c)  The rate shown is the effective yield at the time of purchase.

(d)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2005.

(e)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2005, the aggregate market value of securities subject to the AMT was $10,036, which represents 0.0% of net assets.

Cl – Class

FGIC – Financial Guaranty Insurance Corporation

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Colorado Intermediate Tax Free Fund (concluded)

RAAI – Radian Asset Assurance Inc.

STAID – State Aid Withholding

VRDO – Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, and is subject to change periodically. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specific intervals not exceeding one year, on up to 30 days notice. Maturity date shown represents final maturity.

Colorado Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 97.8%
Revenue Bonds – 70.4%
Continuing Care Retirement Community – 1.8%
Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B, Callable 12/01/12 @ 101 6.125%, 12/01/33	$350	$371
Education – 8.0%
Colorado State Board of Agriculture, Auxiliary Facility Systems, Callable 03/01/07 @ 101 (AMBAC) 5.125%, 03/01/17	200	209
Colorado State Educational & Cultural Facilities Authority, Ave Marie School Project, Callable 12/01/10 @ 100 (RAAI) 6.000%, 12/01/16	200	221
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity 6.375%, 12/01/11 (a)	550	604
Colorado State Educational & Cultural Facilities Authority, Core Knowledge Charter School, Callable 11/01/09 @ 100 6.850%, 11/01/16	100	114
Colorado State Educational & Cultural Facilities Authority, University of Denver Project, Callable 03/01/11 @ 100 (AMBAC) 5.350%, 03/01/20	500	535
		1,683
Healthcare – 19.0%
Boulder County Longmont United Hospital Project (RAAI) 5.250%, 12/01/09	100	107
5.300%, 12/01/10	330	355
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 12/01/10 @ 102 6.900%, 12/01/25	150	166
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Series A, Callable 06/01/14 @ 100 5.250%, 06/01/34	230	233
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project, Callable 01/01/08 @ 100 5.375%, 01/01/16	300	302
Colorado State Health Facilities Authority, Parkview Medical Center 5.600%, 09/01/11	300	321
Colorado State Health Facilities Authority, Portercare Adventist Project, Callable 11/15/11 @ 101 6.500%, 11/15/23	600	660
Colorado State Health Facilities Authority, Poudre Valley Health Care, Series F, Callable 03/01/15 @ 100 5.000%, 03/01/25	350	347
Colorado State Health Facilities Authority, Steamboat Springs Health Project, Callable 09/15/08 @ 101 5.300%, 09/15/09	250	255
Colorado State Health Facilities Authority, Vail Valley Medical Center Project, Callable 01/15/15 @ 100 5.000%, 01/15/20	250	251

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Colorado Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Colorado State Health Facilities Authority, Vail Valley Medical Center, Callable 01/15/12 @ 100 5.800%, 01/15/27	$500	$521
Delta County Memorial Hospital District, Callable 09/01/13 @ 100 5.350%, 09/01/17	220	224
La Junta, Arkansas Valley Regional Medical Center Project, Callable 04/01/09 @ 101 6.100%, 04/01/24	100	104
Montrose Memorial Hospital, Callable 12/01/13 @ 102 6.375%, 12/01/23	130	138
		3,984
Housing – 2.6%
Colorado State Housing Finance Authority, Multifamily Project, Class I, Series B-4, Callable 10/01/10 @ 100 5.900%, 04/01/31	100	104
Colorado State Housing Finance Authority, Series E-2, Callable 08/01/10 @ 105 (AMT) 7.000%, 02/01/30	70	71
Colorado State Housing Finance Authority, Single Family Housing Program, Series A-2, Callable 10/01/09 @ 105 (AMT) 7.450%, 10/01/16	15	16
Colorado State Housing Finance Authority, Single Family Housing Program, Series B-2, Callable 04/01/10 @ 105 (AMT) 7.100%, 04/01/17	45	46
El Paso County, Series D, Zero Coupon Bond, Escrowed to Maturity (AMT) (FSA) (GNMA) 6.000%, 07/01/11 (a) (b)	400	311
		548
Miscellaneous – 4.2%
Colorado State Educational & Cultural Facilities Authority, National Conference of State Legislatures, Callable 06/01/11 @ 100 5.250%, 06/01/21	750	776
Denver City & County, Helen G. Bonfils Foundation Project, Series B, Callable 12/01/07 @ 100 5.125%, 12/01/17	100	104
		880
Recreational Facility Authority – 1.0%
Hyland Hills Metropolitan Park & Recreational District, Series A, Callable 12/15/07 @ 101 6.100%, 12/15/09	200	214
Tax Revenue – 9.0%
Boulder County Sales & Use Tax, Series A, Callable 12/15/09 @ 101 (FGIC) 5.800%, 12/15/16	495	549
6.000%, 12/15/19	200	223
Douglas County Sales & Use Tax, Callable 10/15/10 @ 100 (FSA) 5.625%, 10/15/20	200	218
Highlands Ranch Metropolitan District #2, Callable 06/15/06 @ 101 (FSA) 5.000%, 06/15/16	200	206
Larimer County Sales & Use Tax, Callable 12/15/10 @ 100 (AMBAC) 5.625%, 12/15/18	100	110

Colorado Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Metex Metropolitan District, Series A, Callable 12/01/07 @ 101 (MBIA) 5.800%, 12/01/16	$350	$377
Mountain Village Metropolitan District, San Miguel County, Callable 12/01/07 @ 101 (MBIA) 5.200%, 12/01/17	200	211
		1,894
Transportation – 12.9%
Denver City & County Airport, Series E, Callable 11/15/07 @ 101 (MBIA) 5.250%, 11/15/23	500	526
Northwest Parkway Public Highway Authority, Convertible, Zero Coupon Bond (AMBAC) 5.250%, 06/15/15 (b)	500	397
Northwest Parkway Public Highway Authority, Convertible, Zero Coupon Bond (FSA) 5.000%, 06/15/14 (b)	750	596
Northwest Parkway Public Highway Authority, Convertible, Zero Coupon Bond, Callable 06/15/16 @ 100 (AMBAC) 5.700%, 06/15/21 (b)	1,000	796
The E-470 Public Highway Authority, Series C, Convertible, Zero Coupon Bond (MBIA) 4.250%, 09/01/17 (b)	500	384
		2,699
Utilities – 11.9%
Arapahoe County Water & Wastewater (MBIA) 5.000%, 12/01/26	250	258
Boulder Water & Sewer, Callable 12/01/10 @ 100 5.700%, 12/01/19	300	330
Broomfield Water Activity Enterprise, Callable 12/01/10 @ 101 (MBIA) 5.500%, 12/01/19	400	440
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT) 5.700%, 07/01/18	250	259
Fort Collins Wastewater Utility Enterprise, Callable 12/01/10 @ 100 (FSA) 5.500%, 12/01/20	300	326
Platte River Power Authority, Series DD, Callable 06/01/07 @ 102 (MBIA) 5.375%, 06/01/17	500	530
Pueblo County Board of Waterworks, Series A, Callable 11/01/10 @ 100 (FSA) 5.875%, 11/01/18	305	339
		2,482
Total Revenue Bonds		14,755
General Obligations – 9.4%
Arapahoe County School District #5, Cherry Creek, Callable 12/15/09 @ 100 (STAID) 5.500%, 12/15/19	550	595
Boulder Open Space Acquisition, Callable 08/15/10 @ 100 5.450%, 08/15/16	350	380
El Paso County School District #38, Pre-refunded 12/01/10 @ 100 (STAID) 6.375%, 12/01/18 (c)	200	230
6.000%, 12/01/24 (c)	250	283
El Paso County School District #49, Falcon, Series A, Callable 12/01/09 @ 105 (FSA) (STAID) 6.000%, 12/01/18	200	230

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Colorado Tax Free Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
Morgan County School District #RE-3, Callable 12/01/09 @ 100 (AMBAC) 4.800%, 12/01/18	$250	$257
Total General Obligations		1,975
Certificates of Participation – 18.0%
Arapahoe County Building Finance Authority, Callable 02/15/10 @ 100 (AMBAC) 5.250%, 02/15/19	400	426
5.250%, 02/15/21	650	688
Broomfield Open Space Park & Recreation Facilities, Callable 12/01/10 @ 100 (AMBAC) 5.500%, 12/01/20	800	867
Colorado Springs Old City Hall Project, Callable 12/01/10 @ 100 (FSA) 5.500%, 12/01/17	200	218
5.500%, 12/01/20	200	217
Denver City & County, Series A, Callable 05/01/10 @ 100 (MBIA) 5.500%, 05/01/17	400	431
Eagle County, Callable 12/01/09 @ 101 (MBIA) 5.400%, 12/01/18	300	323
Fremont County Lease, Callable 12/15/07 @ 101 (MBIA) (MLO) 5.300%, 12/15/17	250	268
Garfield County, Callable 12/01/09 @ 101 (AMBAC) 5.750%, 12/01/19	300	330
Total Certificates of Participation		3,768
Total Municipal Bonds (Cost $18,752)		20,498
Total Investments – 97.8% (Cost $18,752)		20,498
Other Assets and Liabilities, Net – 2.2%		462
Total Net Assets – 100.0%		$20,960

(a)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)  The rate shown is the effective yield at the time of purchase.

(c)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2005, the aggregate market value of securities subject to the AMT was $703,012, which represents 3.4% of net assets.

FGIC – Financial Guaranty Insurance Corporation

FSA – Financial Security Assurance

GNMA – Government National Mortgage Association

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

RAAI – Radian Asset Assurance Inc.

STAID – State Aid Withholding

Intermediate Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 99.2%
Alabama – 0.9%
Alabama State Docks Department, Callable 10/01/08 @ 102 (MBIA) (RB) 5.250%, 10/01/10	$3,000	$3,236
Anniston, Regional Medical Center Board, Northeast Alabama Regional Medical Center Project, Escrowed to Maturity (RB) 8.000%, 07/01/11 (a)	1,400	1,646
West Jefferson Amusement & Public Park Authority, First Mortgage, Visionland Alabama Project, Pre-refunded 12/01/06 @ 102 (RB) 7.500%, 12/01/08 (b)	705	746
		5,628
Alaska – 0.6%
Alaska Energy Authority, Bradley Lake, Third Series (FSA) (RB) 6.000%, 07/01/10	2,610	2,920
Alaska State Housing Finance Corporation, Series A, Callable 12/01/05 @ 102 (MBIA) (RB) 5.400%, 12/01/08	1,000	1,028
		3,948
Arizona – 3.2%
Arizona Health Facilities Authority, The Terraces Project, Series A, Callable 11/15/13 @ 101 (RB) 7.500%, 11/15/23	3,300	3,332
Arizona State Municipal Financing Program, Escrowed to Maturity (COP) (MLO) 8.750%, 08/01/07 (a)	1,500	1,695
Arizona State Municipal Financing Program, Series 15, Escrowed to Maturity (COP) (MLO) 8.750%, 08/01/07 (a)	2,085	2,354
Arizona State Transportation Highway Board (RB) 8.000%, 07/01/05	5,000	5,070
Maricopa County School District #69, Paradise Valley (GO) (MBIA) 5.300%, 07/01/11	1,000	1,097
Phoenix Street & Highway User (RB) 6.500%, 07/01/09	180	185
6.250%, 07/01/11	900	924
Tempe Industrial Development Authority, Friendship Villiage Project, Series A (RB) 5.375%, 12/01/13	1,300	1,300
Tucson Airport Authority (FSA) (RB) 5.000%, 06/01/13	2,760	2,968
Yavapai County Industrial Development Authority, Waste Management Project, Mandatory Put 06/01/05 @ 100 (AMT) (RB) 4.625%, 06/01/27	2,000	2,004
		20,929
Arkansas – 0.7%
Pulaski County, Residential Housing Facilities Board, Escrowed to Maturity (FHA) (RB) (VA) 7.250%, 06/01/10 (a)	2,360	2,553
University of Arkansas, Fayetteville, Series B, Callable 11/01/15 @ 100 (FGIC) (RB) 4.500%, 11/01/16	2,000	2,056
		4,609

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
California – 5.6%
ABAG Finance Authority for Nonprofit Corporations, Elder Care Alliance (CMI) (RB) 4.500%, 08/15/12	$335	$338
ABAG Finance Authority for Nonprofit Corporations, Elder Care Alliance, Callable 08/15/14 @ 100 (CMI) (RB) 5.000%, 08/15/17	1,215	1,236
ABAG Financial Authority, Archstone Redwood Housing Project, Series A (RB) 5.300%, 10/01/08	290	306
ABC Unified School District, Series A (GO) (MBIA) 4.900%, 02/01/20	1,615	1,728
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC) (RB) 4.650%, 10/01/14 (c)	2,000	1,322
California Educational Facilities Authority, Lutheran University, Series C, Callable 10/01/14 @ 100 (RB) 5.000%, 10/01/24	1,000	1,016
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Project, Mandatory Put 09/01/09 @ 100 (AMT) (RB) 4.100%, 09/01/14	250	249
California State, Callable 02/01/14 @ 100 (GO) 5.000%, 02/01/21	1,500	1,560
California State, Callable 04/01/14 @ 100 (GO) 5.125%, 04/01/24	500	521
California State, Callable 08/01/13 @ 100 (GO) 5.000%, 02/01/16	1,000	1,058
5.000%, 02/01/17	2,000	2,106
California State, Callable 11/01/11 @ 100 (GO) 5.000%, 11/01/18	5,000	5,199
California State Department of Water, Series A, Callable 05/01/12 @ 101 (RB) 5.875%, 05/01/16	2,000	2,231
California State Economic Recovery, Series A (FGIC) (GO) 5.250%, 07/01/14	1,000	1,106
California Statewide Communities Development Authority, Archstone Seascape, Mandatory Put 06/01/08 @ 100 (RB) 5.250%, 06/01/29	1,000	1,049
California Statewide Communities Development Authority, Elder Care Alliance, Series A (RB) 7.250%, 11/15/11	1,450	1,454
California Statewide Communities Development Authority, Kaiser Permanente, Series I, Mandatory Put 05/01/11 @ 100 (RB) 3.450%, 04/01/35 (d)	500	482
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI) (RB) 5.000%, 11/15/12	1,210	1,282
California Statewide Communities Development Authority, Multifamily Housing, Citrus Gardens Apartments, Callable 07/01/12 @ 102 (RB) 5.375%, 07/01/26	500	512
Golden State Tobacco Securitization, Callable 06/01/10 @ 100 (GO) (MLO) 5.600%, 06/01/28	2,450	2,591

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Golden State Tobacco Securitization, Series B (RB) (MLO) 5.000%, 06/01/12	$1,000	$1,062
Grant Joint Unified High School District, Callable 08/01/15 @ 100 (FSA) (GO) 5.000%, 08/01/16 (e)	1,000	1,081
Mountain View Los Altos School District, Callable 05/01/07 @ 102 (GO) 6.500%, 05/01/17	2,000	2,188
Placentia-Yorba Linda Unified School District, Callable 08/01/14 @ 100 (FGIC) (GO) 5.000%, 08/01/16	500	537
Roseville California JT High School, Callable 08/01/11 @ 101 (GO) 5.100%, 08/01/19 (b)	390	410
San Marcos, Escrowed to Maturity, Zero Coupon Bond (COP) (MLO) 4.890%, 02/15/06 (a) (c)	1,085	1,061
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC) (GO) 5.150%, 09/01/17 (c)	1,000	560
Victor Elementary School District, Series A, Zero Coupon Bond (FGIC) (GO) 5.660%, 08/01/23 (c)	2,030	801
Woodland Financial Authority, Callable 03/01/13 @ 102 (RB) (MLO) (XLCA) 4.700%, 03/01/19	815	830
4.800%, 03/01/20	855	873
		36,749
Colorado – 6.9%
Arapahoe County, Single Family, Escrowed to Maturity, Zero Coupon Bond (RB) 3.340%, 09/01/10 (a) (c)	9,320	7,644
Colorado Department of Transportation (AMBAC) (RB) 6.000%, 06/15/08	3,000	3,267
Colorado Health Facilities Authority, Parkview Medical Center, Callable 09/01/13 @ 100 (RB) 5.000%, 09/01/16	640	651
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project, Callable 09/15/11 @ 100 (RB) 6.750%, 09/15/15	1,200	1,257
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity (RB) 6.375%, 12/01/11 (a)	795	873
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/11 @ 100 (RB) 6.750%, 12/01/16 (b)	1,500	1,768
7.250%, 12/01/21 (b)	1,500	1,808
Colorado State Educational & Cultural Facilities Authority, Pinnacle Charter School Project (RB) 5.250%, 12/01/11	1,335	1,431
Colorado State Health Facilities Authority, Catholic Health Initiatives, Series A (RB) 5.000%, 03/01/12	745	792
Colorado State Health Facilities Authority, Retirement Facilities, Escrowed to Maturity, Zero Coupon Bond (RB) 5.500%, 07/15/20 (a) (c)	10,000	4,813

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Colorado State Housing Finance Authority, Series A-2, Callable 05/01/06 @ 105 (RB) 7.150%, 11/01/14	$115	$115
Denver City & County School District #1, Callable 12/01/13 @ 100 (FSA) (GO) (STAID) 4.000%, 12/01/14	4,545	4,562
Douglas County School District #RE-1, Douglas & Elbert Counties (FGIC) (GO) (STAID) 5.500%, 12/15/14	1,000	1,128
El Paso County School District #2, Harrison, Callable 12/01/11 @ 100 (FGIC) (GO) (STAID) 5.500%, 12/01/16	1,280	1,409
Jefferson County School District #R-1 (GO) (MBIA) 6.500%, 12/15/11	4,975	5,832
Jefferson County School District #R-1, Callable 12/15/08 @ 101 (FGIC) (GO) (STAID) 5.250%, 12/15/11	1,000	1,072
Loveland, Escrowed to Maturity (GO) 8.875%, 11/01/05 (a)	390	404
Mesa County, Escrowed to Maturity, Zero Coupon Bond (RB) 3.539%, 12/01/11 (a) (c)	5,500	4,259
Montrose Memorial Hospital, Callable 12/01/13 @ 102 (RB) 5.700%, 12/01/17	2,170	2,200
		45,285
Connecticut – 0.9%
Connecticut State Health & Educational Facilities Authority, Griffin Hospital, Series B (RAAI) (RB) 5.000%, 07/01/14	1,185	1,246
Mashantucket Western Pequot Tribe, Series A, Callable 09/01/06 @ 102, Pre-refunded 09/01/07 @ 101 (RB) 6.400%, 09/01/11 (b) (f)	4,170	4,500
		5,746
Florida – 1.2%
Greater Orlando Aviation Authority, Airport Facilities (AMT) (FGIC) (RB) 5.250%, 10/01/09	1,815	1,935
Lee County Industrial Development Authority, Shell Point Village Health Project, Series A (RB) 5.500%, 11/15/08	1,000	1,044
Palm Beach County Health Facilities Authority, Abbey Delray South, Life Care Retirement Community (RB) 5.250%, 10/01/13	1,400	1,456
Palm Beach County Housing Facilities, Lourdes Noreen McKeen (RAAI) (RB) 3.500%, 12/01/08	785	786
3.750%, 12/01/09	815	818
Tampa Excise Tax, Callable 04/01/05 @ 100 (RB) 6.125%, 04/01/08	2,000	2,104
		8,143
Georgia – 0.3%
Cherokee County Water & Sewer Authority, Escrowed to Maturity, Callable 08/01/05 @ 101.50 (MBIA) (RB) 11.250%, 08/01/07 (a)	1,445	1,609

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Hawaii – 0.7%
Hawaii State Airport System, Series B (AMT) (FGIC) (RB) 6.250%, 07/01/06	$2,000	$2,081
Hawaii State Harbor System, Series A (AMT) (FSA) (RB) 5.250%, 07/01/08	2,270	2,407
		4,488
Idaho – 0.2%
Ada & Canyon Counties, Joint School District #2, Pre-refunded 07/30/05 @ 101 (GO) 5.500%, 07/30/11 (b)	1,000	1,020
Illinois – 18.9%
Bolingbrook, Capital Appreciation, Escrowed to Maturity, Zero Coupon Bond (FGIC) (GO) 4.950%, 01/01/06 (a) (c)	1,000	981
Champaign County Community Unit School District #004 (GO) 8.250%, 01/01/09	1,315	1,535
Chicago, City Colleges, Zero Coupon Bond (FGIC) (GO) 5.900%, 01/01/15 (c)	10,000	6,412
Chicago, Midway Airport Project, Series C (MBIA) (RB) 5.500%, 01/01/14	1,300	1,435
Chicago, Park District, Parking Facilities Authority (ACA) (RB) 5.500%, 01/01/08	3,585	3,814
Chicago, Project & Refunding (FSA) (GO) 5.500%, 01/01/13	1,000	1,109
Chicago, Project & Refunding, Series A (FGIC) (GO) 5.250%, 01/01/11	5,000	5,430
Chicago, Single Family Mortgages, Series A, Callable 03/01/06 @ 103 (AMT) (FHLMC) (FNMA) (GNMA) (RB) 5.250%, 03/01/13	35	35
Chicago Water, Zero Coupon Bond (FGIC) (RB) 6.776%, 11/01/08 (c)	5,150	4,564
5.260%, 11/01/09 (c)	6,450	5,477
Cook County Community Unit School District #65, Evanston, Series A (FSA) (GO) 6.375%, 05/01/09	3,000	3,349
Cook County Community Unit School District #102, Zero Coupon Bond (FGIC) (GO) 5.200%, 12/01/13 (c)	2,440	1,672
Cook County Community High School District #219, Zero Coupon Bond (FSA) (GO) 4.900%, 12/01/07 (c)	1,560	1,433
Cook County Community Unit School District #401 Elmwood Park, Zero Coupon Bond (FSA) (GO) 5.800%, 12/01/11 (c)	3,625	2,771
Cook County, Escrowed to Maturity (MBIA) (GO) 7.250%, 11/01/07 (a)	2,000	2,079
Cook County High School District #200, Oak Park, Zero Coupon Bond (FSA) (GO) 4.900%, 12/01/06 (c)	2,265	2,157
Cook County School District #088 Bellwood, Series B, Callable 12/01/14 @ 100 (FSA) (GO) 5.000%, 12/01/17	1,675	1,780

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Cook County School District #123, Oak Lawn, Capital Appreciation, Zero Coupon Bond (MBIA) (GO) 5.100%, 12/01/15 (c)	$2,250	$1,381
Cook County, Series A (MBIA) (GO) 6.250%, 11/15/11	1,000	1,147
Du Page County Community High School District #94, West Chicago (FSA) (GO) 7.250%, 11/01/09	1,780	2,065
Granite Single Family Mortgage (RB) 7.750%, 10/01/11	700	808
Illinois Development Finance Authority, Midwestern University, Series B, Callable 05/15/11 @ 101 (RB) 5.750%, 05/15/16	350	374
Illinois Finance Authority, Peoples Gas, Light, and Coke Co., Series A, Mandatory Put 06/01/16 @ 100 (AMBAC) (RB) 4.300%, 06/01/35 (e)	2,000	1,964
Illinois Health Facilities Authority, St. Benedict, Series 2003A-2, Callable 11/15/05 @ 100 (RB) 5.750%, 11/15/15	2,750	2,752
Illinois State (AMBAC) (COP) (MLO) 6.000%, 07/01/06	1,000	1,039
Illinois State Development Finance Authority, Elgin School District, Zero Coupon Bond (RB) 5.210%, 01/01/18 (c)	2,750	1,502
Illinois State Development Finance Authority, Elmhurst Community School #205, Callable 01/01/11 @ 100 (FSA) (RB) 6.375%, 01/01/13	1,025	1,166
Illinois State Development Finance Authority, Waste Management Project (AMT) (RB) 5.850%, 12/01/07	1,000	1,036
Illinois State Educational Facilities Authority, Loyola University of Chicago, Series A, Escrowed to Maturity (RB) 7.000%, 07/01/07 (a)	1,000	1,068
Illinois State Educational Facilities Authority, The Art Institute of Chicago, Mandatory Put 03/01/06 @ 100 (RB) 4.700%, 03/01/30	4,500	4,569
Illinois State, First Series, Callable 08/01/10 @ 100 (GO) 5.500%, 08/01/15	4,500	4,886
Illinois State Health Facilities Authority (RB) 6.500%, 02/15/06	1,130	1,162
Illinois State Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI) (RB) 3.875%, 12/01/08	1,000	1,012
4.350%, 12/01/10	1,605	1,646
Illinois State Health Facilities Authority, Evangelical, Escrowed to Maturity (RB) 6.750%, 04/15/12 (a)	1,320	1,520
Illinois State Health Facilities Authority, Mercy Hospital & Medical Center, Escrowed to Maturity, Callable until 12/31/14 @ 100 (RB) 10.000%, 01/01/15 (a)	740	972
Illinois State Sales Tax (RB) 6.000%, 06/15/09	2,500	2,763
5.100%, 06/15/10	2,000	2,155

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Kane, Cook & Du Page Counties School District #46, Elgin, Callable 01/01/15 @ 100 (FSA) (GO) 4.000%, 01/01/16	$1,660	$1,627
Kane County School District #129, Aurora West Side, Series A (GO) (MBIA) 6.500%, 02/01/07	1,000	1,063
Lake County Community School District #50, Woodland, Series A, Callable 12/01/08 @ 100 (FGIC) (GO) 5.000%, 12/01/09	1,000	1,064
Lake County Community Unit School District #50, Woodland (GO) (MBIA) 8.500%, 01/01/07	1,460	1,596
Lake County Community Unit School District #60, Waukegan, Series B (FSA) (GO) 6.000%, 12/01/07	2,785	2,998
7.500%, 12/01/08	3,640	4,175
Lake County School District #56, Gurnee (FGIC) (GO) 8.375%, 01/01/10	1,290	1,562
Madison & Jersey Counties Unit School District #11, Alton, Capital Appreciation, Zero Coupon Bond (FSA) (GO) 5.350%, 12/01/19 (c)	2,100	1,027
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Callable 06/15/06 @ 102 (AMBAC) (RB) 6.000%, 06/15/07	750	791
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Callable 12/15/09 @ 101 (FGIC) (RB) 5.550%, 12/15/11	675	740
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Escrowed to Maturity, Zero Coupon Bond (FGIC) (RB) 5.000%, 06/15/09 (a) (c)	1,465	1,270
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Pre-refunded 06/15/06 @ 102 (AMBAC) (RB) 6.000%, 06/15/07 (b)	250	265
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Zero Coupon Bond (FGIC) (RB) 5.000%, 06/15/09 (c)	35	30
Morton Grove Residential Housing, Escrowed to Maturity (MBIA) (RB) 7.350%, 09/01/09 (a) (f)	5,570	6,465
Rockford School District #205 (FGIC) (GO) 5.000%, 02/01/14	500	538
Springfield Electric Revenue (MBIA) (RB) 6.000%, 03/01/06	1,050	1,081
St. Clair County, Callable 10/01/09 @ 102 (FGIC) (GO) 6.000%, 10/01/11	1,000	1,121
St. Clair County, Public Building, Series C (FGIC) (RB) (MLO) 6.000%, 12/01/09	2,175	2,418
Will County School District #86, Zero Coupon Bond (FSA) (GO) 5.600%, 11/01/17 (c)	3,870	2,123
Will County School District #365, Zero Coupon Bond (FSA) (GO) 4.530%, 11/01/05 (c)	1,685	1,661

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Winnebago & Boone Counties School District #205, Series C, Partially Escrowed to Maturity (FGIC) (GO) 6.000%, 02/01/08 (a)	$5,065	$5,465
Winnebago County School District #122, Harlem-Love Park, Zero Coupon Bond (FSA) (GO) 5.200%, 01/01/17 (c)	3,000	1,712
		123,812
Indiana – 1.5%
Crown Point Multi-School Building, First Mortgage (MBIA) (RB) (MLO) 7.625%, 01/15/08	1,000	1,118
Evansville Vanderburgh, Public Leasing, Callable 01/15/12 @ 100 (MBIA) (RB) (MLO) 5.750%, 07/15/18	1,000	1,096
Franklin Township Independent School Building Corporation (RB) 5.750%, 07/15/09	1,235	1,358
Gary Sanitation District, Special Tax District (GO) (RAAI) 3.750%, 02/01/11	1,260	1,250
Indiana State Housing Authority, Series B-1, Callable 07/01/05 @ 102 (RB) 6.150%, 07/01/17	280	285
Indiana Transportation Finance Authority, Escrowed to Maturity, Callable 06/01/11 @ 100 (RB) 5.750%, 06/01/12 (a)	180	200
Indiana Transportation Finance Authority, Series A (AMBAC) (RB) 5.750%, 06/01/12	1,820	2,050
Indiana University, Series K, Zero Coupon Bond (MBIA) (RB) 5.360%, 08/01/11 (c)	750	584
St. Joseph County Hospital, Callable 02/15/08 @ 101 (MBIA) (RB) 4.750%, 08/15/12	1,000	1,032
Zionsville Community Schools Building, First Mortgage Bonds, Callable 01/15/12 @ 100 (FGIC) (RB) (MLO) (STAID) 5.750%, 07/15/15	775	856
		9,829
Iowa – 0.9%
Iowa Finance Authority Retirement Community, Friendship Haven Project, Series A, Callable 11/15/09 @ 100 (RB) 5.750%, 11/15/19	500	490
Iowa Higher Education Authority, Callable 10/01/12 @ 100 (ACA) (RB) 5.500%, 10/01/28	2,000	2,082
Iowa Higher Education Authority, Central College (RB) 5.450%, 10/01/26	1,000	1,046
Muscatine Electric, Escrowed to Maturity, Callable 07/01/05 @ 100 (RB) 9.700%, 01/01/13 (a)	1,970	2,470
		6,088
Kansas – 1.3%
Butler County Public Building Authority (MBIA) (RB) (MLO) 6.375%, 10/01/10	1,000	1,142

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Johnson County Residual Housing, Escrowed to Maturity, Zero Coupon Bond, Callable 05/01/12 @ 100 (RB) 3.800%, 05/01/12 (a) (c)	$7,500	$5,690
Sedgwick & Shawnee Counties, Single Family Mortgages, Series A-2 (GNMA) (RB) 6.700%, 06/01/29	680	686
Sedgwick County School District #267 (AMBAC) (GO) 5.250%, 11/01/12	1,045	1,149
		8,667
Kentucky – 0.7%
Kentucky State Turnpike Authority, Escrowed to Maturity (RB) 7.200%, 07/01/09 (a)	1,065	1,158
Kentucky State Turnpike Authority, Escrowed to Maturity, Callable until 06/30/11 @ 100 (RB) 6.000%, 07/01/11 (a)	730	791
Louisville Water, Escrowed to Maturity (RB) 6.000%, 11/15/07 (a)	1,250	1,338
Louisville Water, Escrowed to Maturity, Callable until 10/31/07 @ 101 (RB) 6.375%, 11/01/07 (a)	1,000	1,052
		4,339
Louisiana – 0.1%
Louisiana Local Government Environmental Facilities, Community Development Authority, Callable 01/01/12 @ 101 (AMT) (RB) 6.650%, 01/01/25	795	839
Maine – 0.3%
Maine Municipal Bond Bank, Series B (FSA) (GO) 5.750%, 11/01/10	2,000	2,237
Massachusetts – 4.2%
Boston Industrial Development Financing Authority, Crosstown Center Project, Callable 09/01/12 @ 102 (AMT) (RB) 6.500%, 09/01/35	2,000	1,912
Massachusetts Bay Transportation Authority, General Transportation System Project, Series C (FGIC) (RB) 5.750%, 03/01/10	2,100	2,324
Massachusetts Bay Transportation Authority, Series A (RB) 6.250%, 03/01/12	1,875	2,157
Massachusetts State Commonwealth, Special Obligation, Series A (RB) 5.500%, 06/01/13	1,000	1,114
Massachusetts State Health & Educational Facilities Authority, Partners Healthcare System, Series A, Callable 07/01/07 @ 101 (MBIA) (RB) 5.100%, 07/01/10	3,000	3,142
Massachusetts State, Multi-Family Housing, Escrowed to Maturity, Callable 04/01/05 @ 100 (FHA) (RB) 6.350%, 04/01/08 (a)	815	820
Massachusetts State Port Authority (RB) 5.750%, 07/01/12	1,000	1,115

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Massachusetts State Port Authority, Escrowed to Maturity, Callable until 06/30/13 @ 100 (RB) 13.000%, 07/01/13 (a)	$4,270	$6,029
Massachusetts State, Series A, Callable 01/01/11 @ 100 (GO) 5.125%, 01/01/16	3,000	3,229
Massachusetts State, Series B, Pre-refunded 05/01/10 @ 100 (GO) 5.000%, 05/01/12 (b)	5,000	5,348
		27,190
Michigan – 5.5%
Chippewa Valley Schools, Callable 05/01/12 @ 100 (GO) (MQSBLF) 5.500%, 05/01/14	1,775	1,947
Constantine Public Schools, Callable 11/01/12 @ 100 (GO) (MQSBLF) 5.000%, 05/01/15	1,050	1,120
5.000%, 05/01/16	1,075	1,139
Detroit (AMT) (FSA) (GO) 5.750%, 04/01/09	1,255	1,360
Detroit Water Supply, Escrowed to Maturity, Callable until 06/30/12 @ 100 (FGIC) (RB) 6.250%, 07/01/12 (a)	285	317
Gibraltar School District, Callable 11/01/12 @ 100 (GO) (MQSBLF) 5.500%, 05/01/15	1,175	1,292
Lakeshore Public Schools, Callable 05/01/11 @ 100 (GO) 5.000%, 05/01/12	1,260	1,345
Lakeview Public Schools, Callable 05/01/11 @ 100 (GO) 5.000%, 05/01/14	1,985	2,101
Michigan State Hospital Finance Authority, Ascension Health Credit, Series B, Mandatory Put 11/15/05 @ 100 (RB) 5.200%, 11/15/33	3,000	3,047
Michigan State Hospital Finance Authority, Henry Ford Health Systems, Series A, Callable 03/01/13 @ 100 (RB) 5.500%, 03/01/15	3,500	3,734
Michigan State Hospital Finance Authority, Henry Ford Hospital, Escrowed to Maturity, Callable until 04/30/08 @ 100 (RB) 9.000%, 05/01/08 (a)	4,500	4,928
Michigan State Housing Development Authority, Green Hill Project, Callable until 07/14/05 @ 102 (FNMA) (RB) 5.125%, 07/15/08	1,435	1,462
Michigan State Strategic Fund, Dow-Chemical Project, Mandatory Put 06/01/06 @ 100 (RB) 3.800%, 06/01/14 (d)	2,200	2,208
Oakland University, Callable 05/15/05 @ 102 (MBIA) (RB) 5.600%, 05/15/10	1,000	1,024
Rochester Community School District, Series 1, Pre-refunded 05/01/10 @ 100 (FGIC) (GO) 5.375%, 05/01/11 (b)	2,000	2,183
Romulus Economic Development Corporation, Partnership Project, Escrowed to Maturity, Callable until 10/31/05 @ 100.50 (RB) 7.000%, 11/01/15 (a)	1,300	1,591

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Wayne Charter County Airport, Series A, Callable 12/01/08 @ 101 (AMT) (MBIA) (RB) 5.250%, 12/01/09	$5,000	$5,305
		36,103
Minnesota – 3.8%
Lakeville Independent School District #194, School Building, Series C (FSA) (GO) (MSDCEP) 4.500%, 02/01/12	1,000	1,054
Minnesota Agriculture & Economic Development Board, Health Care Systems, Series A, Callable 11/15/10 @ 101 (RB) 5.875%, 11/15/11	2,135	2,350
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC) (RB) 5.750%, 01/01/10	1,000	1,086
Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/08 @ 101 (AMBAC) (AMT) (RB) 5.375%, 01/01/10	3,000	3,154
Minneapolis Hospital & Rehabilitation, Escrowed to Maturity (RB) 10.000%, 06/01/13 (a)	965	1,222
Monticello, Big Lake Community Hospital District, Health Care Facilities, Series C (RB) 5.250%, 12/01/11	1,940	1,981
Moorhead Independent School District #152, Callable 04/01/12 @ 100 (FGIC) (GO) (MSDCEP) 5.000%, 04/01/13	1,270	1,368
Robbinsdale Independent School District #281 (GO) (MSDCEP) 5.000%, 02/01/09	1,250	1,332
Robbinsdale Independent School District #281, Callable 02/01/09 @ 100 (GO) (MSDCEP) 5.250%, 02/01/12	1,435	1,536
South Washington County Independent School District #833, Series A, Callable 02/01/10 @ 100 (GO) (MSDCEP) 5.300%, 02/01/11	1,000	1,079
St. Paul Housing & Redevelopment Authority, Callable 08/01/06 @ 102.50 (AMBAC) (RB) 6.400%, 02/01/07	1,195	1,269
6.400%, 08/01/07	1,205	1,290
6.500%, 02/01/09	1,315	1,409
St. Paul Port Authority Hotel, Pre-refunded 08/01/08 @ 100 (RB) 8.050%, 08/01/21 (b)	2,335	2,677
St. Paul Port Authority, Office Building at Cedar St.-03-12 (MLO) (RB) 4.000%, 12/01/11	2,045	2,084
		24,891
Mississippi – 0.3%
Madison County School District, Series A (FGIC) (GO) 4.000%, 09/01/15	1,790	1,774
Missouri – 0.2%
Joplin Individual Development Authority Health Facilities, Freeman Health System Project (RB) 4.125%, 02/15/09	750	749
Missouri State Environmental Improvement & Energy Resourse Authority, Series B (RB) 5.250%, 01/01/16	675	748
		1,497

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Nebraska – 2.3%
Douglas County Hospital Authority #1, Immanuel Medical Center, Callable 09/01/07 @ 102 (AMBAC) (RB) 4.800%, 09/01/08	$1,400	$1,470
Douglas County Hospital Authority #002, Medical Center (GTY) (RB) 5.000%, 11/15/11	2,860	3,031
Douglas County Zoo Facilities Revenue, Omaha's Henry Doorly Zoo Project, Callable until 08/31/17 @ 100 (RB) 4.750%, 09/01/17 (e)	745	757
Douglas County Zoo Facilities Revenue, Omaha's Henry Doorly Zoo Project, Callable until 08/31/18 @ 100 (RB) 4.750%, 09/01/18 (e)	740	749
Nebraska Educational Finance Authority, Creighton University Project, Callable 01/01/06 @ 101 (AMBAC) (RB) 5.600%, 01/01/07	2,500	2,575
Nebraska Educational Telecommunication Commission, Leasing Project, Series 2000 (MLO) (RB) 6.000%, 02/01/06	1,275	1,309
Nebraska Investment Financial Authority, Great Plains Regional Medical Center (RAAI) (RB) 4.700%, 11/15/11	500	521
Nebraska Investment Financial Authority, Great Plains Regional Medical Center, Callable 05/15/12 @ 100 (RAAI) (RB) 4.800%, 11/15/12	500	521
4.900%, 11/15/13	600	624
Omaha Northwest Library Facilities, Callable 08/15/07 @ 102 (MLO) (RB) 5.250%, 08/15/12	975	1,038
Omaha Tax Allocation, Convention Center Hotel Redevelopment, Series A, Callable 12/15/14 @100 5.000%, 12/15/19	2,380	2,363
		14,958
Nevada – 1.8%
Carson City, Carson-Tahoe Hospital Project (RB) 5.750%, 09/01/11	1,000	1,076
5.750%, 09/01/12	1,055	1,138
Clark County School District, Building & Renovation, Series B, Callable 06/15/07 @ 101 (FGIC) (GO) 5.750%, 06/15/08	1,000	1,070
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B, Callable 11/15/14 @ 100 (RB) 6.750%, 11/15/23	1,300	1,328
Nevada State, Callable 06/01/08 @ 100 (GO) 5.250%, 06/01/11	3,000	3,199
Washoe County, Escrowed to Maturity, Callable 08/01/05 @ 100 (GO) 9.875%, 08/01/09 (a)	3,455	3,998
		11,809
New Hampshire – 0.5%
New Hampshire Health & Educational Facilities Authority, Callable 07/01/14 @ 100 (RB) 5.375%, 07/01/24	1,250	1,269

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
New Hampshire Health & Educational Facilities Authority, Southern New Hampshire Medical Center, Series A (RAAI) (RB) 5.000%, 10/01/13	$790	$833
New Hampshire State Health & Educational Facilities Authority, Speare Memorial Hospital, Callable 07/01/15 @ 100 (RB) 5.500%, 07/01/25	1,000	994
		3,096
New Jersey – 1.0%
New Jersey Economic Development Authority, Cigarette Tax (RB) 5.500%, 06/15/16	2,000	2,166
New Jersey Health Care Facilities, Capital Health Systems, Series A (RB) 5.500%, 07/01/12	1,500	1,605
New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.500%, 06/15/08	2,000	2,137
New Jersey State Turnpike Authority, Escrowed to Maturity (RB) 6.750%, 01/01/09 (a)	820	839
		6,747
New Mexico – 0.8%
Farmington, Pre-refunded 07/01/05 @ 100 (RB) 9.875%, 01/01/13 (b)	5,160	5,256
New York – 3.4%
Hempstead Town Industrial Development Agency, Callable 12/01/06 @ 102 (MBIA) (RB) 5.000%, 12/01/08	2,000	2,095
Long Island Power Authority, Series B (RB) 5.250%, 12/01/13	4,000	4,343
New York City Transitional Finance Authority, Series A, Callable 11/01/11 @ 100 (RB) 5.500%, 11/01/26	1,000	1,094
New York, Series A, Callable 08/01/12 @ 100 (GO) 5.750%, 08/01/15	3,220	3,538
New York, Series C, Callable 03/15/12 @ 100 (GO) 5.500%, 03/15/14	3,000	3,237
New York, Series D (GO) 5.500%, 06/01/12	2,000	2,187
New York, Series G (GO) (XLCA) 5.500%, 08/01/12	2,000	2,212
New York State Dormitory Authority Revenue, Supported Debt, 2005 Mental Health, Series D, Callable until 02/14/11 @ 100 (RB) 5.750%, 02/15/11	50	55
New York State Dormitory Authority Revenue, Supported Debt, 2005 Mental Health, Series D, Pre-refunded 08/15/10 @ 100 (FSA) (RB) 5.750%, 02/15/11 (b)	1,150	1,287
New York State Dormitory Authority, State Personal Income Tax, Series A (FSA) (RB) 5.500%, 03/15/12	2,000	2,222
New York State Environmental Facilities, Pollution Control, Series D-02, Callable until 11/14/05 @ 102 (RB) 6.400%, 05/15/06	225	230
		22,500

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
North Carolina – 0.8%
North Carolina Eastern Power Agency, Series D (RB) 5.375%, 01/01/13	$2,955	$3,162
North Carolina Power Agency #1, Series A, Callable 01/01/13 @ 100 (FSA) (RB) 5.250%, 01/01/16	2,000	2,160
		5,322
North Dakota – 0.2%
Fargo Health Systems, Meritcare Obligated Group, Series A (FSA) (RB) 5.000%, 06/01/09	715	758
North Dakota State Industrial Commission, Lignite Program, Series A (RB) 5.750%, 11/15/05	330	336
		1,094
Ohio – 0.8%
Lorain County Hospital Facilities, Catholic Healthcare Partners, Series B, Callable 09/01/07 @ 102 (MBIA) (RB) 5.375%, 09/01/09	1,000	1,064
Ohio State Water Development Authority, Escrowed to Maturity, Callable 06/01/05 @ 100 (RB) 9.375%, 12/01/10 (a)	2,010	2,301
Richland County Hospital Facilities, Series A (RB) 5.500%, 11/15/05	725	736
5.550%, 11/15/06	765	793
5.650%, 11/15/08	595	634
		5,528
Oklahoma – 2.4%
Cherokee County Economic, Zero Coupon Bond, Escrowed to Maturity (AMBAC) (RB) 5.610%, 11/01/11 (a) (c)	3,340	2,597
Oklahoma City Industrial & Cultural Facilities, Oklahoma City Project, Callable until 09/30/14 @ 101 (AMT) (RB) 5.750%, 01/01/23	1,430	1,417
Oklahoma County Housing Finance Authority, Series B, Zero Coupon Bond, Pre-refunded 03/01/06 @ 56.92 (RB) 5.740%, 07/01/12 (b) (c)	3,690	2,051
Oklahoma Housing Finance Agency, Series A-2, Callable 05/01/05 @ 100 (FNMA) (RB) 5.500%, 11/01/25	3,000	3,006
South Oklahoma City, Callable until 01/31/13 @ 100, Pre-refunded 02/01/10 @ 100 (RB) 9.750%, 02/01/13 (b)	3,570	4,339
Tulsa Educational Facilities Authority, Holland Hall School Project, Series B, Callable 12/01/08 @ 101 (RB) 4.600%, 12/01/09	1,195	1,242
Tulsa Metropolitan Utility Authority, Callable 09/01/05 @ 102 (RB) 5.600%, 09/01/06	1,000	1,032
		15,684
Oregon – 1.0%
Clackamas County School District #7J, Lake Oswego, Callable 06/01/11 @ 100 (GO) 5.375%, 06/01/14	3,105	3,382
Lane County School District #52, Bethel (GO) (SBG) 5.500%, 06/15/09	1,000	1,087

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Oregon State Department, Administrative Services, Series E, Callable 11/01/12 @ 100 (COP) (FSA) (MLO) 5.000%, 11/01/14	$2,170	$2,323
		6,792
Pennsylvania – 0.9%
Central Greene School District, Capital Appreciation, Escrowed to Maturity, Zero Coupon Bond, Callable until 05/31/05 @ 70.702 (GO) (MBIA) (STAID) 4.690%, 12/01/07 (a) (c)	2,000	1,846
Delaware County Hospital Revenue Authority, Crozer-Chester Medical Center (RAAI) (RB) 5.000%, 12/15/15	1,275	1,338
Delaware County Hospital Revenue Authority, Crozer-Chester Medical Center, Callable 12/15/15 @ 100 (RAAI) (RB) 5.000%, 12/15/17	1,405	1,460
Montgomery County Industrial Development Authority, Whitemarsh Continued Care Project, Callable 02/01/15 @ 100 (RB) 6.125%, 02/01/28	1,000	1,015
		5,659
Puerto Rico – 0.3%
Puerto Rico Electric Power Authority, Series AA (MBIA) (RB) 6.000%, 07/01/06	1,000	1,041
Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY) (RB) 5.250%, 07/01/33	1,000	1,048
		2,089
South Carolina – 1.4%
Charleston EDL Excellence Finance, Charleston County School District Project (RB) 5.000%, 12/01/13	2,000	2,136
Lexington County Health Services District Inc., Lexington Medical Center, Callable 11/01/13 @ 100 (RB) 5.500%, 11/01/23	2,000	2,082
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A (RB) 6.000%, 08/01/13	1,000	1,086
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C (RB) 6.000%, 08/01/13	2,000	2,160
South Carolina State Public Service Authority, Series A (MBIA) (RB) 5.500%, 01/01/10	1,665	1,820
		9,284
South Dakota – 1.1%
Deadwood (ACA) (COP) (MLO) 5.500%, 11/01/07	800	840
5.600%, 11/01/08	845	899
South Dakota State Health & Educational Facilities Authority, Sioux Valley Hospital (RB) 5.250%, 11/01/08	900	947

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
South Dakota State Health & Educational Facilities Authority, Westhills Village Retirement (RB) 5.650%, 09/01/05	$665	$669
5.800%, 09/01/06	735	749
5.900%, 09/01/07	755	779
4.750%, 09/01/11	530	536
5.000%, 09/01/12	1,000	1,021
South Dakota State Health & Educational Facilities Authority, Westhills Village Retirement Community, Callable 09/01/12 @ 101 (RB) 5.000%, 09/01/13	1,000	1,018
		7,458
Tennessee – 2.1%
Knoxville, Series A (GO) 5.000%, 05/01/16	1,030	1,115
Memphis (MBIA) (GO) 5.000%, 10/01/16	2,000	2,162
Metropolitan Government Nashville & Davidson County, Escrowed to Maturity, Callable 04/01/05 @ 102 (RB) 6.400%, 04/01/11 (a)	1,030	1,189
Shelby County Health Educational & Housing Facilities Board, Methodist Healthcare, Escrowed to Maturity, Callable 09/01/12 @ 100 (RB) 6.000%, 09/01/16 (a)	565	644
Shelby County Health Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/12 @ 100, Callable 09/01/12 @ 100 (RB) 6.000%, 09/01/16 (b)	935	1,069
Shelby County Health, Educational & Housing Facilities Board, St. Jude's Children's Research (RB) 5.000%, 07/01/09	500	524
Sullivan County Health, Educational & Housing Facilities, Wellmont Health Systems Project (RB) 6.250%, 09/01/11	1,465	1,584
6.250%, 09/01/12	1,085	1,177
Sullivan County Health, Educational & Housing Facilities, Wellmont Health Systems Project, Callable 09/01/12 @ 101 (RB) 6.500%, 09/01/13	2,215	2,424
Sullivan County Health, Educational & Housing Facilities, Wellmont Health Systems Project, Callable 09/01/13 @ 100 (RAAI) (RB) 5.000%, 09/01/16	2,000	2,081
		13,969
Texas – 8.9%
Abilene Health Facilities Development, Sears Methodist Retirement, Series A (RB) 5.100%, 11/15/05	1,115	1,119
5.250%, 11/15/06	1,175	1,185
5.300%, 11/15/07	1,000	1,023
5.350%, 11/15/08	1,300	1,339
Amarillo Independent School District (GO) (PSFG) 7.000%, 02/01/06	1,035	1,072
Austin, Callable 09/01/11 @ 100 (GO) 5.000%, 09/01/13	4,510	4,812
Bexar County, Zero Coupon Bond (GO) (MBIA) 3.780%, 06/15/06 (c)	1,000	968

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Brazos River Authority, Electric Company Project, Series 1999-B, Mandatory Put 04/01/13 @ 100 (AMT) (RB) 6.750%, 09/01/34	$2,000	$2,311
Brazos River Authority, Electric Company Project, Series A, Mandatory Put 05/01/05 @ 100 (AMT) (RB) 3.000%, 05/01/29 (d)	1,000	1,000
Brazos River Authority, Electric Company Project, Series C, Mandatory Put 11/01/11 @ 100 (AMT) (RB) 5.750%, 05/01/36 (d)	1,585	1,684
Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/12 @ 100 (AMT) (RB) 5.700%, 05/15/33	1,000	1,085
Cypress-Fairbanks Independent School District, Callable 02/15/10 @ 100 (PSFG) (GO) 5.500%, 02/15/18	4,000	4,383
Frisco, Callable 02/05/11 @ 100 (FGIC) (GO) 5.000%, 02/15/18	1,125	1,174
5.000%, 02/15/19	1,675	1,742
Grapevine Industrial Development, Air Cargo, Callable 01/01/12 @ 101 (AMT) (RB) 6.500%, 01/01/24	495	512
Grapevine-Colleyville Independent School District (GO) (PSFG) 8.250%, 06/15/07	1,440	1,598
Gregg County Health Facilities Development, Good Shepherd Medical Center, Series A (RB) 5.750%, 10/01/09	2,895	3,065
Houston Airport Systems, Escrowed to Maturity (RB) 8.200%, 07/01/05 (a)	215	218
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Callable 02/15/14 @ 101 (RB) 7.000%, 02/15/23	2,000	2,148
Irving Independent School District, Series A, Zero Coupon Bond (GO) (PSFG) 5.000%, 02/15/09 (c)	5,000	4,368
Jefferson County Health Facilities Development, Baptist Hospitals (AMBAC) (FHA) (RB) 4.400%, 08/15/09	1,000	1,035
Kaufman County, Callable 02/15/12 @ 100 (FSA) (GO) 5.000%, 02/15/17	1,000	1,050
Keller Independent School District, Callable 08/15/11 @ 100 (GO) (PSFG) 5.375%, 08/15/14	2,000	2,177
North Harris Montgomery Community College District, Callable 02/15/12 @ 100 (FGIC) (GO) 5.375%, 02/15/15	2,535	2,747
Odessa Housing Finance, Escrowed to Maturity, Zero Coupon Bond, Callable 06/01/05 @ 57.747 (MBIA) (RB) 3.780%, 06/01/12 (a) (c)	1,465	1,097
Port Houston Authority, Harris County, Series B, Callable 10/01/11 @ 100 (AMT) (FGIC) (GO) 5.500%, 10/01/12	2,405	2,600
Richardson Hospital Authority (RB) 5.500%, 12/01/13	1,290	1,336

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Richardson Hospital Authority, Callable 12/01/13 @100 (RB) 5.500%, 12/01/14	$1,310	$1,345
Sam Rayburn Municipal Power Agency, Callable until 08/31/10 @ 100, Partially Pre-refunded 09/01/09 @ 100 (MBIA) (RB) 6.000%, 09/01/10 (b)	1,420	1,570
San Antonio Electric & Gas, Series A, Callable 02/01/09 @ 101 (RB) 5.250%, 02/01/13	2,135	2,286
Texas State, Callable 10/01/08 @ 100 (GO) 5.000%, 10/01/15	1,000	1,039
Texas State Public Finance Authority, Parks & Wildlife Projects, Callable until 07/31/08 @ 100 (AMBAC) (RB) (MLO) 6.000%, 08/01/08	1,000	1,074
Tyler Health Facilities, Mother Frances Hospital (RB) 5.250%, 07/01/12	1,000	1,059
United Independent School District (PSF) (GO) 5.000%, 08/15/15 (e)	1,000	1,076
		58,297
Utah – 0.9%
Ashley Valley Water & Sewer, Escrowed to Maturity, Callable 07/01/05 @ 102 (AMBAC) (GO) 10.900%, 01/01/10 (a)	1,310	1,579
Salt Lake & Sandy Metropolitan Water District, Series A (AMBAC) (RB) 5.000%, 07/01/15	2,500	2,694
South Jordan, Sales Tax, Callable 08/15/11 @ 100 (AMBAC) (RB) 5.500%, 08/15/18	1,000	1,094
Utah State Housing Finance Agency, Single Family Mortgages, Issue F-1, Callable 07/01/05 @ 102 (FHA) (RB) (VA) 6.300%, 01/01/18	75	75
Utah State Housing Finance Agency, Single Family Mortgages, Series III, Class R, Callable 07/01/06 @ 102 (FHA) (RB) (VA) 5.950%, 07/01/08	670	699
		6,141
Virginia – 0.8%
Richmond Industrial Development Authority, Government Facilities (AMBAC) (RB) 5.000%, 07/15/18	1,845	1,986
Riverside Regional Jail Authority, Callable 07/01/05 @ 102 (MBIA) (RB) 5.700%, 07/01/08	905	930
Riverside Regional Jail Authority, Pre-refunded 07/01/05 @ 102 (MBIA) (RB) 5.700%, 07/01/08 (b)	1,095	1,126
Virginia State Peninsula Regional Jail Authority, Callable 10/01/05 @ 101 (MBIA) (RB) 5.300%, 10/01/09	1,000	1,024
		5,066
Washington – 4.6%
Clark County School District #37, Vancouver (FSA) (GO) 5.250%, 12/01/14	1,515	1,665

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Energy Northwest, Washington Wind Project, Series A, Callable 01/01/07 @ 103 (RB) 5.100%, 07/01/09	$1,850	$1,968
5.200%, 07/01/10	1,950	2,077
Energy Northwest, Wind Project, Callable 07/01/14 @ 100 (MBIA) (RB) 4.500%, 07/01/15	1,000	1,025
King County (AMBAC) (GO) 5.000%, 12/01/12	2,000	2,155
King County, Series B, Callable 12/01/07 @ 102 (GO) 5.850%, 12/01/13	2,035	2,224
King County, Series B, Pre-refunded 12/01/07 @ 102 (GO) 5.850%, 12/01/13 (b)	965	1,055
Pierce County School District #320, Sumner (GO) 6.000%, 12/01/06	255	264
Port Seattle Passenger Facility Charge, Series B (AMBAC) (AMT) (RB) 5.000%, 12/01/07	1,000	1,045
Snohomish County, Callable 12/01/11 @ 100 (GO) (MBIA) 5.375%, 12/01/19	5,000	5,410
Snohomish County Housing Authority, Callable 04/01/06 @ 100 (RB) 6.300%, 04/01/16	1,035	1,050
Spokane County School District #081, Callable 06/01/15 @ 100 (MBIA) (SBG) (GO) 4.650%, 06/01/16 (e)	1,000	885
Spokane County School District #356, Central Valley, Series B, Zero Coupon Bond (FGIC) (GO) 5.030%, 12/01/14 (c)	5,690	3,705
Washington State Public Power Supply System, Nuclear Project #2, Series A, Callable 07/01/06 @ 102 (AMBAC) (RB) 5.700%, 07/01/11	1,000	1,054
Washington State, Series C (GO) 5.500%, 07/01/14	2,275	2,538
Washington State, Series S-5, Zero Coupon Bond (FGIC) (GO) 5.830%, 01/01/16 (c)	3,000	1,826
		29,946
West Virginia – 0.3%
Brooke Pleasants & Tyler Wetzel Counties, Single Family Mortgage, Escrowed to Maturity (RB) 7.400%, 08/15/10 (a)	1,675	1,994
Wisconsin – 1.9%
Door County, Series A, Callable 09/01/11 @ 100 (FGIC) (GO) 5.125%, 09/01/16	1,720	1,839
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Series A, Callable 02/15/09 @ 101 (RB) 5.500%, 02/15/20	1,500	1,525
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project, Callable 12/01/11 @ 100 (RB) 5.750%, 12/01/19	2,000	1,950
Wisconsin State Health & Educational Facilities Authority, Fort Healthcare Income Project, Callable 05/01/14 @ 100 (RB) 5.375%, 05/01/18	1,250	1,263

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B (RB) 6.250%, 02/15/09	$500	$538
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B, Callable 02/15/12 @ 100 (RB) 5.500%, 02/15/13	850	889
Wisconsin State Health & Educational Facilities Authority, Monroe Clinic (RB) 4.450%, 02/15/06	925	935
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A, Callable 04/01/14 @ 100 (RB) 6.125%, 04/01/24	1,500	1,472
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services (RB) 5.750%, 08/15/11	645	709
Wisconsin State Health & Educational Facilities Authority, Wisconsin Medical College, Callable 12/01/14 @ 100 (RB) 5.000%, 12/01/15	1,450	1,553
		12,673
Wyoming – 0.3%
Lincoln County, Pacificorp Project, Mandatory Put 06/03/13 @ 100 (AMT) (RB) 4.125%, 11/01/25 (d)	2,250	2,170
Convertible Bonds – 1.8%
Chicago, Series A, Convertible, Zero Coupon Bond (GO) (MBIA) 3.489%, 01/01/16 (c)	2,000	1,625
Cook County High School District #209, Proviso Township, Convertible, Zero Coupon Bond (FSA) (GO) 4.210%, 12/01/16 (c)	1,000	933
The E-470 Public Highway Authority, Series C, Convertible, Zero Coupon Bond (MBIA) (RB) 4.250%, 09/01/17 (c)	1,500	1,152
Fayette County School District, Convertible, Zero Coupon Bond (FSA) (GO) 4.150%, 03/01/14 (c)	500	396
4.250%, 03/01/15 (c)	265	208
4.350%, 03/01/16 (c)	300	235
Illinois Sports Facilities Authority, Convertible, Zero Coupon Bond (AMBAC) (RB) 4.750%, 06/15/13 (c)	1,405	1,174
Illinois Sports Facilities Authority, Convertible, Zero Coupon Bond, Callable 06/15/15 @ 101 (AMBAC) (RB) 5.100%, 06/15/16 (c)	1,620	1,360
Metropolitan Pier & Exposition Authority, State Sales Tax, Convertible, Zero Coupon Bond (FGIC) (MBIA) (RB) 5.200%, 06/15/17 (c)	1,000	746
Montgomery BMC Special Care Facilities Finance Authority, Series A-2, Convertible, Zero Coupon, Callable 11/15/14 @ 100 (MBIA) (RB) 4.400%, 11/15/16 (c)	2,000	1,830
Northwest Parkway Public Highway Authority, Convertible, Zero Coupon Bond (AMBAC) (RB) 5.250%, 06/15/15 (c)	2,750	2,185
		11,844
Total Municipal Bonds (Cost $617,935)		650,796

Intermediate Tax Free Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Affiliated Money Market Fund – 0.2%
First American Tax Free Obligations Fund, Cl Z (g)	1,504,285	$1,504
Total Affiliated Money Market Fund (Cost $1,504)		1,504
Total Investments – 99.4% (Cost $619,439)		652,300
Other Assets and Liabilities, Net – 0.6%		3,805
Total Net Assets – 100.0%		$656,105

(a)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(c)  The rate shown is the effective yield at the time of purchase.

(d)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2005.

(e)  Security purchased on a when-issued basis. On March 31, 2005, the total cost of investments purchased on a when-issued basis was $6,563,997 or 1.0% of total net assets. See note 2 in Notes to Financial Statements.

(f)  Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of March 31, 2005, the value of these investments was $10,964,724 or 1.7% of total net assets.

(g)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

ABAG – Association of Bay Area Governments

ACA – American Capital Access

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2005, the aggregate market value of securities subject to the AMT was $37,227,336, which represents 5.7% of net assets.

Cl – Class

CMI – California Mortgage Insurance Program

COMGTY – Commonwealth Guaranty

COP – Certificate of Participation

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Authority

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GNMA – Government National Mortgage Association

GO – General Obligation

GTY – Guaranty

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

MSDCEP – Minnesota School District Credit Enhancement Program

MQSBLF – Michigan Qualified School Board Loan Fund Program

PSF – Permanent School Fund

PSFG – Permanent School Fund Guarantee

RAAI – Radian Asset Assurance Inc.

RB – Revenue Bond

SBG – School Board Guaranty

STAID – State Aid Withholding

VA – Veterans Administration

XLCA – XL Capital Assurance Inc.

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Minnesota Intermediate Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 98.7%
Revenue Bonds – 53.9%
Continuing Care Retirement Community – 0.5%
Sauk Rapids Health Care & Housing Facilities, Good Shepherd Lutheran Home, Callable 01/01/12 @ 101 5.750%, 01/01/21	$1,175	$1,188
Economic Development – 1.6%
Minneapolis Community Development Agency, Series G-3, Callable 12/01/11 @ 100 5.350%, 12/01/21	1,000	1,047
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series B (AMT) 6.500%, 08/01/08	1,335	1,427
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series C (AMT) 6.625%, 08/01/08	1,210	1,298
		3,772
Education – 5.6%
Minneapolis, The Blake School Project, Callable 09/01/11 @ 100 5.000%, 09/01/12	445	468
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4 4.500%, 10/01/06	505	514
4.850%, 10/01/09	520	541
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4, Callable 10/01/09 @ 100 5.000%, 10/01/11	500	518
5.000%, 10/01/12	500	515
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 6-C, Callable 05/01/14 @ 100 4.750%, 05/01/18 (a)	1,075	1,090
Minnesota State Higher Education Facilities Authority, Carleton College, Series 3-L1, Callable 05/01/06 @ 100 5.750%, 11/01/12	1,375	1,417
Minnesota State Higher Education Facilities Authority, Minneapolis College of Art and Design 5.000%, 05/01/11	250	259
Minnesota State Higher Education Facilities Authority, St. Benedict College, Callable 03/01/07 @ 100 4.875%, 03/01/08	1,000	1,021
5.100%, 03/01/11	2,885	2,928
Minnesota State Higher Education Facilities Authority, St. Benedict College, Series 5-W 4.200%, 03/01/12	345	349
Minnesota State Higher Education Facilities Authority, St. Catherine College, Series 5-N1, Callable 10/01/12 @ 100 5.250%, 10/01/22	1,500	1,549
Minnesota State Higher Education Facilities Authority, St. John's University, Series 5 (MBIA) 5.000%, 10/01/11	255	274
Minnesota State Higher Education Facilities Authority, St. John's University, Series 5, Callable 10/01/11 @ 100 (MBIA) 5.000%, 10/01/12	480	508

Minnesota Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Callable 10/01/14 @ 100 5.250%, 10/01/19	$530	$564
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 4, Callable 04/01/08 @ 100 5.250%, 04/01/12	385	400
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 5-Y 4.250%, 10/01/14	220	221
		13,136
Healthcare – 14.6%
Cuyuna Range Hospital District, Series A, Callable 06/01/07 @ 102 5.500%, 06/01/10	435	439
5.650%, 06/01/12	940	945
Duluth Economic Development Authority, Benedictine Health System, Callable 02/15/14 @ 100 5.375%, 02/15/22	2,045	2,114
Glencoe Health Care Facilities, Callable 04/01/11 @ 101 7.400%, 04/01/21	1,000	1,081
Hastings Health Care Facility, Regina Medical Center, Callable 09/15/08 @ 100 (ACA) 5.000%, 09/15/13	500	510
Minneapolis & St. Paul Housing & Redevelopment Authority, Healthspan, Series A, Callable until 11/14/13 @ 101 (AMBAC) 5.000%, 11/15/13	1,000	1,012
Minneapolis Healthcare System, Allina Health System, Series A, Callable 11/15/12 @ 100 6.000%, 11/15/23	2,500	2,706
5.750%, 11/15/32	1,300	1,374
Minneapolis Healthcare System, Fairview Health Services, Series A 5.000%, 05/15/12	605	637
Minneapolis Healthcare System, Fairview Health Services, Series B (MBIA) 4.500%, 05/15/11	1,170	1,220
Minnesota Agricultural & Economic Development Board, Benedictine Health, Series A (MBIA) 5.000%, 02/15/10	3,815	4,065
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project 5.500%, 02/01/11	280	297
5.500%, 02/01/12	200	213
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project, Callable 02/01/12 @ 101 5.500%, 02/01/15	730	767
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Callable 11/15/07 @ 102 (MBIA) 5.400%, 11/15/08	1,000	1,072
5.500%, 11/15/17	1,500	1,605
5.750%, 11/15/26	500	536
Monticello, Big Lake Community Hospital, Series C, Callable 12/01/12 @ 100 5.750%, 12/01/15	2,320	2,359

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Minnesota Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Moorhead Economic Development Authority, Eventide Senior Housing, Series B, Callable until 05/31/05 @ 102 5.750%, 06/01/16	$1,360	$1,367
New Hope Housing & Health Care Facilities, Masonic Home North Ridge 5.200%, 03/01/06	645	654
5.300%, 03/01/07	685	703
New Hope Housing & Health Care Facilities, Masonic Home North Ridge, Callable 03/01/09 @ 102 5.500%, 03/01/10	500	521
Plymouth Health Facilities, Westhealth Project, Series A, Callable until 05/31/05 @ 102 (FSA) 6.200%, 06/01/11	1,360	1,391
Rochester, St. Mary's Hospital, Escrowed to Maturity, Callable 04/01/05 @ 100 5.750%, 10/01/07 (b)	825	857
St. Cloud Health Care (FSA) 5.500%, 05/01/07	500	525
5.500%, 05/01/08	1,450	1,546
Shakopee Health Care Facilities, St. Francis Regional Medical Center 4.000%, 09/01/12	305	300
Shakopee Health Care Facilities, St. Francis Regional Medical Center, Callable 09/01/14 @ 100 5.000%, 09/01/17	1,785	1,816
Todd Morrison, Cass & Wadena Counties, United Hospital District 4.250%, 12/01/12	425	422
4.000%, 12/01/13	400	386
Winona Health Care Facilities, Series A, Callable 07/01/12 @ 102 5.300%, 07/01/17	525	533
5.350%, 07/01/18	590	601
		34,574
Housing – 1.2%
Dakota County Housing & Redevelopment Authority, Single Family Mortgages, Callable 10/01/07 @ 101.50 (AMT) (FNMA) (GNMA) 5.125%, 10/01/20	150	151
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Callable until 08/14/06 @ 102.50, Mandatory Put 02/15/09 @ 100 (AMT) (FNMA) 3.050%, 06/15/34 (c)	1,150	1,130
Minneapolis Mortgage, Callable 10/01/05 @ 100 3.607%, 10/01/12	881	455
Minnesota State Housing Finance Agency, Rental Housing, Series D, Callable until 01/31/06 @ 102 (MBIA) 5.450%, 08/01/07	285	291
Minnesota State Housing Finance Agency, Single Family Mortgages, Series B, Callable 07/01/09 @ 100 (AMT) 5.550%, 07/01/24	595	598
South St. Paul Housing & Redevelopment Authority, Single Family Mortgages, Callable until 08/31/05 @ 101 (FNMA) 5.100%, 09/01/07	95	96
		2,721

Minnesota Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Lease Revenue – 2.4%
Andover Economic Development Authority, Andover Community Center, Callable 02/01/14 @ 100 5.000%, 02/01/19	$1,225	$1,250
Eden Prairie Housing & Redevelopment Authority, Series A, Callable 12/01/10 @ 100 (MLO) 5.000%, 12/01/11	255	273
St. Paul Port Authority, Office Building, Callable 12/01/12 @ 100 (MLO) 5.000%, 12/01/19	2,415	2,529
Stearns County Housing & Redevelopment Authority, Series A, Callable 02/01/08 @ 100 (FSA) (MLO) 4.950%, 02/01/09	1,540	1,613
		5,665
Miscellaneous – 0.9%
Minnesota State Retirement Systems Building, Callable 06/01/10 @ 100 5.450%, 06/01/12	550	598
Seaway Port Authority of Duluth, Cargill Inc. Project 4.200%, 05/01/13	1,500	1,504
		2,102
Recreational Facility Authority – 1.3%
St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2 6.700%, 08/01/07	1,395	1,409
St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2, Callable 08/01/08 @ 103 7.375%, 08/01/10	1,685	1,759
		3,168
Revolving Funds – 3.1%
Minnesota State Public Facilities Authority, Drinking Water, Series B, Callable 03/01/09 @ 100 5.125%, 03/01/19	2,000	2,109
Minnesota State Public Facilities Authority, Water Pollution Control, Callable 03/01/07 @ 100 5.000%, 03/01/09	590	611
Minnesota State Public Facilities Authority, Water Pollution Control, Pre-refunded 03/01/07 @ 100 5.000%, 03/01/09 (e)	1,410	1,466
Minnesota State Public Facilities Authority, Water Pollution Control, Series A, Callable 03/01/08 @ 100 4.500%, 03/01/10	2,100	2,168
Minnesota State Public Facilities Authority, Water Pollution Control, Series A, Callable 03/01/10 @ 100 4.000%, 03/01/11	1,000	1,023
		7,377
Tax Revenue – 2.6%
Bloomington Port Authority, Mall of America Project, Series A (FSA) 4.900%, 02/01/09	1,000	1,061

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Minnesota Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Childrens Trust Fund, Puerto Rico, Tobacco Settlement 4.000%, 05/15/12	$500	$477
Minneapolis, St. Anthony Falls Project, Callable until 01/31/17 @ 102 5.000%, 02/01/17	1,040	1,027
St. Paul Housing & Redevelopment Authority, Downtown & Seventh Place Project, Escrowed to Maturity, Callable until 08/31/07 @ 100 (AMBAC) 5.350%, 09/01/07 (b)	1,500	1,509
St. Paul Port Authority, Energy Park, Tax Increment (FSA) 5.000%, 02/01/08	2,100	2,187
		6,261
Transportation – 6.3%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A, Callable 01/01/13 @ 100 (MBIA) 5.000%, 01/01/20	2,200	2,308
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC) 5.750%, 01/01/10	2,880	3,127
Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/08 @ 101 (AMBAC) (AMT) 5.500%, 01/01/09	2,500	2,649
Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/09 @ 101 (AMT) (FGIC) 5.625%, 01/01/14	1,000	1,072
Minneapolis & St. Paul Metropolitan Airports Commission, Series C, Callable 01/01/11 @ 100 (FGIC) 5.125%, 01/01/20	3,095	3,254
Minnesota Public Facilities Authority Transportation, Callable 03/01/10 @ 100 5.000%, 03/01/12	970	1,029
Puerto Rico Commonwealth, Highway Transportation Authority, Series X (MBIA) 5.500%, 07/01/13	1,250	1,395
		14,834
Utilities – 13.8%
Anoka County Resource Recovery, Northern States Power 4.400%, 12/01/05	2,000	2,012
4.500%, 12/01/07	300	304
Chaska Electric, Series A 5.500%, 10/01/06	610	632
5.550%, 10/01/07	645	680
5.600%, 10/01/08	680	727
5.650%, 10/01/09	720	779
5.650%, 10/01/10	760	829
Chaska Electric, Series A, Callable 10/01/10 @ 100 5.400%, 10/01/11	805	863
5.500%, 10/01/12	845	899
Northern Minnesota Municipal Power Agency, Electric System (FSA) 5.500%, 01/01/07	2,000	2,090
5.500%, 01/01/08	2,090	2,227

Minnesota Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Princeton Public Utility System, Callable 04/01/12 @ 100 4.100%, 04/01/15	$450	$442
Rochester Electric Utility, Callable 12/01/10 @ 100 5.000%, 12/01/16	1,150	1,196
Southern Minnesota Municipal Power Agency, Series A (AMBAC) 5.250%, 01/01/14	3,415	3,754
Southern Minnesota Municipal Power Agency, Series A, Callable 01/01/09 @ 101 (AMBAC) 5.000%, 01/01/11	1,270	1,349
Southern Minnesota Municipal Power Agency, Series A, Escrowed to Maturity, Callable until 12/31/05 @ 100 (FGIC) 5.000%, 01/01/06 (b)	995	1,013
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA) 5.257%, 01/01/20 (d)	3,500	1,756
5.275%, 01/01/21 (d)	5,000	2,391
Western Minnesota Municipal Power Agency, Series A, Callable 01/01/06 @ 102 (AMBAC) 5.500%, 01/01/11	5,000	5,202
5.500%, 01/01/13	2,000	2,081
Western Minnesota Municipal Power Agency, Series A, Callable 01/01/11 @ 100 (AMBAC) 5.500%, 01/01/12	1,360	1,491
		32,717
Total Revenue Bonds		127,515
General Obligations – 42.0%
Anoka County Capital Improvements, Series B 4.550%, 01/01/11	1,960	2,057
Anoka-Hennepin Independent School District #11, Callable 02/01/11 @ 100 (MSDCEP) 5.000%, 02/01/14	2,000	2,133
Anoka-Hennepin Independent School District #11, Series A (MSDCEP) 5.000%, 02/01/09	1,375	1,465
Anoka-Hennepin Independent School District #11, Series A, Callable 02/01/10 @ 100 (MSDCEP) 5.300%, 02/01/12	1,000	1,088
5.375%, 02/01/13	600	655
Anoka-Hennepin Independent School District #11, Series A, Callable 02/01/11 @ 100 (MSDCEP) 5.000%, 02/01/12	2,845	3,048
Bloomington Independent School District #271, Series B, Callable 02/01/10 @ 100 (MSDCEP) 5.250%, 02/01/11	1,000	1,076
Buffalo Independent School District #877, Series B (FSA) (MSDCEP) 4.500%, 02/01/13	325	342
Burnsville Independent School District #191, Series A (MSDCEP) 5.000%, 02/01/08	300	316
Burnsville Independent School District #191, Series A, Callable 02/01/08 @ 100 (MSDCEP) 5.000%, 02/01/09	1,225	1,285
Cambridge Independent School District #911, Series A, Callable 02/01/15 @ 100 (MSDCEP) 4.000%, 02/01/16	1,060	1,049

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Minnesota Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Cambridge Independent School District #911, Series B, Zero Coupon Bond, Callable 02/01/18 @ 87 (MSDCEP) 4.710%, 02/01/21 (d)	$645	$296
Centennial Independent School District #12, Series A, Callable 02/01/12 @ 100 (FSA) (MSDCEP) 5.000%, 02/01/14	1,040	1,109
Chaska Independent School District #112, Series A (MSDCEP) 4.800%, 02/01/10	1,120	1,193
Crow Wing County, Series A (MBIA) 4.500%, 02/01/14	1,480	1,552
Dakota County Capital Improvements, Series C 4.850%, 02/01/10	1,000	1,069
Duluth Independent School District #709, Callable 02/01/09 @ 100 (FSA) (MSDCEP) 5.000%, 02/01/16	635	664
Elk River Independent School District #728, Series A, Callable 02/01/11 @ 100 (MBIA) (MSDCEP) 5.000%, 02/01/18	1,000	1,050
Faribault Independent School District #656, Callable 06/01/08 @ 100 (MSDCEP) 4.750%, 06/01/15	1,100	1,135
Farmington Independent School District #192, Callable 06/01/13 @ 100 (MSDCEP) 4.000%, 06/01/16	2,830	2,800
Forest Lake Independent School District #831, Series A, Callable 02/01/08 @ 100 (MSDCEP) 5.000%, 02/01/09	1,115	1,171
Hastings Independent School District #200, Series A, Callable 02/01/08 @ 100 (MSDCEP) 5.000%, 02/01/11	1,095	1,154
Lakeville Independent School District #194, Callable 02/01/09 @ 100 (MSDCEP) 5.000%, 02/01/16	2,000	2,090
Lakeville Independent School District #194, Series A, Callable 02/01/08 @ 100 (MSDCEP) 5.125%, 02/01/22	1,000	1,054
Lakeville Independent School District #194, Series A, Callable 02/01/13 @ 100 (FGIC) (MSDCEP) 5.000%, 02/01/22	2,435	2,542
Marshall Independent School District #413, Series A (FSA) (MSDCEP) 4.000%, 02/01/11	785	808
Minneapolis, Callable 12/01/11 @ 100 5.000%, 12/01/12	3,600	3,876
Minneapolis, Series B, Callable 09/01/05 @ 100 5.050%, 03/01/06	2,000	2,020
Minneapolis & St. Paul Metropolitan Council, Waste Water Treatment, Series A, Callable 03/01/11 @ 100 5.000%, 03/01/13	1,890	2,057
Minneapolis School District #1 (MSDCEP) 4.500%, 02/01/08	1,450	1,510
Minnesota State, Callable 08/01/07 @ 100 4.800%, 08/01/11	2,010	2,088
4.850%, 08/01/12	4,420	4,597
Moorhead Independent School District #152 (MSDCEP) 5.000%, 04/01/12	1,220	1,321
Moorhead Independent School District #152, Callable 04/01/12 @ 100 (FGIC) (MSDCEP) 5.000%, 04/01/15	3,450	3,665
5.000%, 04/01/16	2,510	2,653

Minnesota Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Moorhead Independent School District #152, Callable 04/01/14 @ 100 (MSDCEP) 4.000%, 04/01/15	$1,100	$1,096
Mounds View Independent School District #621, Series A (MSDCEP) 5.250%, 02/01/10	1,230	1,336
Mounds View Independent School District #621, Series A, Callable 02/01/11 @ 100 (MSDCEP) 5.250%, 02/01/12	1,000	1,076
5.350%, 02/01/16	1,000	1,082
Mounds View Independent School District #621, Series A, Callable 02/01/12 @ 100 (MBIA) (MSDCEP) 5.000%, 02/01/18	2,340	2,458
5.000%, 02/01/19	2,565	2,685
Northfield Independent School District #659, Callable 02/01/11 @ 100 (MSDCEP) 4.600%, 02/01/13	1,100	1,152
5.000%, 02/01/15	1,295	1,370
Pequot Lakes Independent School District #186, Callable 02/01/12 @ 100 (FGIC) (MSDCEP) 5.125%, 02/01/18	500	531
Perham, Callable 05/01/11 @ 100 (AMT) 5.850%, 05/01/15	1,205	1,249
Pipestone-Jasper Independent School District #2689, Callable 03/01/09 @ 100 (FGIC) (MSDCEP) 5.400%, 03/01/13	1,095	1,183
Puerto Rico Commonwealth (MBIA) 6.000%, 07/01/14	1,605	1,877
Puerto Rico Commonwealth, Series A (XLCA) 5.500%, 07/01/17	1,000	1,136
Puerto Rico Commonwealth, Series C, Mandatory Put 07/01/08 @ 100 5.000%, 07/01/18 (c)	1,000	1,047
Ramsey County, Series D 5.000%, 02/01/14	2,000	2,181
Robbinsdale Independent School District #281, Callable 02/01/09 @ 100 (MBIA) (MSDCEP) 5.000%, 02/01/16	1,000	1,046
Robbinsdale Independent School District #281, Callable 02/01/12 @ 100 (FSA) (MSDCEP) 5.000%, 02/01/19	1,160	1,214
5.000%, 02/01/20	1,215	1,269
Rochester Independent School District #535, Series A, Callable 02/01/11 @ 100 (MSDCEP) 5.000%, 02/01/15	1,595	1,688
St. Louis Park Independent School District #283, Callable 02/01/09 @ 100 (MSDCEP) 5.250%, 02/01/10	1,500	1,601
5.600%, 02/01/15	725	777
St. Michael Independent School District #885, Callable 02/01/12 @ 100 (FSA) (MSDCEP) 5.000%, 02/01/14	1,690	1,803
5.000%, 02/01/17	1,000	1,053
St. Paul Independent School District #625, Series C (FGIC) (MSDCEP) 4.000%, 02/01/14	410	415
St. Paul, Series A, Callable 03/01/09 @ 100 5.000%, 03/01/10	1,180	1,253
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Callable 02/01/11 @ 89.37 (FSA) (MSDCEP) 5.700%, 02/01/13 (d)	1,055	744

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Minnesota Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Callable 02/01/11 @ 94.63 (FSA) 5.753%, 02/01/12 (d)	$1,790	$1,344
Savage, Series A, Callable 02/01/06 @ 100 (FGIC) 5.500%, 02/01/08	1,000	1,023
South Washington County, Independent School District #833, Series A (MSDCEP) 5.500%, 02/01/09	500	542
South Washington County, Independent School District #833, Series B, Callable 02/01/12 @ 100 (FSA) (MSDCEP) 5.000%, 02/01/15	1,030	1,093
Stillwater Independent School District #834, Callable 02/01/09 @ 100 (MSDCEP) 4.750%, 02/01/11	2,140	2,237
Worthington Independent School District #518, Callable 02/01/14 @ 100 (FSA) (MSDCEP) 4.000%, 02/01/16	1,045	1,034
Total General Obligations		99,583
Certificates of Participation – 2.8%
Hennepin County (MLO) 4.650%, 11/15/08	1,000	1,052
Hennepin County, Callable 11/15/08 @ 100 (MLO) 5.375%, 11/15/09	2,280	2,433
Minneapolis Special School District #1, Series A, Pre-refunded 02/01/06 @ 100 (MBIA) (MLO) 5.900%, 02/01/11 (e)	2,150	2,209
Northeast Metropolitan Intermediate School District #916, Callable 01/01/14 @ 100 (MLO) 4.250%, 01/01/15	1,000	983
Total Certificates of Participation		6,677
Total Municipal Bonds (Cost $224,496)		233,775
Money Market Fund – 0.8%
Federated Minnesota Municipal Cash Trust	1,952,429	1,952
Total Money Market Fund (Cost $1,952)		1,952
Total Investments – 99.5% (Cost $226,448)		235,727
Other Assets and Liabilities, Net – 0.5%		1,225
Total Net Assets – 100.0%		$236,952

Minnesota Intermediate Tax Free Fund (concluded)

(a)  Security purchased on a when-issued basis. On March 31, 2005 the total cost of investments purchased on a when-issued basis was $1,096,471 or 0.5% of total net assets. See note 2 in Notes to Financial Statements.

(b)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(c)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2005.

(d)  The rate shown is the effective yield at the time of purchase.

(e)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

ACA – American Capital Access

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2005, the aggregate market value of securities subject to the AMT was $12,701,275, which represents 5.4% of net assets.

FGIC – Financial Guaranty Insurance Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GNMA – Government National Mortgage Association

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

MSDCEP – Minnesota School District Credit Enhancement Program

XLCA – XL Capital Assurance Inc.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Minnesota Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 98.6%
Revenue Bonds – 74.3%
Continuing Care Retirement Communities – 1.7%
Golden Valley, Covenant Retirement Communities, Series A, Callable 12/01/09 @ 101 5.500%, 12/01/29	$1,750	$1,801
Sauk Rapids Health Care & Housing Facilities, Good Shepherd Lutheran Home, Callable 01/01/12 @ 101 6.000%, 01/01/34	900	913
		2,714
Economic Development – 4.7%
Minneapolis Community Development, Series G-3, Callable 12/01/11 @ 100 5.450%, 12/01/31	3,250	3,398
Minnesota Agricultural & Economic Development Board, Small Business Development, Series B, Callable 08/01/08 @ 102 (AMT) 7.250%, 08/01/20	1,000	1,059
Minnesota Agricultural & Economic Development Board, Small Business Development, Series C, Callable 08/01/08 @ 102 (AMT) 7.250%, 08/01/20	1,385	1,467
Minnesota Agricultural & Economic Development Board, Small Business Development, Series D, Callable 08/01/08 @ 102 (AMT) 7.250%, 08/01/20	1,120	1,187
Minnesota Agriculture & Economic Development Board, Minnesota Small Business Program, Series A, Callable 08/01/10 @ 100 (AMT) 5.550%, 08/01/16	500	515
		7,626
Education – 5.8%
Golden Valley, The Breck School, Callable 10/01/09 @ 100 5.750%, 10/01/14	1,000	1,084
Minneapolis, The Blake School Project, Callable 09/01/11 @ 100 5.450%, 09/01/21	2,000	2,104
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4-F1, Callable 05/01/06 @ 102 6.250%, 05/01/23	1,500	1,553
Minnesota State Higher Education Facilities Authority, Carleton College, Pre-refunded 11/01/07 @ 100 5.400%, 11/01/15 (a)	1,500	1,578
Minnesota State Higher Education Facilities Authority, Carleton College, Series 3-L1, Pre-refunded 05/01/06 @ 100 5.750%, 11/01/12 (a)	1,050	1,082
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 5-D, Callable 05/01/10 @ 100 6.625%, 05/01/20	1,000	1,091
Minnesota State Higher Education Facilities Authority, Vermilion Community College, Series 3-T, Callable 07/01/05 @ 100 5.750%, 01/01/13	525	531
University of Minnesota, Series A 5.500%, 07/01/21	500	569
		9,592

Minnesota Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Healthcare – 23.7%
Bemidji Hospital Facilities, North Country Health Services, Callable 09/01/06 @ 102 5.625%, 09/01/15	$1,600	$1,660
Chisago Health Facilities Authority, Pleasant Heights Project, Callable 07/01/05 @ 102 7.300%, 07/01/25	400	409
Cuyuna Range Hospital District, Series A, Callable 06/01/07 @ 102 6.000%, 06/01/29	3,000	2,879
Duluth Economic Development Authority, Benedictine Health System, Callable 02/15/14 @ 100 5.250%, 02/15/28	1,000	1,016
5.250%, 02/15/33	1,000	1,013
Fergus Falls Health Care Facilities Authority, Broen Memorial Home, Series A, Callable until 10/31/05 @ 102 7.000%, 11/01/19	1,000	1,009
Fergus Falls Health Care Facilities Authority, Lake Region Hospital, Long Term Care Facilities Project, Callable 12/01/05 @ 102 6.500%, 12/01/25	2,000	2,057
Glencoe Health Care Services Facilities Project, Glencoe Regional Health, Callable 04/01/11 @ 101 7.500%, 04/01/31	1,700	1,815
Marshall Minnesota Medical Center, Weiner Memorial Medical Center Project, Series A, Callable 11/01/13 @ 100 5.250%, 11/01/16	305	320
5.850%, 11/01/23	875	941
Minneapolis & St. Paul Housing & Redevelopment Authority, Children's Health, Series A, Pre-refunded 08/15/05 @ 102 (FSA) 5.600%, 08/15/12 (a)	250	258
Minneapolis Healthcare System, Allina Health System, Series A, Callable 11/15/12 @ 100 6.000%, 11/15/23	1,500	1,624
5.750%, 11/15/32	2,400	2,536
Minnesota Agricultural & Economic Development Board, Benedictine Health, Series A, Callable 02/15/10 @ 101 (MBIA) 5.250%, 02/15/15	2,000	2,133
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Callable 11/15/07 @ 102 (MBIA) 5.500%, 11/15/11	500	536
5.500%, 11/15/17	1,000	1,070
Minnesota Agricultural & Economic Development Board, Health Care System, Fairview, Series A, Callable 11/15/10 @ 101 6.375%, 11/15/29	4,000	4,344
Monticello, Big Lake Community Hospital, Series A, Callable 12/01/09 @ 100 5.750%, 12/01/19	1,000	1,005
Monticello, Big Lake Community Hospital, Series C, Callable 12/01/12 @ 100 6.200%, 12/01/22	1,000	1,038

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Minnesota Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Moorhead Economic Development Authority, Eventide Senior Housing, Series B, Callable until 05/31/05 @ 102 6.000%, 06/01/29	$1,900	$1,907
New Hope Housing & Healthcare Facilities Authority, Masonic Home North Ridge, Callable 03/01/09 @ 102 5.750%, 03/01/15	1,600	1,647
Olmstead County, Hiawatha Homes Project, Callable until 06/30/05 @ 101 6.500%, 07/01/16	170	163
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series B, Callable 07/01/14 @ 100 5.500%, 07/01/25	2,000	2,078
St. Paul Housing & Redevelopment Authority, Regions Hospital, Callable 05/15/09 @ 100 5.250%, 05/15/18	500	505
Shakopee Health Care Facilities, St. Francis Regional Medical Center, Callable 09/01/14 @100 5.250%, 09/01/34	2,000	2,017
South Dakota State Health & Educational Facilities Authority, Aneva Health (AMBAC) 2.270%, 07/01/24	1,900	1,900
Winona Health Care Facilities, Series A, Callable 07/01/12 @ 102 6.000%, 07/01/34	1,000	1,027
		38,907
Housing – 12.5%
Austin Housing & Redevelopment Authority, Courtyard Residence Project, Series A, Callable 01/01/06 @ 102 7.250%, 01/01/26	500	514
Dakota County Community Development Agency, Multifamily Housing, Ebenezer Ridges Project, Callable 04/20/11 @ 102 (GNMA) 5.900%, 04/20/42	2,000	2,102
Eden Prairie Multifamily Housing, Preserve Place, Callable 01/20/08 @ 102 (GNMA) 5.500%, 01/20/18	500	524
Eden Prairie Multifamily Housing, Parkway Apartments Project, Series A, Callable 02/20/07 @ 104 5.700%, 08/20/22	1,000	1,054
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Callable until 08/14/06 @ 102.50, Mandatory Put 02/15/09 @ 100 (AMT) (FNMA) 3.050%, 06/15/34 (b)	2,000	1,965
Hopkins Elderly Housing, St. Theresa Project, Series A, Callable 11/20/07 @ 102 (GNMA) 5.600%, 11/20/17	500	523
Hopkins Multifamily Housing, Renaissance Project, Callable 04/01/07 @ 102 6.250%, 04/01/15	500	522
Maplewood Multifamily Housing, Carefree Cottages II, Callable 04/15/14 @ 100 (AMT) (FNMA) 4.800%, 04/15/34	2,000	2,020

Minnesota Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Minnesota State Housing Finance Agency, Residential Housing, Series B, Callable 07/01/11 @ 100 (AMT) 5.650%, 07/01/33	$1,105	$1,133
Minnesota State Housing Finance Agency, Residential Housing, Series B-1-RMK, Callable 07/01/11 @ 100 (AMT) 5.350%, 07/01/33	1,400	1,414
Minnesota State Housing Finance Agency, Residential Housing, Series F, Callable 07/01/11 @ 100 (AMT) 5.400%, 07/01/30	3,010	3,068
Minnesota State Housing Finance Agency, Series A, Callable 08/01/11 @ 100 3.850%, 02/01/13	1,430	1,437
Minnesota State Housing Finance Agency, Single Family Mortgage, Series C, Callable 07/01/09 @ 100 (AMT) 6.100%, 07/01/30	535	538
St. Anthony Housing & Redevelopment Authority, Chandler Place Project, Callable 05/20/06 @ 102 (FHA) (GNMA) 6.250%, 11/20/25	1,500	1,583
St. Louis Park, Multifamily Housing, Knollwood Apartments, Callable 12/01/05 @ 102 (FHA) 6.250%, 12/01/28	500	512
St. Louis Park, Multifamily Housing, Park Ridge Apartments, Callable 11/01/08 @ 102 (FHA) (GNMA) 5.250%, 11/01/20	500	519
White Bear Lake, Lake Square Housing, Lake Square, Series A, Callable 02/01/07 @ 102 (FHA) 6.000%, 08/01/20	1,020	1,062
		20,490
Lease Revenue – 3.4%
New Brighton Economic Development Authority, Public Safety Facility, Leasing Project, Series A, Callable 02/01/10 @ 100 4.900%, 02/01/15	850	873
5.000%, 02/01/16	895	921
5.100%, 02/01/17	900	928
Puerto Rico Public Finance, Series A, Callable 02/01/12 @ 100, Mandatory Put 02/01/12 @ 100 5.750%, 08/01/27 (b)	1,000	1,092
St. Paul Port Authority, Office Building at Robert St.-3-11 4.000%, 12/01/13	1,695	1,698
		5,512
Miscellaneous – 6.1%
Little Canada Commercial Development, RLF Minnesota Project, Callable 04/01/05 @ 100 (MLO) 7.100%, 04/01/13	1,250	1,258
Minnesota State Retirement Systems Building, Callable 06/01/10 @ 100 5.875%, 06/01/27	7,000	7,682
Seaway Port Authority of Duluth, Cargill Inc. Project 4.200%, 05/01/13	1,130	1,133
		10,073

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Minnesota Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Recreational Facility Authority – 2.5%
Moorhead, Golf Course, Series B, Callable 12/01/08 @ 100 5.875%, 12/01/21	$2,000	$2,044
St. Paul Port Authority, Radisson Kellogg Project, Series 2, Callable 08/01/08 @ 103 7.375%, 08/01/29	2,000	2,086
		4,130
Tax Revenue – 0.3%
Duluth Economic Development Authority 8.000%, 08/01/08	180	189
Minneapolis, St. Anthony Falls Project, Callable 03/01/12 @ 102 5.750%, 02/01/27	300	297
		486
Transportation – 2.0%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A, Callable 01/01/10 @ 101 (FGIC) 5.750%, 01/01/32	3,000	3,276
Utilities – 11.6%
Chaska Electric, Series A, Callable 10/01/10 @ 100 6.100%, 10/01/30	5,000	5,454
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA) 6.650%, 01/01/19 (c)	4,000	2,115
6.700%, 01/01/24 (c)	5,000	2,021
5.800%, 01/01/25 (c)	7,000	2,670
5.600%, 01/01/26 (c)	8,000	2,894
5.151%, 01/01/27 (c)	3,000	1,029
Western Minnesota Municipal Power Agency, Callable 01/01/11 @ 100 (AMBAC) 5.500%, 01/01/14	1,545	1,687
5.500%, 01/01/15	550	598
Western Minnesota Municipal Power Agency, Escrowed to Maturity (MBIA) 9.750%, 01/01/16 (d)	410	604
		19,072
Total Revenue Bonds		121,878
General Obligations – 24.3%
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/10 @ 100 (MSDCEP) 5.750%, 02/01/17 (e)	1,000	1,108
Becker Independent School District #726, Series A, Crossover Refunded 02/01/10 @ 100 (FSA) (MSDCEP) 6.000%, 02/01/21 (e)	1,000	1,114
Burnsville Independent School District #191, Series A, Crossover Refunded 02/01/06 @ 100 (MSDCEP) 4.875%, 02/01/13 (e)	1,450	1,476
Chaska Independent School District #112, Series A, Crossover Refunded 02/01/09 @ 100 (FSA) (MSDCEP) 5.700%, 02/01/18 (e)	1,000	1,090
Chaska Independent School District #112, Series B, Crossover Refunded 02/01/06 @ 100 (MSDCEP) 5.875%, 02/01/11 (e)	1,000	1,026
6.000%, 02/01/15 (e)	525	539
6.000%, 02/01/16 (e)	5,525	5,674

Minnesota Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Columbia Heights Independent School District #13, Crossover Refunded 02/01/07 @ 100 (MSDCEP) 5.250%, 02/01/15 (e)	$1,000	$1,035
Delano Independent School District #879, Series A, Callable 02/01/11 @ 100 (FSA) (MSDCEP) 5.875%, 02/01/25	1,000	1,104
Hennepin County, Series B (VRDO) 1.556%, 12/01/20 (b)	2,735	2,735
Minneapolis, Convention Center (SPA) (VRDO) 1.556%, 12/01/18 (b)	2,500	2,500
Minneapolis Sports Arena, Callable 04/01/08 @ 100 5.100%, 04/01/13	500	525
5.100%, 10/01/13	250	263
Minneapolis Sports Arena, Series B, Callable 09/01/05 @ 100 5.200%, 03/01/13	400	404
Minnesota State 4.000%, 08/01/11	9,000	9,254
North St. Paul Independent School District #622, Series B, Crossover Refunded 05/01/06 @ 100 (MSDCEP) 5.850%, 05/01/17 (e)	500	516
Perham, Disposal System, Callable 05/01/11 @ 100 (AMT) 6.000%, 05/01/22	1,500	1,561
Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY) 5.250%, 07/01/33	1,000	1,048
St. Louis Park Independent School District #283, Crossover Refunded 02/01/09 @ 100 (MSDCEP) 5.700%, 02/01/17 (e)	2,000	2,151
Sauk Rapids Independent School District #47, Series A, Callable 02/01/11 @ 100 (MBIA) 5.750%, 02/01/23	2,000	2,195
South Washington County Independent School District #833, Callable 06/01/05 @ 100 (MLO) 5.850%, 06/01/15	500	502
Wayzata Independent School District #284, Series A, Crossover Refunded 02/01/07 @ 100 5.500%, 02/01/17 (e)	2,000	2,079
Total General Obligations		39,899
Total Municipal Bonds (Cost $153,683)		161,777

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Minnesota Tax Free Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Money Market Fund – 0.1%
Federated Minnesota Municipal Cash Trust	121,802	$122
Total Money Market Fund (Cost $122)		122
Total Investments – 98.7% (Cost $153,805)		161,899
Other Assets and Liabilities, Net – 1.3%		2,086
Total Net Assets – 100.0%		$163,985

(a)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2005.

(c)  The rate shown is the effective yield at the time of purchase.

(d)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(e)  Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2005, the aggregate market value of securities subject to the AMT was $15,927,031, which represents 9.7% of net assets.

COMGTY – Commonwealth Guaranty

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Authority

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GNMA – Government National Mortgage Association

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

MSDCEP – Minnesota School District Credit Enhancement Program

SPA – Standby Purchase Agreement

VRDO – Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, and is subject to change periodically. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents final maturity.

Missouri Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 97.5%
Revenue Bonds – 72.7%
Continuing Care Retirement Community – 1.1%
Cole County Industrial Development Authority, Lutheran Services Heisinger Project, Callable 02/01/14 @ 100 5.250%, 02/01/24	$2,000	$2,034
Education – 9.4%
Missouri State Health & Educational Facilities Authority, University of Missouri-Columbia Arena Project, Callable 11/01/11 @ 100 5.000%, 11/01/19	2,540	2,661
Missouri State Health & Educational Facilities Authority, Washington University, Series A, Callable 06/15/11 @ 100 5.125%, 06/15/41	2,150	2,211
Missouri State Health & Educational Facilities Authority, Washington University, Series A, Callable 02/15/13 @ 100 5.000%, 02/15/33	1,000	1,029
Missouri State Health & Educational Facilities Authority, Washington University, Series A, Callable 02/15/15 @ 100 5.000%, 02/15/19 (a)	1,465	1,559
Northwest Missouri State University Housing, Callable 06/01/13 @ 100 (MBIA) 5.000%, 06/01/16	650	689
University of Missouri, Pre-refunded 11/01/07 @ 101 5.500%, 11/01/21 (b)	3,000	3,218
5.800%, 11/01/27 (b)	5,000	5,401
		16,768
Healthcare – 15.4%
Boone County Hospital, Callable 08/01/12 @ 100 5.050%, 08/01/20	1,200	1,225
Boone County Hospital, Callable 08/01/14 @ 100 5.000%, 08/01/16	670	694
Cape Girardeau County Authority, Southeast Missouri Hospital Association, Callable 06/01/12 @ 100 5.625%, 06/01/22	1,500	1,543
Joplin Industrial Development Authority Healthcare Facilities, Freeman Health Systems Project, Callable 02/15/15 @ 102 5.500%, 02/15/24	2,000	2,054
Missouri State Health & Educational Facilities Authority, Barnes-Jewish Inc., Series A 4.750%, 05/15/05	100	100
Missouri State Health & Educational Facilities Authority, BJC Health Systems, Series A, Escrowed to Maturity 6.750%, 05/15/12 (c)	3,310	3,926
Missouri State Health & Educational Facilities Authority, Freeman Hospital Project, Series A, Callable 02/15/05 @ 101 (FSA) 5.375%, 02/15/14	1,000	1,012
Missouri State Health & Educational Facilities Authority, Jefferson Memorial Hospital, Callable 08/15/14 @ 100 (RAAI) 5.000%, 08/15/19	2,300	2,362

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Missouri Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Missouri State Health & Educational Facilities Authority, Lake Regional Health System Project 5.000%, 02/15/12	$515	$530
Missouri State Health & Educational Facilities Authority, SSM Health Care System, Series A, Callable 06/01/08 @ 101 (MBIA) 5.000%, 06/01/12	2,000	2,085
5.000%, 06/01/18	2,000	2,056
Missouri State Health & Educational Facilities Authority, St. Lukes Health Systems, Series A 5.000%, 11/15/14	3,000	3,202
North Kansas City Hospital, Callable 11/15/08 @ 101 (AMBAC) 5.000%, 11/15/13	700	729
North Kansas City Hospital, Series A, Callable 11/15/13 @ 100 (FSA) 5.000%, 11/15/21	250	261
St. Louis County Industrial Development Authority, Ranken-Jordan Project, Series A, Callable 11/15/13 @ 100 6.625%, 11/15/35	500	503
University Health Facilities, University of Missouri Health System, Series A, Callable 11/01/06 @ 102 (AMBAC) 5.600%, 11/01/26	5,000	5,272
		27,554
Housing – 0.8%
University City Industrial Development Authority, Multifamily Housing, Series A, Callable 12/20/05 @ 102 5.950%, 12/20/25	1,400	1,436
Lease Revenue – 11.7%
Clay County, Public Building Authority, Callable 05/15/08 @ 100 (MLO) 5.125%, 05/15/14	2,000	2,104
Kansas City Municipal Assistance, Capital Appreciation Leasehold, Series B-1, Zero Coupon Bond 5.260%, 04/15/27 (d)	2,000	638
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A, Callable 05/01/11 @ 100 (MLO) 5.000%, 05/01/17	1,000	1,051
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A, Callable 05/01/11 @ 100 (MBIA) (MLO) 5.000%, 05/01/23	2,000	2,063
5.000%, 05/01/24	5,130	5,282
5.125%, 05/01/26	5,000	5,200
Missouri State Financial Board Infrastructure Facilities, Branson, Series A, Callable 12/01/12 @ 100 (MLO) 5.000%, 12/01/17	1,000	1,022
5.375%, 12/01/22	750	775
Puerto Rico Public Buildings Authority, Public Education and Health Facilities, Series M, Pre-refunded 07/01/05 @ 100 (COMGTY) (MLO) 5.500%, 07/01/21 (b)	755	761
Springfield Public Building , Capital Improvement Project, Callable 03/01/14 @ 100 (AMBAC) 5.000%, 03/01/24	2,000	2,074
		20,970

Missouri Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Miscellaneous – 3.1%
Missouri Financial Board Cultural Facilities, Nelson Gallery Foundation, Series A, Callable 12/01/11 @ 100 5.250%, 12/01/14	$1,000	$1,083
Missouri State Board of Public Buildings, Series A, Callable 10/15/13 @ 100 5.000%, 10/15/27	1,000	1,037
Platte County Industrial Development Transportation Authority (MLO) 3.750%, 12/01/12	675	671
4.000%, 12/01/14	780	777
Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY) 5.250%, 07/01/33	1,000	1,048
Sugar Creek, Lafarge North America, Series A, Callable 06/01/13 @ 101 (AMT) 5.650%, 06/01/37	1,000	1,025
		5,641
Revolving Funds – 13.5%
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, Drinking Water, Callable 07/01/08 @ 101 5.000%, 01/01/19	2,200	2,305
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, State Revolving Fund Program, Callable 07/01/10 @ 100 5.500%, 07/01/16	620	673
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, Drinking Water, Callable 01/01/09 @ 101 5.250%, 01/01/15	2,180	2,322
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, Drinking Water, Callable 01/01/13 @ 100 5.500%, 07/01/14	2,000	2,219
5.500%, 07/01/18	1,400	1,545
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, State Revolving Fund Program, Callable 01/01/13 @ 100 5.000%, 01/01/17	1,170	1,241
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program 5.375%, 07/01/14	2,400	2,686
5.375%, 07/01/15	1,500	1,679
5.375%, 07/01/16	2,000	2,245
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program, Callable 07/01/11 @ 100 5.000%, 07/01/23	6,655	6,914
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series E, State Revolving Fund Program, Pre-refunded 01/01/07 @ 101 5.000%, 01/01/08 (b)	325	340
		24,169

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Missouri Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Sanitation District – 1.2%
Missouri State Enviornmental Improvement & Energy Resources Authority, Series A, State Revolving Fund, Pre-refunded 07/01/10 @ 100 5.500%, 07/01/16 (b)	$1,875	$2,066
Tax Revenue – 0.6%
Riverside Tax Increment Revenue, L-385 Levee Project, Callable 05/01/15 @ 100 5.250%, 05/01/20	1,000	1,020
Transportation – 9.7%
Missouri State Highways & Transportation Road, Series A 5.000%, 02/01/11	5,000	5,401
Missouri State Highways & Transportation Road, Series A, Callable 02/01/11 @ 100 5.000%, 02/01/17	550	579
5.250%, 02/01/20	5,000	5,314
Missouri State Highways & Transportation Road, Series A, Callable 02/01/12 @ 100 5.125%, 02/01/17	1,000	1,063
5.000%, 02/01/22	3,725	3,863
St. Louis Airport, Capital Improvement Program, Series A, Callable 07/01/12 @ 100 (MBIA) 5.375%, 07/01/21	1,000	1,072
		17,292
Utilities – 6.2%
Kansas City Water, Series A, Callable 12/01/08 @ 101 5.000%, 12/01/11	4,390	4,667
Kansas City Water, Series B, Callable 12/01/06 @ 101 5.000%, 12/01/16	2,200	2,280
Metropolitan St. Louis Sewer District, Series A, Callable 05/01/14 @ 100 (MBIA) 5.000%, 05/01/23	1,075	1,125
Missouri State Development Financial Board, Independence Water Systems, Callable 11/01/14 @ 100 (AMBAC) 5.000%, 11/01/24	1,000	1,042
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Kansas City Power & Light 4.000%, 01/02/12	1,000	999
Sikeston Electric, Callable 06/01/06 @ 101 (MBIA) 5.000%, 06/01/22	1,000	1,026
		11,139
Total Revenue Bonds		130,089
General Obligations – 24.1%
Chesterfield, Callable until 02/14/17 @ 100 4.000%, 02/15/17	1,680	1,657
Clayton School District, Callable 03/01/07 @ 101 5.000%, 03/01/17	3,325	3,488
Columbia School District, Callable 03/01/07 @ 100 6.300%, 03/01/11	365	387

Missouri Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Des Peres, Callable 02/01/15 @ 100 (AMBAC) 5.250%, 02/01/18	$500	$544
Hazelwood School District, Missouri: Direct Deposit Program, Series A, Callable 03/01/15 @ 100 (FGIC) (STAID) 5.000%, 03/01/17	1,820	1,952
Independence School District, Missouri Direct Deposit Program, Callable 03/01/13 @ 100 (MBIA) (STAID) 5.000%, 03/01/20	1,240	1,303
Jackson County School District #4, Missouri Direct Deposit Program (STAID) 5.250%, 03/01/11	1,000	1,093
Jefferson City School District, Series A 6.700%, 03/01/11	1,000	1,132
Kansas City, Series A, Callable 03/01/08 @ 101 5.250%, 09/01/12	1,000	1,065
Missouri State, Fourth State Building, Series A, Pre-refunded 08/01/06 @ 100 5.400%, 08/01/09 (b)	2,000	2,071
Missouri State Water Pollution Control, Series A, Pre-refunded 08/01/06 @ 100 5.750%, 08/01/18 (b)	2,085	2,169
North Kansas City School District, Callable 03/01/11 @ 100 5.000%, 03/01/16	1,265	1,335
Platte County School District #R-3, Callable 03/01/14 @ 100 (MBIA) 5.000%, 03/01/24	1,000	1,044
Puerto Rico Municipal Finance Agency, Callable 08/01/09 @ 101 5.500%, 08/01/23	3,000	3,251
Riverview Gardens School District, Missouri Direct Deposit Program, Callable 04/01/14 @ 100 (FSA) (STAID) 4.000%, 04/01/16	1,000	985
St. Louis County 5.000%, 02/01/12	3,250	3,532
St. Louis County Public Safety, Callable 08/15/09 @ 100 (FGIC) 5.125%, 02/15/17	4,185	4,430
St. Louis County Rockwood School District #R-6, Callable 02/01/11 @ 100 5.000%, 02/01/13	3,000	3,201
St. Louis County Rockwood School District #R-6, Series A, Callable 02/01/13 @ 100 5.000%, 02/01/14	2,000	2,155
St. Louis County School District, Series A (FSA) 5.000%, 03/01/14	2,000	2,169
St. Louis County School District, Series A, Callable 03/01/14 @ 100 5.000%, 03/01/16	1,000	1,072
Wentzville School District #R-4, Callable 03/01/08 @ 100 (FSA) 5.100%, 03/01/18	3,000	3,129
Total General Obligations		43,164

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Missouri Tax Free Fund (concluded)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Certificate of Participation – 0.7%
Fenton, Callable 09/01/13 @ 100 (MBIA) (MLO) 3.900%, 09/01/15	$1,275	$1,237
Total Certificate of Participation		1,237
Total Municipal Bonds (Cost $167,160)		174,490
Affiliated Money Market Fund – 2.0%
First American Tax Free Obligations Fund, Cl Z (e)	3,563,918	3,564
Total Affiliated Money Market Fund (Cost $3,564)		3,564
Total Investments – 99.5% (Cost $170,724)		178,054
Other Assets and Liabilities, Net – 0.5%		845
Total Net Assets – 100.0%		$178,899

(a)  Security purchased on a when-issued basis. On March 31, 2005 the total cost of investments purchased on a when-issued basis was $1,544,227 or 0.9% of total net assets. See note 2 in Notes to Financial Statements.

(b)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(c)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(d)  The rate shown is the effective yield at the time of purchase.

(e)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2005, the aggregate market value of securities subject to the AMT was $1,024,710, which represents 0.6% of net assets.

Cl – Class

COMGTY – Commonwealth Guaranty

FGIC – Financial Guaranty Insurance Corporation

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

RAAI – Radian Asset Assurance Inc.

STAID – State Aid Withholding

Nebraska Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 95.4%
Revenue Bonds – 77.7%
Education – 17.6%
Nebraska Educational Finance Authority, Concordia University Project, Callable 12/15/08 @ 100 5.350%, 12/15/18	$650	$670
Nebraska Educational Finance Authority, Creighton University Project, Series A (AMBAC) 5.000%, 09/01/09	500	530
Nebraska Educational Finance Authority, Midland Lutheran College Project, Callable 10/01/10 @ 100 5.200%, 10/01/20	350	354
Nebraska Educational Finance Authority, Wesleyan University Project, Callable 04/01/12 @ 100 (RAAI) 5.000%, 04/01/17	605	623
Nebraska Utility Corporation, University of Nebraska, Lincoln Project, Callable 01/01/12 @ 100 5.250%, 01/01/15	1,045	1,123
University of Nebraska Facilities, Medical Center Research Project, Callable 02/15/12 @ 100 5.000%, 02/15/15	500	528
University of Nebraska Facility Corporation, Deferred Maintenance Project, Callable 07/15/08 @ 100 5.250%, 07/15/11	1,000	1,056
University of Nebraska, Lincoln Memorial Stadium Project, Series A, Callable 05/01/14 @ 100 5.000%, 11/01/15	500	528
University of Nebraska, Lincoln Student Fees, Callable 01/01/13 @ 100 5.000%, 07/01/22	750	776
University of Nebraska, Omaha Student Housing Project, Callable 11/24/13 @ 100 5.000%, 05/15/23	500	521
		6,709
Healthcare – 16.2%
Douglas County Hospital Authority #1, Immanuel Medical Center, Callable 09/01/07 @ 102 (AMBAC) 4.900%, 09/01/09	750	789
Douglas County Hospital Authority #2, Nebraska Medical Center 5.000%, 11/15/16	700	733
Lancaster County Hospital Authority, Bryanlgh Medical Center Project, Callable 06/01/11 @ 100 (AMBAC) 5.000%, 06/01/19	500	516
5.125%, 06/01/21	1,200	1,245
Madison County Hospital Authority #1, Faith Regional Health Services Project, Callable 01/01/12 @ 100 (RAAI) 5.500%, 07/01/21	1,000	1,056
Nebraska Investment Finance Authority, Great Plains Regional Medical Center, Callable 05/15/12 @ 100 (RAAI) 5.200%, 11/15/16	250	262
5.300%, 11/15/17	805	846

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Nebraska Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Platte County Hospital Authority #1, Columbus Community Hospital Project, Callable 05/01/10 @ 101 (RAAI) 5.850%, 05/01/14	$650	$702
		6,149
Housing – 4.2%
Nebraska Investment Finance Authority, Multifamily Housing (GNMA) 4.625%, 07/20/12	410	418
Nebraska Investment Finance Authority, Single Family Housing, Series A, Callable 03/01/11 @ 100 (AMT) 5.150%, 03/01/16	445	462
Omaha Housing Authority, Multifamily Housing, Timbercreek Apartments, Callable until 11/19/22 @ 100 (GNMA) 5.150%, 11/20/22	705	733
		1,613
Lease Revenue – 4.5%
Lincoln-Lancaster County Public Building Community, Tax Supported Lease Rental, Callable until 11/30/22 @ 100 5.000%, 12/01/22	900	945
Nebraska Educational Telecommunication Commission, Leasing Project, Series 2000 (MLO) 6.000%, 02/01/06	750	770
		1,715
Miscellaneous – 0.8%
Washington County Wastewater Facilities, Cargill Project, Callable 11/01/12 @ 101 5.900%, 11/01/27	300	324
Recreational Facility Authority – 9.3%
Douglas County Zoo Facility, Omaha Henry Doorly Zoo Project, Callable 09/01/09 @ 100 5.650%, 09/01/11	1,000	1,095
Douglas County Zoo Facility, Omaha Henry Doorly Zoo Project, Callable until 08/31/24 @ 100 4.750%, 09/01/24 (a)	1,115	1,097
Omaha Convention Hotel Corporation, Series A, Callable 04/01/12 @ 100 (AMBAC) 5.500%, 04/01/16	275	301
5.125%, 04/01/26	1,000	1,036
		3,529
Revolving Funds – 3.9%
Nebraska Investment Finance Authority, Drinking Water System Revolving Fund, Callable 01/01/09 @ 100 4.500%, 01/01/10	115	119
5.150%, 01/01/16	580	597
Nebraska Investment Finance Authority, Drinking Water System Revolving Fund, Callable 01/01/12 @ 100 4.750%, 07/01/19	750	761
		1,477
Tax Revenue – 2.4%
Omaha Special Tax Revenue, Series A, Callable 02/01/12 @ 101 5.125%, 02/01/32	500	520

Nebraska Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Omaha Tax Allocation, Convention Center Hotel Redevelopment, Series A, Callable 12/15/14 @100 5.000%, 12/15/19	$400	$397
		917
Utilities – 18.8%
Alliance Electrical Systems, Callable 06/15/08 @ 100 (AMBAC) 5.000%, 12/15/14	260	273
5.100%, 12/15/15	460	483
Cuming County Public Power District, Callable 05/15/06 @ 100 5.600%, 05/15/21	250	253
Elkhorn Rural Public Power District Electrical Systems, Callable 03/01/15 @ 100 (AMBAC) 4.750%, 09/01/25 (a)	600	611
Grand Island Electrical Systems, Callable until 08/14/16 @ 100 (MBIA) 5.125%, 08/15/16	750	801
Hastings Electrical Systems, Callable 05/01/11 @ 100 (FSA) 5.000%, 01/01/15	1,000	1,057
5.000%, 01/01/15	750	791
Lincoln Electrical Systems, Callable 09/01/11 @ 100 5.000%, 09/01/15	500	530
Lincoln Electrical Systems, Callable 09/01/13 @ 100 5.000%, 09/01/26	250	259
Loup River Public Power District, Callable 12/01/09 @ 100 (AMBAC) 4.000%, 12/01/12	500	505
Omaha Public Power District, Series A, Callable 02/01/10 @ 100 5.000%, 02/01/17	655	683
5.200%, 02/01/22	630	665
Omaha Public Power Electrical Systems, Escrowed to Maturity 6.200%, 02/01/17 (b)	210	245
		7,156
Total Revenue Bonds		29,589
General Obligations – 14.3%
Dawson County School District, Callable 06/15/06 @ 102 5.100%, 12/15/16	365	383
Dodge County School District #001, Fremont, Callable 12/15/14 @ 100 (FSA) 5.000%, 12/15/19	500	528
Douglas County School District #54, Ralston Public Schools, Callable until 12/14/16 @ 100 (FSA) 5.000%, 12/15/16	845	894
Lancaster County School District #1, Lincoln Public Schools, Callable 01/15/11 @ 100 5.250%, 07/15/19	220	236
Lancaster County School District #1, Lincoln Public Schools, Callable 07/15/12 @ 100 5.000%, 01/15/17	750	791
Omaha, Series A 6.500%, 12/01/18	825	1,027

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Nebraska Tax Free Fund (concluded)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Omaha-Douglas Public Building, Callable 05/01/11 @ 100 4.900%, 05/01/16	$500	$521
5.100%, 05/01/20	300	316
Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY) 5.250%, 07/01/33	700	733
Total General Obligations		5,429
Certificates of Participation – 3.4%
Western Nebraska Community College, Callable 10/15/07 @ 100 4.700%, 10/15/10	295	301
4.800%, 10/15/11	195	199
4.900%, 10/15/12	250	254
5.000%, 10/15/13	300	305
5.100%, 10/15/14	250	255
Total Certificates of Participation		1,314
Total Municipal Bonds (Cost $34,973)		36,332
Affiliated Money Market Fund – 7.7%
First American Tax Free Obligations Fund, Cl Z (c)	2,927,840	2,928
Total Affiliated Money Market Fund (Cost $2,928)		2,928
Total Investments – 103.1% (Cost $37,901)		39,260
Other Assets and Liabilities, Net – (3.1)%		(1,189)
Total Net Assets – 100.0%		$38,071

(a)  Security purchased on a when-issued basis. On March 31, 2005, the total cost of investments purchased on a when-issued basis was $1,719,415 or 4.5% of total net assets. See note 2 in Notes to Financial Statements.

(b)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(c)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2005, the aggregate market value of securities subject to the AMT was $461,594, which represents 1.2% of net assets.

Cl – Class

COMGTY – Commonwealth Guaranty

FSA – Financial Security Assurance

GNMA – Government National Mortgage Association

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

RAAI – Radian Asset Assurance Inc.

Ohio Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 98.2%
Revenue Bonds – 44.4%
Continuing Care Retirement Communities – 4.0%
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A, Callable 07/01/12 @ 100 (RAAI) 5.125%, 07/01/22	$500	$514
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A, Callable 07/01/15 @ 100 5.000%, 07/01/26	800	791
Toledo-Lucas County Port Authority Facilities, St. Mary Woods Project, Series A, Callable 05/15/10 @ 100 6.000%, 05/15/24	400	397
		1,702
Economic Development – 0.6%
Summit County Port Authority Board Funding Program, Garfield Heights Project, Series A, Callable 05/15/14 @ 102 5.250%, 05/15/23	250	245
Education – 10.3%
Ohio State Higher Educational Facilities, Baldwin-Wallace College Project 5.000%, 12/01/13	750	782
Ohio State Higher Educational Facilities, Xavier University Project, Callable 05/01/13 @ 100 (FGIC) 5.250%, 05/01/16	1,000	1,083
Ohio State University, Series B, Callable 06/01/13 @ 100 5.250%, 06/01/16	1,000	1,085
Ohio State University General Receipts (VRDO) 2.270%, 12/01/17 (a)	300	300
University of Cincinnati, Series A, Callable 06/01/11 @ 101 (FGIC) 5.500%, 06/01/14	1,000	1,101
		4,351
Healthcare – 7.8%
Akron Bath Copley County Hospital Facilities, Summa Health Services, Series A, Callable 11/15/14 @ 100 (RAAI) 5.250%, 11/15/16	800	847
Erie County Hospital Facilities, Firelands Regional Medical Center, Series A, Callable 08/15/12 @ 101 5.500%, 08/15/22	500	515
Fairfield County Hospital Facilities, Fairfield Medical Center, Callable 06/15/12 @ 100 (RAAI) 5.000%, 06/15/22	500	509
Hamilton County Hospital Facilities, Children's Medical Center, Series F (FGIC) 5.200%, 05/15/09	1,000	1,059
Lorain County Hospital, Catholic Healthcare, Callable 10/01/12 @ 100 5.500%, 10/01/17	350	371
		3,301
Lease Revenue – 7.0%
Cleveland-Cuyahoga County Port Authority, Rita Project, Callable 11/15/14 @100 (RAAI) 5.000%, 11/15/19	750	775

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Ohio Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Ohio State Building Authority, State Facility, Administration Building Fund, Series A, Callable 04/01/12 @ 100 (FSA) 5.500%, 04/01/16	$1,000	$1,094
Riversouth Authority Revenue, Riversouth Area Redevelopment, Series A, Callable 06/01/14 @ 100 5.250%, 12/01/17	1,000	1,081
		2,950
Miscellaneous – 2.4%
Toledo-Lucas County Port Authority Facilities, Cargill Income Project, Series B 4.500%, 12/01/15	1,000	1,010
Revolving Funds – 5.0%
Ohio State Water Development Authority, Escrowed to Maturity, Callable 06/01/05 @ 102 (AMBAC) 5.800%, 12/01/11 (b)	1,000	1,024
Ohio State Water Development Authority, Water Pollution Control, Callable 06/01/12 @ 100 5.050%, 12/01/21	1,000	1,085
		2,109
Tax Revenue – 1.0%
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project, Callable 12/01/13 @ 102 5.250%, 12/01/23	400	407
Transportation – 3.7%
Dayton, James M. Cox Dayton International, Series A, Callable 12/01/13 @ 100 (RAAI) 4.750%, 12/01/14	160	165
4.750%, 12/01/15	165	169
4.750%, 12/01/17	180	182
Ohio State Turnpike Commission, Series A, Pre-refunded 02/15/06 @ 102 (MBIA) 5.700%, 02/15/13 (c)	1,000	1,046
		1,562
Utility – 2.6%
Montgomery County Water, Greater Moraine Beaver, Callable 11/15/12 @ 100 (AMBAC) 5.375%, 11/15/16	1,000	1,091
Total Revenue Bonds		18,728
General Obligations – 50.6%
Cincinnati, Callable 12/01/11 @ 100 5.000%, 12/01/16	1,000	1,058
5.000%, 12/01/17	1,000	1,055
Columbus City School District, School Facilities Construction & Improvement, Callable 06/01/13 @ 100 (FGIC) 5.000%, 12/01/18	2,000	2,112
Dayton City School District, School Facilities Construction & Improvement, Series D (FGIC) 5.000%, 12/01/11	1,000	1,083
Dublin City School District, Callable 12/01/14 @ 100 5.500%, 12/01/16	1,000	1,116
Dublin, Refunding & Improvement, Series A, Callable 12/01/09 @ 101 5.250%, 12/01/14	1,000	1,084
Greater Cleveland Regional Transportation Authority, Pre-refunded 12/01/06 @ 101 (FGIC) 5.650%, 12/01/16 (c)	1,000	1,057

Ohio Tax Free Fund (concluded)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Ohio State Common Schools, Series A, Callable 03/15/12 @ 100 5.125%, 09/15/22	$1,750	$1,840
Ohio State Higher Education, Series A, Callable 02/01/11 @ 100 5.000%, 02/01/19	1,000	1,046
Ohio State Higher Education, Series A, Callable 02/01/12 @ 100 5.000%, 08/01/22	1,000	1,038
Ohio State Higher Education, Series B, Callable 11/01/11 @ 100 5.000%, 11/01/15	1,000	1,061
Ohio State Infrastructure Improvement, Series A 5.500%, 02/01/20	1,000	1,140
Ohio State Parks & Recreational Facilities, Series II-A, Callable 02/01/15 @ 100 5.250%, 02/01/20	1,000	1,078
Revere Local School District (FSA) 5.000%, 12/01/12	1,150	1,246
Solon, Callable 12/01/12 @ 100 5.000%, 12/01/21	1,000	1,043
Springfield City School District, Callable 12/01/11 @ 102 (FGIC) 5.200%, 12/01/23	1,000	1,060
Summit County, Series R (FGIC) 5.500%, 12/01/21	1,000	1,143
Toledo City School District, School Facilities Improvement, Callable 12/01/13 @ 100 (FSA) 5.000%, 12/01/14	1,000	1,079
Total General Obligations		21,339
Certificate of Participation – 3.2%
Midview Local School District, School Buildings Facilities Project, Callable 05/01/13 @ 100 5.250%, 11/01/17	1,270	1,348
Total Certificate of Participation		1,348
Total Municipal Bonds (Cost $40,522)		41,415
Money Market Fund – 0.4%
Federated Ohio Municipal Cash Trust	173,214	173
Total Money Market Fund (Cost $173)		173
Total Investments – 98.6% (Cost $40,695)		41,588
Other Assets and Liabilities, Net – 1.4%		582
Total Net Assets – 100.0%		$42,170

(a)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2005.

(b)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(c)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

AMBAC – American Municipal Bond Assurance Corporation

FGIC – Financial Guaranty Insurance Corporation

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

RAAI – Radian Asset Assurance Inc.

VRDO – Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, and is subject to change periodically. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specific intervals not exceeding one year, on up to 30 days notice. Maturity date shown represents final maturity.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Oregon Intermediate Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 98.8%
Revenue Bonds – 33.2%
Continuing Care Retirement Community – 1.4%
Clackamas County Hospital Facilities Authority, Mary's Woods, Series A, Callable 05/15/09 @ 102 6.125%, 05/15/13	$1,000	$1,048
Oregon State Health, Housing, Educational & Cultural Facilities Authority, Oregon Baptist Retirement Homes, Callable 11/15/05 @ 104 8.000%, 11/15/26	900	937
		1,985
Economic Development – 1.1%
Port Morrow, Callable 06/01/05 @ 100 6.250%, 06/01/15	1,500	1,503
Education – 4.6%
Multnomah County Educational Facilities, University of Portland, Callable 04/01/07 @ 102 (AMBAC) 5.750%, 04/01/10	2,245	2,402
5.700%, 04/01/15	1,000	1,051
Oregon State Health, Housing, Educational & Cultural Facilities Authority, George Fox University, Series A, Callable 03/01/07 @ 102 (BA) 5.400%, 03/01/09	395	417
5.450%, 03/01/10	415	437
Oregon State Health, Housing, Educational & Cultural Facilities Authority, Reed College, Series A, Callable 07/01/06 @ 102 5.375%, 07/01/15	2,000	2,067
		6,374
Healthcare – 5.9%
Clackamas County Hospital Facilities Authority, Legacy Health Systems, Callable 08/15/09 @ 101 5.250%, 02/15/11	2,000	2,133
5.375%, 02/15/12	1,000	1,058
Medford Hospital Facilities Authority, Asante Health Systems, Callable 08/15/08 @ 101 (MBIA) 5.250%, 08/15/11	1,000	1,063
5.375%, 08/15/12	1,000	1,067
Multnomah County Hospital Facilities Authority, Providence Health Systems, Callable 10/01/14 @ 100 5.250%, 10/01/22	1,000	1,059
Salem Hospital Facilities Authority, Callable 08/15/08 @ 101 5.250%, 08/15/14	1,000	1,046
Umatilla County Hospital Facilities Authority, Catholic Health Initiatives, Series A 5.000%, 03/01/12	690	733
		8,159
Housing – 3.3%
Oregon State Housing & Community Services, Series A, Callable 04/01/05 @ 101 5.75%, 07/01/12	2,490	2,515
Oregon State Housing & Community Services, Series A, Callable until 06/30/05 @ 101 4.900%, 07/01/05	1,075	1,081
Oregon State Housing & Community Services, Series A, Callable until 06/30/05 @ 102 6.400%, 07/01/18	345	350

Oregon Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Oregon State Housing & Community Services, Series A, Callable 07/01/06 @ 102 6.000%, 07/01/16	$70	$73
Oregon State Housing & Community Services, Series E, Callable 01/01/10 @ 100 (FHA) 5.750%, 07/01/13	515	522
		4,541
Recreational Facility Authority – 0.8%
Portland Urban Renewal & Redevelopment, Convention Center, Series A, Callable 06/15/10 @ 101 (AMBAC) 5.750%, 06/15/15	1,000	1,106
Tax Revenue – 3.3%
Medford Urban Renewal Agency, Callable 01/01/13 @ 101 4.500%, 06/01/13	1,010	1,033
Oregon State Department of Administrative Services Lottery, Series A, Callable 04/01/10 @ 100 (FSA) 5.000%, 04/01/12	1,050	1,115
Oregon State Department of Transportation, Highway User Tax, Callable 11/15/10 @ 100 5.125%, 11/15/14	2,260	2,468
		4,616
Transportation – 4.6%
Oregon State Department of Transportation, Highway User Tax, Series A, Callable 11/15/12 @ 100 5.500%, 11/15/16	1,000	1,123
Oregon State Department of Transportation, Highway User Tax, Series A, Callable 11/15/14 @ 100 5.000%, 11/15/24	1,325	1,385
Port Portland Airport, Series 12-A, Callable 01/01/09 @ 101 (FGIC) 5.250%, 07/01/11	1,165	1,240
5.250%, 07/01/12	2,000	2,124
Tri-County Metropolitan Transportation District, Series 1 (MGT) 4.900%, 06/01/09	500	525
		6,397
Utilities – 8.2%
Eugene Electric Utilities, Callable 08/01/06 @ 100 (FSA) 5.375%, 08/01/11	1,195	1,234
Eugene Electric Utilities, Callable 08/01/07 @ 100 (FSA) 5.000%, 08/01/11	1,305	1,357
Eugene Electric Utilities, Callable 08/01/08 @ 100 (FSA) 4.800%, 08/01/13	690	719
Port of St. Helens Pollution Control, Portland General Electric 4.800%, 04/01/10	2,450	2,488
4.800%, 06/01/10	400	406
Tualatin Valley Water District, Callable 06/01/08 @ 100 (FSA) 5.000%, 06/01/12	1,000	1,049
Washington County Clean Water Services (MBIA) 5.000%, 10/01/14	1,000	1,087

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Oregon Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Washington County Clean Water Services, Callable 10/01/11 @ 100 (FGIC) 5.125%, 10/01/14	$1,790	$1,922
Washington County Unified Sewer Agency, Series 1 (FGIC) 5.750%, 10/01/08	1,000	1,088
		11,350
Total Revenue Bonds		48,314
General Obligations – 59.4%
Chemeketa Community College District, Escrowed to Maturity (FGIC) 5.500%, 06/01/13 (a)	2,170	2,441
Clackamas & Washington Counties School District #3, Linn-Wilsonville District, Series A, Zero Coupon Bond (FGIC) 4.415%, 06/15/15 (b)	4,000	2,523
Clackamas County School District #7, Lake Oswego, Callable 06/01/11 @ 100 5.500%, 06/01/12	1,240	1,365
Clackamas County School District #86, Canby, Callable 06/15/10 @ 100 (SBG) 5.500%, 06/15/15	1,835	2,028
Clackamas County School District #86, Canby, Callable 06/15/15 @ 100 (FSA) 5.000%, 06/15/24	1,500	1,572
Columbia County School District #502, Zero Coupon Bond (FGIC) 3.900%, 06/01/12 (b)	1,530	1,149
5.000%, 06/01/16 (b)	1,000	607
Deschutes & Jefferson Counties School District #2, Callable 06/15/11 @ 100 5.500%, 06/15/14	1,725	1,892
Deschutes & Jefferson Counties School District #2-J, Redmond, Series A (FGIC) (SBG) 5.000%, 06/15/13	1,250	1,354
Deschutes & Jefferson Counties School District #2-J, Redmond, Series B, Zero Coupon Bond (FGIC) (SBG) 5.090%, 06/15/21 (b)	1,000	459
Deschutes County, Callable 12/01/12 @ 100 (FSA) 5.000%, 12/01/14	1,755	1,879
Eugene Public Safety Facilities, Callable 06/01/06 @ 100 (FGIC) 5.700%, 06/01/16	1,295	1,336
Hood River County School District, Callable 06/15/11 @ 100 (SBG) 5.250%, 06/15/16	1,030	1,110
Jackson County School District #6, Central Point, Callable 06/15/14 @ 100 (FSA) (SBG) 5.250%, 06/15/16	1,140	1,251
Jackson County School District #549, Medford (SBG) 5.000%, 06/15/12	2,000	2,160
Josephine County Unit School District Three Rivers (FGIC) (SBG) 5.000%, 12/15/17	1,000	1,081
Lake Oswego (MBIA) 5.250%, 06/01/13	1,035	1,139
Lane & Douglas Counties School District #97-J (FGIC) (SBG) 5.375%, 06/15/16	1,235	1,381
Lane County School District #4, Eugene (FGIC) 5.000%, 07/01/11	1,785	1,930

Oregon Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Lane County School District #40, Creswell, Callable 06/15/10 @ 100 (SBG) 5.000%, 06/15/11	$1,120	$1,196
Lane County School District #52, Bethel, Pre-refunded 06/15/10 @ 100 (SBG) 5.350%, 06/15/11 (c)	1,285	1,411
Linn Benton Community College District, Zero Coupon Bond (FGIC) (SBG) 4.000%, 06/15/08 (b)	985	885
4.210%, 06/15/09 (b)	1,000	862
Linn County Community School District, Callable 06/15/13 @ 100 (FGIC) (SBG) 5.550%, 06/15/21	1,000	1,106
Marion & Polk Counties School District #7-J, Silverton, Callable until 05/31/05 @ 101 (FSA) 5.600%, 06/01/06	860	869
Marion County School District #103C Woodburn, Series B, Zero Coupon Bond (FGIC) 3.700%, 11/01/11 (b)	2,210	1,715
McMinnville School District #40 (FSA) 5.500%, 06/15/12	620	691
5.500%, 06/15/13	1,000	1,115
Metro, Callable 09/01/10 @ 102 5.250%, 09/01/14	1,000	1,090
Metropolitan, Washington Park Zoo, Series A, Callable 01/15/07 @ 100 5.250%, 01/15/10	1,000	1,037
Multnomah County School District #7, Reynolds, Callable 06/15/11 @ 100 (SBG) 5.625%, 06/15/15	1,000	1,118
Multnomah County, Series A, Callable 04/01/10 @ 100 5.000%, 04/01/11	1,000	1,080
5.125%, 04/01/13	2,445	2,655
Multnomah-Clackamas County School District #10, Gresham-Barlow, Callable 06/15/11 @ 100 (FSA) (SBG) 5.500%, 06/15/13	1,780	1,961
Multnomah-Clackamas County School District #10JT, Gresham-Barlow, Callable 06/15/11 @ 100 (FSA) (SBG) 5.500%, 06/15/12	1,000	1,101
Multnomah-Clackamas County School District #28-302, Centennial, Callable 06/15/11 @ 100 (FGIC) (SBG) 5.500%, 06/15/14	1,500	1,667
Oregon State Board of Higher Education, Series A, Callable 08/01/09 @ 101 5.500%, 08/01/15	1,255	1,378
Oregon State Pollution Control, Series A, Callable 11/01/07 @ 100 4.875%, 11/01/11	455	473
Portland Community College Services, Callable 06/01/11 @ 100 5.375%, 06/01/15	1,375	1,491
Portland Emergency Facilities, Series A, Callable 06/01/09 @ 100 5.000%, 06/01/12	1,060	1,121
Puerto Rico Public Buildings Authority, Series J, Callable 07/01/12 @ 100 (AMBAC) (COMGTY) 5.000%, 07/01/36	1,000	1,075
Rogue Community College District, Callable 06/15/15 @ 100 (MBIA) (SBG) 5.000%, 06/15/22	1,000	1,053

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Oregon Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Salem-Keizer School District #24-J, Callable 06/01/08 @ 100 (FSA) 5.100%, 06/01/12	$2,000	$2,104
Salem-Keizer School District #24-J, Callable 06/01/09 @ 100 (SBG) 5.250%, 06/01/12	1,000	1,083
Tri-County Metropolitan Transportation District, Light Rail Extension, Series A, Callable 07/01/09 @ 101 5.250%, 07/01/10	1,115	1,206
5.250%, 07/01/12	1,000	1,077
Tualatin Hills Park & Recreation District (FGIC) 5.750%, 03/01/13	870	986
Umatilla County School District #016-R, Pendleton (FGIC) 5.000%, 07/01/11	1,000	1,081
5.250%, 07/01/14	1,540	1,701
Wasco County School District #12 5.500%, 06/15/14	1,080	1,214
Washington & Clackamas Counties School District #23-J, Tigard (FGIC) 5.250%, 06/01/11	1,335	1,460
5.500%, 06/01/13	1,000	1,118
Washington & Clackamas Counties School District #23-J, Tigard, Zero Coupon Bond 5.820%, 06/15/14 (b)	1,030	690
Washington County 5.500%, 06/01/10	1,000	1,100
Washington County, Callable 06/01/11 @ 100 5.500%, 06/01/14	2,305	2,538
Washington County School District #48-J, Beaverton, Callable 08/01/08 @ 100 5.250%, 08/01/10	2,000	2,143
Washington County School District #48-J, Beaverton, Series B (FSA) 5.000%, 06/01/09	1,115	1,191
Washington, Multnomah & Yamhill Counties School District #1-J 5.000%, 11/01/14	1,000	1,087
Washington, Multnomah & Yamhill Counties School District #1-J, Callable 06/01/09 @ 100 5.250%, 06/01/12	1,185	1,263
Wilsonville, Callable 06/01/08 @ 100 5.000%, 12/01/10	255	255
Yamhill County School District #29-J, Newberg (FGIC) (SBG) 5.250%, 06/15/15 (d)	2,010	2,221
Total General Obligations		82,325
Certificates of Participation – 6.2%
Multnomah County, Prerefunded 08/01/08 @ 101 4.750%, 08/01/11 (c)	515	548
Multnomah County, Callable 08/01/08 @ 101 (MLO) 4.750%, 08/01/11	1,685	1,761
Oregon State Department of Administrative Services, Series A (AMBAC) (MLO) 5.500%, 05/01/07	1,000	1,053
Oregon State Department of Administrative Services, Series A, Callable 05/01/09 @ 101 (AMBAC) (MLO) 5.000%, 05/01/14	1,240	1,318

Oregon Intermediate Tax Free Fund (concluded)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Oregon State Department of Administrative Services, Series A, Callable 05/01/13 @ 100 (FSA) 5.000%, 05/01/14	$1,200	$1,290
Oregon State Department of Administrative Services, Series B, Callable 11/01/07 @ 101 (AMBAC) (MLO) 5.000%, 11/01/11	840	883
Oregon State Department of Administrative Services, Series B, Callable 05/01/14 @ 100 (FSA) 5.000%, 05/01/18	1,680	1,784
Total Certificates of Participation		8,637
Total Municipal Bonds (Cost $132,173)		136,993
Affiliated Money Market Fund – 1.5%
First American Tax Free Obligations Fund, Cl Z (e)	2,115,675	2,116
Total Affiliated Money Market Fund (Cost $2,116)		2,116
Total Investments – 100.3% (Cost $134,289)		139,109
Other Assets and Liabilities, Net – (0.3)%		(401)
Total Net Assets – 100.0%		$138,708

(a)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)  The rate shown is the effective yield at the time of purchase.

(c)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(d)  Security purchased on a when-issued basis. On March 31, 2005, the total cost of investments purchased on a when-issued basis was $2,229,231 or 1.6% of total net assets. See note 2 in Notes to Financial Statements.

(e)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

AMBAC – American Municipal Bond Assurance Corporation

BA – Bank of America

Cl – Class

COMGTY – Commonwealth Guaranty

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Authority

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

MGT – Morgan Guaranty Trust

MLO – Municipal Lease Obligation

SBG – School Board Guaranty

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Short Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 99.0%
Alabama – 2.0%
Foley Utilities Board, Escrowed to Maturity, Callable 09/01/05 @ 100 (RB) 6.000%, 03/01/07 (a)	$1,500	$1,587
Homewood Warrant, Sewer 7, Escrowed to Maturity, Callable until 02/28/07 @ 100 6.125%, 03/01/07 (a)	1,340	1,420
Jefferson County Limited Obligation School Warrant, Series A (RB) 5.000%, 01/01/08	3,500	3,650
Mobile Warrant, Escrowed to Maturity, Callable until 02/14/07 @ 100 (GO) 6.200%, 02/15/07 (a)	1,280	1,354
		8,011
Alaska – 1.3%
Anchorage, Series B (GO) (MBIA) 5.000%, 07/01/06	5,000	5,140
Arizona – 3.7%
Arizona State Funding Program, Series 15, Escrowed to Maturity (COP) 8.750%, 08/01/06 (a)	2,115	2,281
8.750%, 08/01/06 (a)	1,410	1,521
Glendale Industrial Development Authority (RB) 4.250%, 05/15/08	1,240	1,265
Salt River Project, Agricultural Improvement & Power District Electrical Systems, Series A (RB) 5.250%, 01/01/06	2,250	2,295
Scottsdale Water & Sewer, Project of 1989, Series E (RB) 7.000%, 07/01/08	1,370	1,532
Tempe Industrial Development Authority, Series A (RB) 4.500%, 12/01/06	1,000	1,008
University Medical Center (PUFG) (RB) 5.000%, 07/01/07	300	311
5.000%, 07/01/08	700	733
5.000%, 07/01/09	500	526
Yavapai County Industrial Development Authority, Waste Management Project, Series A-1, Mandatory Put 03/01/06 @ 100 (AMT) (GTY) (RB) 3.650%, 03/01/28	3,100	3,103
		14,575
California – 6.6%
California State (GO) 5.000%, 06/01/07	5,000	5,214
5.000%, 02/01/08	5,000	5,257
5.000%, 02/01/08	1,000	1,051
California State Department of Water Resources Power Supply, Series B-2 (RB) (VRDO) 2.300%, 05/01/22 (e)	7,500	7,500
California State Public Works Board, Series A (RB) 5.000%, 06/01/09	3,900	4,144
California Statewide Community Development Authority, Daughters of Charity Health (RB) 5.000%, 07/01/09	500	527
Contra Costa Transportation Authority, Series A, Escrowed to Maturity, Callable until 02/28/07 @ 100 (RB) 6.875%, 03/01/07 (a)	2,065	2,172
		25,865

Short Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Colorado – 1.5%
Colorado Health Facilities Authority, Vail Valley Medical Center Project (RB) 4.000%, 01/15/07	$500	$503
Denver City & County Airport, Series E (AMT) (RB) (XLCA) 5.000%, 11/15/07	5,000	5,206
		5,709
Florida – 0.9%
Escambia County Health Facilities Authority, Ascension Health Credit, Series A (RB) 5.000%, 11/15/06	815	841
Highlands County Health Facilities Authority, The Adventist Health System, Series B (RB) 3.750%, 11/15/06	2,605	2,634
		3,475
Idaho – 0.5%
Idaho Falls, Escrowed to Maturity, Callable 04/01/05 @ 100 (RB) 10.250%, 04/01/06 (a)	695	722
Idaho Falls, Pre-refunded 04/01/07 @ 100, Callable 04/01/05 @ 100 (RB) 10.375%, 04/01/13 (b)	1,075	1,223
		1,945
Illinois – 7.7%
Champaign County Community Unit School District #4 (GO) 8.300%, 01/01/07	1,120	1,219
Chicago O'Hare International Airport, 2nd Lien, Passenger Facilities, Series C (MBIA) (RB) 5.750%, 01/01/09	1,000	1,086
Chicago Park District, Partially Pre-refunded 05/15/05 @ 102, Callable 05/15/05 @ 102 (GO) 6.350%, 11/15/08 (b)	2,000	2,049
Cook County Community High School District #218, Partially Escrowed to Maturity, Zero Coupon Bond (FSA) (GO) 2.630%, 12/01/05 (a) (c)	1,760	1,731
Cook County Consolidated High School District #200, Oak Park, Zero Coupon Bond (FSA) (GO) 2.070%, 12/01/05 (c)	2,265	2,227
Cook County High School District #209, Proviso Township (FSA) (GO) 2.650%, 12/01/08 (d)	1,485	1,376
Du Page Airport Authority, Series A (FGIC) (RB) 3.000%, 02/01/07	2,000	2,005
Illinois Development Finance Authority, People's Gas, Light & Coke, Series B, Mandatory Put 02/01/08 @ 100 (AMBAC) (RB) 3.050%, 02/01/33 (e)	3,000	2,981
Illinois Educational Facilities Authority, The Art Institute of Chicago, Mandatory Put 03/01/08 @ 100 (RB) 3.100%, 03/01/34	2,000	1,977
Illinois Finance Authority, DePaul University, Series A (RB) 5.000%, 10/01/07	1,000	1,040
5.000%, 10/01/09	1,000	1,053
5.000%, 10/01/09	1,355	1,429

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Short Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Illinois Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI) (RB) 3.375%, 12/01/06	$1,365	$1,372
Illinois Health Facilities Authority, University of Chicago, Hospital & Health (MBIA) (RB) 5.000%, 08/15/06	1,000	1,029
5.000%, 08/15/07	1,000	1,044
Illinois State Toll Highway Authority, Pre-refunded 07/01/06 @ 100, Callable until 12/31/09 @ 100 (RB) 6.750%, 01/01/10 (b)	30	31
Illinois State, First Series (GO) 4.000%, 12/01/06	2,000	2,040
Lake County Community Unit School District #60, Waukegan, Series A (FSA) (GO) 6.000%, 12/01/05	1,115	1,141
Lake County School District #112, Highland Park (GO) 9.000%, 12/01/06	1,655	1,815
9.000%, 12/01/07	1,000	1,146
Northern University, Escrowed to Maturity (RB) 7.125%, 04/01/05 (a)	720	720
		30,511
Indiana – 4.0%
East Chicago Multi School Building Corporation, Pre-refunded 07/15/06 @ 102 (RB) (STAID) 6.500%, 01/15/16 (b)	1,000	1,067
Gary Sanitation District, Special Tax District (GO) (RAAI) 3.500%, 02/01/07	1,105	1,112
Indiana Health Facility Financing Authority, Ascension Health Credit (RB) 5.000%, 05/01/09	7,000	7,368
Indiana State Development Finance Authority, Waste Management Income Project, Mandatory Put 10/01/05 @ 100 (AMT) (RB) 2.700%, 10/01/31	1,000	997
Indianapolis Industries Local Public Improvement, Airport Authority, Series A (AMT) (FSA) (RB) 5.000%, 01/01/07	5,000	5,158
		15,702
Iowa – 0.1%
Scott County, Ridgecrest Village (RB) 4.000%, 11/15/06	500	499
Kansas – 1.3%
Augusta Electric Generating & Distribution System, Escrowed to Maturity, Callable 05/15/05 @ 100 (RB) 6.700%, 11/15/07 (a)	1,440	1,473
Burlington Pollution Control, Kansas Gas & Electric Company Project, Series B, Callable 06/01/06 @ 100, Mandatory Put 06/01/06 @ 100 (RB) 2.650%, 06/01/31 (e)	2,500	2,498
La Cygne Environmental, Kansas City Power & Light, Mandatory Put 09/01/05 @ 100 (RB) 2.250%, 03/01/18 (e)	1,000	997
		4,968

Short Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Kentucky – 0.2%
Kentucky State Turnpike Authority, Escrowed to Maturity, Callable until 06/30/07 @ 100 (RB) 6.125%, 07/01/07 (a)	$325	$337
Owensboro Electric, Light & Power, Escrowed to Maturity, Callable 07/01/05 @ 100 (RB) 6.850%, 01/01/08 (a)	445	472
		809
Louisiana – 2.5%
Louisiana State Health & Education Authority, Lambeth House Project, Pre-refunded 10/01/06 @ 102 (RB) 9.000%, 10/01/26 (b)	1,000	1,110
Louisiana State, Series A (GO) 5.000%, 08/01/09	8,000	8,557
		9,667
Massachusetts – 2.3%
Massachusetts State Housing Finance Agency, Series B (RB) 2.500%, 06/01/06	6,000	5,981
Massachusetts State, Series E (GO) 5.500%, 01/01/09	3,000	3,235
		9,216
Michigan – 4.1%
Michigan Municipal Bond Authority, Series A, Escrowed to Maturity, Callable until 09/30/05 @ 100 (RB) 6.150%, 10/01/05 (a)	1,500	1,528
Michigan State Hospital Finance Authority, Genesys Health System, Series A, Pre-refunded 10/01/05 @ 100 (RB) 7.500%, 10/01/27 (b)	6,620	6,785
Michigan State Hospital Finance Authority, Harper-Grace Hospital, Escrowed to Maturity, Callable until 04/30/09 @ 100 (RB) 7.125%, 05/01/09 (a)	385	414
Michigan State Hospital Finance Authority, Henry Ford Health System, Series A (RB) 5.000%, 03/01/06	1,000	1,017
Michigan State Hospital Finance Authority, Midmichigan Obligated Group, Series A (FSA) (RB) 5.500%, 06/01/06	2,525	2,603
Michigan State Hospital Finance Authority, Oakwood Obligated Group (RB) 5.000%, 11/01/06	1,000	1,029
Michigan State Strategic Fund, Dow-Chemical Project, Mandatory Put 06/01/06 @ 100 (RB) 3.800%, 06/01/14 (e)	1,800	1,806
Michigan Strategic Fund Limited Obligation, Ford Motor Company Project, Series A (RB) 7.100%, 02/01/06	1,085	1,113
		16,295
Minnesota – 3.1%
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Callable 08/15/06 @ 102.50, Mandatory Put 02/15/09 @ 100 (AMT) (FNMA) (RB) 3.050%, 06/15/34 (e)	2,000	1,965

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Short Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Mendota Heights, Multifamily Housing (RB) (VRDO) 2.230%, 11/01/31 (e)	$1,000	$1,000
Minneapolis Healthcare System, Allina Health System, Series A (RB) 5.000%, 11/15/06	1,895	1,952
Minnesota State Higher Education Facilities Authority, St. Catherine College, Series 5-N2 (RB) (VRDO) 2.230%, 10/01/32 (e)	2,400	2,400
Minnesota State Higher Education Facilities Authority, Series 4S, Mandatory Put 04/01/08 @ 100 (RB) 4.600%, 04/01/28 (e)	1,200	1,243
Monticello, Big Lake Community Hospital District, Series C (RB) 4.250%, 12/01/07	1,275	1,274
Northwestern Mutual Life Insurance Co. Tax-Exempt Mortgage Trust #1 (RB) 7.605%, 02/15/09 (e)	35	35
St. Cloud Infrastructure Management (GO) (VRDO) 2.180%, 02/01/16 (e)	1,000	1,000
St. Paul Housing & Redevelopment Authority, Cretin-Derham Project (RB) (VRDO) 2.280%, 02/01/26 (e)	1,250	1,250
		12,119
Mississippi – 0.8%
Mississippi State, Escrowed to Maturity (GO) 6.200%, 02/01/08 (a)	3,045	3,269
Missouri – 1.8%
Boone County Hospital (RB) 5.000%, 08/01/06	2,925	2,999
Little Blue Valley Sewer District, Escrowed to Maturity, Callable until 09/30/07 @ 100 (RB) 5.500%, 10/01/07 (a)	1,000	1,062
Missouri State Development Finance Board, Branson, Series A (RB) 5.000%, 12/01/05	1,000	1,014
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Associated Electric CoOp, Thomas Hill (RB) 5.500%, 12/01/06	1,000	1,044
St. Louis International Airport, Series A (FSA) (RB) 5.000%, 07/01/07	1,100	1,143
		7,262
Nebraska – 1.1%
Douglas County Hospital Authority #002, Nebraska Medical Center (GTY) (RB) 5.000%, 11/15/07	1,000	1,044
5.000%, 11/15/08	1,000	1,052
Nebraska Investment Finance Authority, Catholic Health Initiatives, Series A (RB) 5.500%, 12/01/07	2,000	2,114
		4,210
Nevada – 1.5%
Clark County Pollution Control, Series A, Mandatory Put 03/02/09 @ 100 (AMT) (RB) 3.250%, 06/01/31 (e)	3,000	2,925

Short Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Clark County Pollution Control, Series C, Mandatory Put 03/02/09 @ 100 (AMT) (RB) 3.250%, 06/01/31 (e)	$3,000	$2,925
		5,850
New Hampshire – 1.1%
New Hampshire State, Series A (GO) 5.000%, 07/15/07	4,220	4,414
New Jersey – 4.5%
New Jersey Economic Development Authority, Arbor Glen Project, Series A, Pre-refunded 05/15/06 @ 102 (RB) 8.000%, 05/15/12 (b)	2,000	2,133
New Jersey Economic Development Authority, Cigarette Tax (RB) 5.000%, 06/15/07	2,000	2,080
New Jersey Economic Development Authority, United Methodist Homes, Pre-refunded 07/01/05 @ 102 (RB) 7.500%, 07/01/20 (b)	4,255	4,390
New Jersey Health Care Facilities Financing Authority, Capital Health Systems, Series A (RB) 5.000%, 07/01/07	2,465	2,543
5.000%, 07/01/08	1,585	1,645
New Jersey State Transportation Corporation, Sub-Federal Transportation Administrative Grants, Series B (COP) 5.000%, 09/15/06	2,025	2,085
New Jersey State Turnpike Authority, Escrowed to Maturity (RB) 6.750%, 01/01/09 (a)	2,585	2,645
		17,521
New Mexico – 1.1%
Farmington, Pre-refunded 07/01/05 @ 100 (RB) 9.875%, 01/01/13 (b)	1,260	1,283
Sandoval County Incentive Payment (RB) 4.250%, 12/01/06	3,000	3,068
		4,351
New York – 6.8%
Long Island Power Authority, Series B (RB) 5.000%, 12/01/06	3,700	3,830
Monroe County Airport Authority, Greater Rochester International (AMT) (MBIA) (RB) 5.000%, 01/01/09	1,175	1,234
New York, Series A (GO) 5.250%, 08/01/08	8,000	8,504
New York, Series G (GO) 5.000%, 08/01/08	1,615	1,704
New York, Series H (GO) 4.000%, 08/01/08	1,675	1,715
New York City Transitional Financial Authority, NYC Recovery, Series 3 (RB) (VRDO) 2.320%, 11/01/22 (e)	4,400	4,400
New York State Dormitory Authority, Mental Health, Series F-1 (RB) 5.000%, 02/15/07	2,000	2,070
Port Authority of New York & New Jersey (AMT) (RB) 5.000%, 07/15/07	3,125	3,255
		26,712

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Short Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
North Carolina – 1.7%
North Carolina Medical Care Commission, Health Care Facilities, Series A (RB) 2.500%, 11/01/07	$1,000	$980
North Carolina Medical Care Commission, Novant Health Obligated Group, Series A (RB) 5.000%, 11/01/07	5,325	5,568
		6,548
Ohio – 1.5%
Allen County Economic Development, Young Men's Christian Association, Mandatory Put 04/14/08 @ 100 (RB) 3.000%, 04/15/18 (e)	5,000	4,960
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project (RB) 3.000%, 12/01/06	1,090	1,085
		6,045
Oklahoma – 0.6%
Oklahoma Development Finance Authority, Conocophillips Company Project, Mandatory Put 12/01/05 @ 100 (AMT) (GTY) (RB) (VRDO) 2.420%, 12/01/38 (e)	1,000	998
Ponca City Utility Authority, Escrowed to Maturity, Callable until 06/30/08 @ 100 (RB) 6.000%, 07/01/08 (a)	1,110	1,211
		2,209
Pennsylvania – 2.1%
Chartiers Valley Industrial & Commercial Development Authority, Friendship Village South, Series A (RB) 2.750%, 08/15/05	400	398
3.150%, 08/15/06	400	395
3.450%, 08/15/07	300	295
Hampden Township Sewer Authority, Escrowed to Maturity, Callable until 03/31/07 @ 100 (RB) 6.150%, 04/01/07 (a)	965	1,008
Pennsylvania Higher Education Facilities Authority, University of Pennsylvania, Health Systems, Series B (RB) 5.000%, 08/15/08	5,000	5,227
Ringgold School District Authority, Escrowed to Maturity, Callable until 01/14/08 @ 100 (RB) 6.700%, 01/15/08 (a)	995	1,063
		8,386
Puerto Rico – 3.3%
Puerto Rico Commonwealth, Highway Transportation Authority, Series AA (RB) 5.000%, 07/01/07	7,200	7,503
Puerto Rico Commonwealth, Series C, Mandatory Put 07/01/08 @ 100 (GO) 5.000%, 07/01/18 (e)	4,250	4,451
Puerto Rico Electric Power Authority, Series 00 (RB) 4.000%, 07/01/07	1,000	1,020
		12,974

Short Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Rhode Island – 0.3%
Rhode Island State Health & Educational Building, Higher Education Facility, Johnson & Wales (RB) (XLCA) 5.000%, 04/01/07	$1,000	$1,039
South Carolina – 2.1%
Charleston County Hospital Facilities, Carealliance Health Services, Series A (RB) 5.000%, 08/15/06	2,210	2,263
5.000%, 08/15/07	700	724
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C (AMT) (RB) 4.500%, 08/01/06	660	669
South Carolina State Ports Authority (AMT) (FSA) (RB) 5.500%, 07/01/07	3,330	3,504
York County School District #4, Fort Mill (GO) 3.000%, 03/01/07	1,100	1,103
		8,263
South Dakota – 0.8%
Sioux Falls Health Facilities, Dow Rummel Village Project, Series B, Mandatory Put 11/15/07 @ 100, Callable until 11/14/07 @ 100 (RB) 4.750%, 11/15/33	1,675	1,672
South Dakota Housing Development Authority, Homeownership Mortgage, Series I (AMT) (RB) 2.850%, 05/01/06	1,600	1,602
		3,274
Tennessee – 0.4%
Sullivan County Health Educational & Housing Facilities, Wellmont Health Systems Project (RB) 4.500%, 09/01/06	1,500	1,513
Texas – 20.6%
Austin, Escrowed to Maturity, Callable until 06/30/05 @ 100 (GO) 8.500%, 07/01/05 (a)	1,500	1,523
Brazos River Authority, Utilities Electric Co., Series B, Mandatory Put 06/19/06 @ 100 (AMT) (RB) 5.050%, 06/01/30 (e)	1,730	1,761
Gulf Coast Waste Disposal Authority, Series C, Mandatory Put 05/01/06 @ 100 (AMT) (RB) 3.200%, 05/01/28	4,000	3,972
Houston (GO) (MBIA) 5.000%, 03/01/07	2,145	2,228
Houston, Escrowed to Maturity (GO) (MBIA) 5.000%, 03/01/07 (a)	2,855	2,965
Houston Airport Systems, Escrowed to Maturity (RB) 8.200%, 07/01/05 (a)	455	462
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Callable 02/15/09 @ 100 (RB) 4.900%, 02/15/10	1,020	1,017
Houston Water & Sewer System, Series A (FSA) (RB) 5.500%, 12/01/06	4,500	4,703
Jefferson County Health Facilities Development Authority, Baptist Hospitals (AMBAC) (FHA) (RB) 4.200%, 08/15/07	1,450	1,486

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Short Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Laredo Independent School District (GO) (PSFG) 6.750%, 08/01/08	$2,150	$2,391
Lubbock Health Facilities Development, St. Joseph Health Systems (FSA) (RB) 5.000%, 07/01/06	3,470	3,563
5.000%, 07/01/07	7,100	7,403
North Central Texas Health Facility Development, Baylor Health Care Systems Project (RB) 5.500%, 05/15/06	3,500	3,596
5.500%, 05/15/07	1,000	1,046
Northside Independent School District, Series B, Callable 08/01/05 @ 100, Mandatory Put 08/01/06 @ 100 (GO) (PSFG) 2.450%, 08/01/33 (e)	6,800	6,772
Richardson Hospital Authority (RB) 4.000%, 12/01/06	1,165	1,168
5.000%, 12/01/07	1,230	1,259
San Antonio (GO) 3.000%, 02/01/06	1,680	1,685
San Antonio, Escrowed to Maturity (GO) 3.000%, 02/01/06	20	20
Southeast Hospital Financing Agency, Memorial Hospital System Project, Escrowed to Maturity, Callable until 11/30/08 @ 100 (RB) 8.500%, 12/01/08 (a)	670	740
Tarrant Regional Water District (FSA) (RB) 4.000%, 03/01/07	2,000	2,040
5.000%, 03/01/08	2,275	2,397
Texas State Public Finance Authority, Series A (GO) 5.250%, 10/01/07	10,250	10,814
Texas State Turnpike Authority (RB) 5.000%, 06/01/08	7,000	7,394
Texas Tax & Revenue Anticipation Notes 3.000%, 08/31/05	5,000	5,014
Trinity River Authority, Tarrant County Water Project (MBIA) (RB) 3.250%, 02/01/07	2,130	2,143
Tyler Health Facilities Development, Mother Frances Hospital (RB) 5.000%, 07/01/07	575	595
United Independent School District (GO) (PSFG) 8.000%, 08/15/05	1,075	1,097
		81,254
Virgin Islands – 0.4%
Virgin Islands Public Finance Authority (RB) 4.000%, 10/01/05	1,500	1,509
Virgina – 0.6%
Chesapeake Hospital Authority, Chesapeake General Hospital, Series A (RB) 5.000%, 07/01/07	2,300	2,377
Washington – 2.5%
Clark County Public Utility District #001, Electric (MBIA) (RB) 4.000%, 01/01/07	1,000	1,019
Clark County Public Utility District #001, Generating Systems (MBIA) (RB) 4.000%, 01/01/07	1,000	1,019
Energy Northwest Electric, Columbia General Station, Series F (MBIA) (RB) 5.000%, 07/01/07	1,000	1,044

Short Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Washington State, Series E (GO) 6.000%, 07/01/07	$5,000	$5,328
Washington State Housing Finance Commission, Presbyterian Ministries, Series A, Pre-refunded 07/01/06 @ 102 (RB) 6.850%, 07/01/21 (b)	1,390	1,488
		9,898
West Virginia – 0.7%
Putnam County Pollution Control, Appalachian Power Company Project, Series E, Mandatory Put 11/01/06 @ 100 (RB) 2.800%, 05/01/19 (e)	3,000	2,965
Wisconsin – 0.9%
Wisconsin State Health & Educational Facilities Authority, Childrens Hospital of Wisconsin, Series A (RB) 4.500%, 08/15/08	1,500	1,555
Wisconsin State Health & Educational Facilities Authority, Gundersen Lutheran, Series A (FSA) (RB) 5.000%, 02/15/08	1,000	1,049
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services, Series A (RB) 5.000%, 08/15/07	1,000	1,040
		3,644
Total Municipal Bonds (Cost $390,316)		389,993
Total Investments – 99.0% (Cost $390,316)		389,993
Other Assets and Liabilities, Net – 1.0%		3,957
Total Net Assets – 100.0%		$393,950

(a)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(c)  The rate shown is the effective yield at the time of purchase.

(d)  Delayed Interest (Step-Bonds) – Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2005.

(e)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2005.

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2005, the aggregate market value of securities subject to the AMT was $39,274,234, which represents 10.0% of net assets.

COP – Certificate of Participation

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Authority

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GO – General Obligation

GTY – Guaranty

MBIA – Municipal Bond Insurance Association

PSFG – Permanent School Fund Guarantee

PUFG – Permanent University Fund Guarantee

RAAI – Radian Asset Assurance Inc.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Short Tax Free Fund (concluded)

RB – Revenue Bond

STAID – State Aid Withholding

VRDO – Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, and is subject to change periodically. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specific intervals not exceeding one year, on up to 30 days notice. Maturity date shown represents final maturity.

XLCA – XL Capital Assurance Inc.

Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 97.4%
Alabama – 0.9%
Bessemer Water Revenue, Callable 07/01/06 @ 102 (AMBAC) (RB) 5.750%, 07/01/16	$2,500	$2,635
Camden Industrial Development Board Weyerhauser Company, Series A, Callable 12/01/13 @ 100 (RB) 6.125%, 12/01/24	1,000	1,096
Camden Industrial Development Board Weyerhauser Company, Series B, Callable 12/01/13 @ 100 (AMT) (RB) 6.375%, 12/01/24	350	379
		4,110
Alaska – 2.0%
Alaska Energy Authority, Bradley Lake, Third Series (FSA) (RB) 6.000%, 07/01/10	1,000	1,119
6.000%, 07/01/11	4,040	4,559
Alaska State Housing Finance Corporation, Series A, Callable 12/01/05 @ 105 (MBIA) (RB) 5.700%, 12/01/11	505	519
Alaska State Housing Finance Corporation, Series A, Callable 06/01/07 @ 102 (MBIA) (RB) 5.900%, 12/01/19	1,000	1,041
Anchorage, Series B, Callable 07/01/12 @ 100 (MBIA) (GO) 5.000%, 07/01/22	2,000	2,076
		9,314
Arizona – 1.9%
Arizona Health Facilities Authority, The Terraces Project, Series A, Callable 11/15/13 @ 101 (RB) 7.500%, 11/15/23	3,000	3,029
Arizona State Transportation Board, Callable 07/01/09 @ 100 (RB) 6.000%, 07/01/12	3,830	4,214
Tempe Industrial Development Authority, Friendship Villiage Project, Series A (RB) 5.375%, 12/01/13	1,300	1,300
		8,543
California – 8.2%
Alameda Corridor Transportation Authority, Series A, Zero Coupon Bond (AMBAC) (RB) 5.720%, 10/01/30 (a)	15,000	3,913
California State, Callable 04/01/09 @ 101 (GO) 4.750%, 04/01/22	500	504
California State, Callable 02/01/13 @ 100 (GO) 5.000%, 02/01/21	5,500	5,698
California State, Callable 02/01/14 @ 100 (GO) 5.000%, 02/01/33	2,000	2,034
California State Department of Water, Series A, Callable 05/01/12 @ 101 (RB) 5.375%, 05/01/22	4,500	4,814
California State Public Works Board Mental Health-Coalinga, Series A, Callable 06/01/14 @ 100 (RB) 5.500%, 06/01/19	3,000	3,273
California Statewide Communities Development Authority, Los Angeles Jewish Home, Callable 11/01/13 @ 100 (CMI) (RB) 5.250%, 11/15/23	4,000	4,169

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Chula Vista Industrial Development, San Diego Gas & Electric, Series A (AMT) (RB) 4.900%, 03/01/23	$2,500	$2,458
Golden State Tobacco Securitization, Series B, Callable 06/01/13 @ 100 (RB) 5.500%, 06/01/33	6,940	7,380
Vernon, Malburg Generating Station Project, Pre-refunded 04/01/08 @ 100 (RB) 5.500%, 04/01/33 (b)	3,000	3,223
		37,466
Colorado – 4.2%
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT) (RB) 5.700%, 07/01/29	1,590	1,647
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/11 @ 100 (RB) 7.250%, 12/01/21 (b)	1,500	1,808
Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B, Callable 12/01/12 @ 101 (RB) 6.125%, 12/01/33	1,150	1,218
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 10/01/12 @ 100 (RB) 5.900%, 10/01/27	2,500	2,639
Colorado State Health Facilities Authority, Parkview Medical Center, Callable 09/01/11 @ 100 (RB) 6.500%, 09/01/20	1,000	1,084
Colorado State Health Facilities Authority, Vail Valley Medical Center, Callable 01/15/12 @ 100 (RB) 5.800%, 01/15/27	1,500	1,564
E-470 Public Highway Authority, Capital Appreciation, Series A, Zero Coupon Bond (MBIA) (RB) 5.350%, 09/01/34 (a)	19,000	3,963
La Junta Hospital, Arkansas Valley Medical Center Project, Callable 04/01/09 @ 101 (RB) 6.000%, 04/01/19	1,000	1,042
Montrose Memorial Hospital, Callable 12/01/13 @ 102 (RB) 6.000%, 12/01/28	1,000	1,013
6.000%, 12/01/33	1,000	1,005
Northwest Parkway Public Highway Authority, Zero Coupon Bond (AMBAC) (RB) 6.290%, 06/15/29 (a)	10,000	2,497
		19,480
Florida – 2.9%
Capital Trust Agency, Fort Lauderdale Project, Callable 01/01/14 @ 101 (AMT) (RB) 5.750%, 01/01/32	1,000	992
Florida State Department of Transportation Right-of-Way, Callable 07/01/06 @ 101 (GO) 5.250%, 07/01/17	5,525	5,726
Florida State Department of Transportation, Alligator Alley, Callable 07/01/07 @ 101 (FGIC) (RB) 5.125%, 07/01/13	1,280	1,346

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Palm Beach County, Park & Recreational Facilities, Callable 11/01/06 @ 102 (FSA) (RB) 5.250%, 11/01/16	$5,000	$5,263
		13,327
Georgia – 2.7%
Fulton County Developement Authority, Maxon Atlantic Station, Series A (AMT) (RB) 5.125%, 03/01/26	2,300	2,258
Fulton County Residential Care Facilities, Canterbury Court Project, Series A, Callable 02/15/14 @ 101 (RB) 6.125%, 02/15/26	1,500	1,502
6.125%, 02/15/34	2,500	2,455
Gainesville & Hall County Hospital Authority, Northeast Georgia Health Systems Project, Callable 05/15/11 @ 100 (RB) 5.500%, 05/15/31	5,000	5,122
Georgia Municipal Electric Authority Power, Series BB (MBIA) (RB) 5.250%, 01/01/25	1,000	1,104
		12,441
Hawaii – 1.9%
Hawaii State, Series CN, Callable 03/01/07 @ 102 (FGIC) (GO) 5.500%, 03/01/14	8,000	8,505
Illinois – 11.6%
Bolingbrook, Residential Mortgages, Escrowed to Maturity (FGIC) (RB) 7.500%, 08/01/10 (c)	1,080	1,208
Cook County, Series A (MBIA) (GO) 6.250%, 11/15/12	9,090	10,514
Cook County Community School District #97, Oak Park, Series B (FGIC) (GO) 9.000%, 12/01/11	2,235	2,919
Illinois Development Finance Authority, Adventist Health System, Callable 11/15/09 @ 101 (RB) 5.500%, 11/15/29	5,000	5,125
Illinois Health Facilities Authority, Condell Medical Center, Callable 05/15/12 @ 100 (RB) 5.500%, 05/15/32	2,500	2,427
Illinois Health Facilities Authority, Covenant Retirement Communities, Callable 12/01/11 @ 101 (RB) 5.875%, 12/01/31	4,500	4,605
Illinois Health Facilities Authority, Covenant Retirement Communities, Series A, Callable 12/01/12 @ 100 (RAAI) (RB) 5.500%, 12/01/22	4,000	4,222
Illinois Health Facilities Authority, Lutheran Senior Ministries, Series A, Callable 08/15/11 @ 101 (RB) 7.375%, 08/15/31	3,000	3,179
Illinois State, Pre-refunded 05/01/06 @ 102 (MBIA) (GO) 5.750%, 05/01/21 (b)	1,410	1,479
Illinois State, Pre-refunded 02/01/07 @ 101 (FGIC) (GO) 5.250%, 02/01/13 (b)	1,400	1,465

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Illinois State Development Finance Authority, Pollution Control Illinois Power Company Project, Series A, Pre-refunded 07/01/06 @ 102 (RB) 7.375%, 07/01/21 (b)	$500	$537
Illinois State Development Finance Authority, Waste Management Project (AMT) (RB) 5.850%, 02/01/07	1,000	1,036
Illinois State Educational Facilities Authority, Augustana College, Pre-refunded 10/01/07 @ 100 (CLE) (RB) 5.875%, 10/01/17 (b)	500	535
Illinois State Educational Facilities Authority, Augustana College, Pre-refunded 10/01/08 @ 100 (RB) 5.250%, 10/01/18 (b)	1,000	1,066
Illinois State Toll Highway Authority, Series A (RB) 6.300%, 01/01/12	1,000	1,148
McHenry County Community Unit, School District #20 Woodstock, Series A, Pre-refunded 01/01/08 @ 100 (FSA) (GO) 5.850%, 01/01/16 (b)	1,840	1,977
5.850%, 01/01/16 (b)	560	596
Metropolitan Pier & Exposition Authority, McCormick Place, Illinois Dedicated State Tax, Class B, Zero Coupon Bond (MBIA) (RB) 5.650%, 06/15/22 (a)	5,000	2,902
Northern Illinois University, Auxiliary Facilities Systems, Partially Pre-refunded 04/01/07 @ 100 (FGIC) (RB) 5.700%, 04/01/16 (b)	1,000	1,048
Rock Island, Friendship Manor Project (RB) 7.000%, 06/01/06	490	489
Rockford Multifamily Housing, Rivers Edge Apartments, Series A, Callable 01/20/08 @ 102 (AMT) (GNMA) (RB) 5.875%, 01/20/38	1,215	1,235
Southern Illinois University, Housing & Auxiliary, Series A, Zero Coupon Bond (MBIA) (RB) 5.500%, 04/01/20 (a)	2,280	1,090
St. Clair County, Callable 10/01/09 @ 102 (FGIC) (GO) 6.000%, 10/01/11	2,020	2,265
		53,067
Indiana – 3.2%
Crown Point, Multi-School Building Corporation, First Mortgage (MBIA) (RB) 7.875%, 01/15/06	2,630	2,736
Indiana State Municipal Power Agency, Power Supply, Series B (MBIA) (RB) 6.000%, 01/01/11	1,000	1,124
6.000%, 01/01/12	1,000	1,134
Indiana Transportation Finance Authority, Series A (AMBAC) (MLO) (RB) 5.000%, 11/01/07	2,000	2,102
Indiana Transportation Finance Authority, Series A (AMBAC) (RB) 5.750%, 06/01/12	3,185	3,588
Indianapolis Airport Authority, Special Facilities, Federal Express Corporation Project (AMT) (GTY) (RB) 5.100%, 01/15/17	3,000	3,153

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Lake County Redevelopment Authority, Callable until 01/31/06 @ 102 (MBIA) (MLO) (RB) 6.500%, 02/01/16	$800	$818
		14,655
Iowa – 1.0%
Iowa Higher Education Loan Authority, Central College Project, Callable 10/01/11 @ 100 (RAAI) (RB) 5.500%, 10/01/31	1,500	1,569
Iowa Higher Education Loan Authority, Private College Facility – Simpson College, Callable 12/01/10 @ 102 (RB) 5.100%, 12/01/35	2,000	1,928
Muscatine Electric, Escrowed to Maturity, Callable until 12/31/12 @ 100 (RB) 6.700%, 01/01/13 (c)	920	1,033
		4,530
Louisiana – 1.5%
Baton Rouge Sales & Use Tax, Public Improvements, Series A, Callable 08/01/08 @ 101.50 (FGIC) (RB) 5.250%, 08/01/15	2,030	2,173
Jefferson Parish, Drain Sales Tax (AMBAC) (RB) 5.000%, 11/01/11	1,000	1,081
Jefferson Parish, Home Mortgage Authority, Escrowed to Maturity, Callable until 07/31/11 @ 100 (FGIC) (FHA) (RB) 7.100%, 08/01/11 (c)	1,000	1,163
Lafayette, Public Improvement Sales Tax, Series B (FGIC) (RB) 7.000%, 03/01/08	1,000	1,108
Louisiana Public Facilities Authority, Tulane University of Louisiana, Series A-1, Callable 11/15/07 @ 102 (MBIA) (RB) 5.100%, 11/15/14	1,500	1,596
		7,121
Massachusetts – 0.5%
Boston Industrial Development Financing Authority, Crosstown Center Project, Callable 09/01/12 @ 102 (AMT) (RB) 6.500%, 09/01/35	2,500	2,390
Michigan – 2.2%
Haslett Public School District, Pre-refunded 05/01/07 @ 100 (MBIA) (GO) 5.700%, 05/01/16 (b)	1,200	1,267
Kent Hospital Financial Authority, Metropolitan Hospital Project, Series A, Callable 07/01/15 @ 100 (RB) 5.250%, 07/01/30 (d)	2,000	1,987
Lanse Creuse, Public Schools, Callable 05/01/07 @ 100 (AMBAC) (GO) 5.250%, 05/01/16	1,000	1,047
Thornapple Kellogg School Building & Site, Callable 11/01/12 @ 100 (MQSBLF) (GO) 5.500%, 05/01/14	1,485	1,633
5.500%, 05/01/16	1,810	1,990
Ypsilanti School District, Pre-refunded 05/01/07 @ 100 (FGIC) (GO) 5.600%, 05/01/12 (b)	2,000	2,108
		10,032

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Minnesota – 3.9%
Cuyuna Range Hospital District, Series A, Callable 06/01/07 @ 102 (RB) 6.000%, 06/01/29	$650	$624
Fergus Falls Health Care Facilities Authority Broen Memorial Home, Series A, Callable until 10/31/05 @ 102 (RB) 7.000%, 11/01/19	150	151
Minneapolis Health Care System, Fairview Health Services, Series A, Callable 05/15/12 @ 101 (RB) 5.625%, 05/15/32	7,000	7,367
Minnesota Agricultural & Economic Development Board, Health Care System Fairview, Series A, Callable 11/15/10 @ 101 (RB) 6.375%, 11/15/29	3,000	3,258
Minnesota State Housing Finance Agency, Single Family Housing (AMT) (RB) 4.400%, 07/01/07	1,430	1,466
Monticello, Big Lake Community Hospital, Series C, Callable 12/01/12 @ 100 (RB) 6.200%, 12/01/22	2,995	3,109
Shakopee Health Care Facilities St. Francis Regional Medical Center, Callable 09/01/14 @100 (RB) 5.250%, 09/01/34	1,000	1,008
St. Anthony Housing & Redevelopment Authority Chandler Place Project, Callable 05/20/06 @ 102 (FHA) (GNMA) (RB) 6.250%, 11/20/25	1,000	1,055
		18,038
Missouri – 0.8%
Cape Girardeau County Authority, Southeast Missouri Hospital, Callable 06/01/12 @ 100 (RB) 5.750%, 06/01/32	2,500	2,560
Sugar Creek, Lafarge North America, Series A, Callable 06/01/13 @ 101 (AMT) (RB) 5.650%, 06/01/37	1,000	1,025
		3,585
Nebraska – 1.9%
Douglas County Zoo Facility, Omaha's Henry Doorly Zoo Project, Callable until 08/31/24 @ 100 (RB) 4.750%, 09/01/24 (d)	3,000	2,951
Hastings Electrical Systems, Callable 05/01/11 @ 100 (FSA) (RB) 5.000%, 01/01/15	1,000	1,057
Nebraska Educational Finance Authority, Concordia University Project, Callable 12/15/08 @ 100 (RB) 5.250%, 12/15/15	500	517
5.350%, 12/15/18	540	556
Nebraska Educational Finance Authority, Midland Lutheran College, Series A, Callable 09/15/13 @ 100 (RB) 5.600%, 09/15/29	1,800	1,768
Washington County Wastewater Facilities, Cargill Project, Callable 11/01/12 @ 101 (RB) 5.900%, 11/01/27	1,700	1,838
		8,687

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Nevada – 2.3%
Carson City, Carson-Tahoe Hospital Project, Callable 09/01/12 @ 101 (RB) 5.750%, 09/01/31	$5,000	$5,110
Clark County Industrial Development, Southwest Gas Corporation Project, Series A, Callable 07/01/14 @ 100 (AMBAC) (AMT) (RB) 5.250%, 07/01/34	4,000	4,135
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B, Callable 11/15/14 @ 100 (RB) 6.750%, 11/15/23	1,300	1,328
		10,573
New Hampshire – 0.5%
New Hampshire Health & Educational Facilities Authority, Covenant Health, Callable 07/01/14 @ 100 (RB) 5.375%, 07/01/24	1,250	1,269
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital, Callable 07/01/15 @ 100 (RB) 5.875%, 07/01/34	800	807
		2,076
New Jersey – 0.8%
Camden County, Municipal Utilities Authority Sewer Revenue Refunding, Series C, Callable 07/15/08 @ 101 (FGIC) (GO) 5.100%, 07/15/12	3,500	3,717
New York – 0.8%
New York, Series C, Callable 03/15/12 @ 100 (GO) 5.250%, 03/15/32	3,590	3,715
Ohio – 2.0%
Cincinnati Water System, Callable 06/01/11 @ 100 (RB) 5.000%, 12/01/20	125	131
Cleveland Waterworks, Series H, Pre-refunded 01/01/06 @ 102 (MBIA) (RB) 5.750%, 01/01/16 (b)	1,460	1,524
Lucas County Port Authority, Crocker Park Public Improvement Project, Callable 12/01/13 @ 102 (GO) 5.250%, 12/01/23	2,000	2,036
Ohio State Higher Education, Series B, Callable 11/01/11 @ 100 (GO) 5.000%, 11/01/16	1,500	1,587
Ohio State Higher Educational Facility, Baldwin-Wallace College Project, Callable 06/01/14 @ 100 (RB) 5.125%, 12/01/17	1,490	1,540
5.250%, 12/01/19	1,540	1,597
Ohio State Water Development Authority, Pre-refunded 06/01/05 @ 101 (MBIA) (RB) 5.250%, 12/01/09 (b)	1,000	1,015
		9,430
Oregon – 1.5%
Washington County Unified Sewer Agency, Series 1 (FGIC) (RB) 5.750%, 10/01/10	6,110	6,825

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Pennsylvania – 1.9%
Chester Upland School Authority, Series A, Callable 09/01/07 @ 100 (FSA) (RB) 5.250%, 09/01/17	$2,000	$2,090
Erie County Industrial Development Authority, International Paper Company Project, Series A, Callable 11/01/14 @ 100 (AMT) (RB) 5.000%, 11/01/18	1,350	1,352
Pennsylvania State, Callable 03/15/07 @ 101.50 (AMBAC) (GO) 5.125%, 09/15/11	5,000	5,256
		8,698
Puerto Rico – 1.3%
Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY) (GO) 5.250%, 07/01/33	4,000	4,191
Puerto Rico Public Finance, Series A, Callable 02/01/12 @ 100, Mandatory Put 02/01/12 @ 100 (RB) 5.750%, 08/01/27 (e)	1,000	1,092
Puerto Rico Public Improvements, Pre-refunded 07/01/10 @ 100 (MBIA) (GO) 5.750%, 07/01/26 (b)	500	554
		5,837
Rhode Island – 1.2%
Rhode Island State, Series A, Pre-refunded 08/01/07 @ 101 (MBIA) (GO) 5.125%, 08/01/12 (b)	5,055	5,353
South Carolina – 1.0%
Lexington County Health Services District, Lexington Medical Center, Callable 11/01/13 @ 100 (RB) 5.500%, 11/01/23	2,000	2,082
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A, Callable 08/01/13 @ 100 (RB) 6.125%, 08/01/23	1,250	1,334
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C, Callable 08/01/13 @ 100 (RB) 6.375%, 08/01/34	1,250	1,334
		4,750
South Dakota – 2.1%
Sioux Falls School District #49-5, Series B, Callable 07/01/16 @ 100 (GO) 4.750%, 07/01/20	510	526
Sioux Falls, Dow Rummel Village Project, Series A, Callable 11/15/12 @ 100 (RB) 6.625%, 11/15/23	2,200	2,223
South Dakota Economic Development Finance Authority, DTS Project, Series A, Callable 04/01/09 @ 102 (AMT) (RB) 5.500%, 04/01/19	1,055	1,092
South Dakota Economic Development Finance Authority, Pooled Loan Project - Davis Family, Series 4-A, Callable 04/01/14 @ 100 (AMT) (RB) 6.000%, 04/01/29	1,400	1,452
South Dakota State Health & Educational Facilities Authority Avera Health (AMBAC) (RB) 2.270%, 07/01/24	4,360	4,360
		9,653

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Tennessee – 2.7%
Johnson City Health & Educational Facilities Authority Mountain States Health, Series A, Callable 07/01/12 @ 103 (RB) 7.500%, 07/01/33	$2,500	$2,949
Shelby County Health, Educational & Housing Facilities Board Methodist Healthcare, Escrowed to Maturity, Callable 09/01/12 @ 100 (RB) 6.500%, 09/01/21 (c)	1,125	1,317
Shelby County Health, Educational & Housing Facilities Board Methodist Healthcare, Pre-refunded 09/01/12 @ 100 (RB) 6.500%, 09/01/21 (b)	1,875	2,204
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Callable 09/01/12 @ 101 (RB) 6.250%, 09/01/32	5,500	5,852
		12,322
Texas – 15.4%
Abilene Health Facilities Development, Sears Methodist Retirement Project, Callable 05/15/09 @ 101 (RB) 5.875%, 11/15/18	500	503
6.000%, 11/15/29	2,000	1,914
Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A, Callable 11/15/08 @ 101 (RB) 5.875%, 11/15/18	2,500	2,513
Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A, Callable 11/15/13 @ 101 (RB) 7.000%, 11/15/33	4,000	4,182
Bexar County Housing Finance Authority, American Opportunity Housing, Series A, Callable 01/01/11 @ 102 (MBIA) (RB) 5.800%, 01/01/31	2,000	2,074
Brazos River Authority PCR-Texas Utility Company, Callable 04/01/13 @ 101 (AMT) (RB) 7.700%, 04/01/33	2,500	2,946
Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/12 @ 100 (AMT) (RB) 5.700%, 05/15/33	2,500	2,714
Crawford Education Facilities, University of St. Thomas Project, Callable 10/01/12 @ 100 (RB) 5.250%, 10/01/22	1,300	1,317
5.375%, 10/01/27	1,750	1,782
Cypress-Fairbanks Independent School District, Callable 02/15/10 @ 100 (PSFG) (GO) 5.500%, 02/15/18	5,000	5,478
Fort Bend Independent School District, Pre-refunded 02/15/05 @ 100 (PSFG) (GO) 5.000%, 02/15/14 (b)	500	544
Harris County Health Facilities Development, Memorial Hospital Systems Project, Series A, Callable 06/01/07 @ 102 (MBIA) (RB) 5.500%, 06/01/17	8,000	8,481
Laredo Independent School District (PSFG) (GO) 6.750%, 08/01/09	2,290	2,599

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Red River Authority Sewer & Solidwaste Disposal Excel Corporation Project, Callable 02/01/12 @ 101 (AMT) (RB) 6.100%, 02/01/22	$3,775	$3,953
Remington Municipal Utility District #1, Series A, Callable 09/01/08 @ 100 (RAAI) (GO) 5.800%, 09/01/25	1,000	1,064
Richardson Hospital Authority Richardson Regional Hospital, Callable 12/01/13 @ 100 (RB) 6.000%, 12/01/34	9,500	9,807
San Antonio Independent School District, Callable 08/15/08 @ 100 (PSFG) (GO) 5.125%, 08/15/14	6,000	6,397
Spring Branch Independent School District, Callable 02/01/10 @ 100 (PSFG) (GO) 5.750%, 02/01/25	2,400	2,646
Texas Employment Commission, Callable 07/15/05 @ 100 (MLO) (COP) 8.300%, 08/01/05	45	46
8.350%, 02/01/06	20	20
8.350%, 08/01/06	50	51
8.400%, 08/01/07	25	25
8.450%, 08/01/08	55	56
Texas Employment Commission, Emnora Lane Project (MLO) (COP) 7.900%, 05/01/05	25	25
7.900%, 11/01/05	25	25
8.000%, 11/01/06	30	30
8.050%, 05/01/07	20	20
Texas State, Water Development, Callable 08/01/06 @ 100 (GO) 5.400%, 08/01/21	6,750	6,945
Texas Water Development Board, Series A, Callable 07/15/06 @ 100 (RB) 5.500%, 07/15/10	2,500	2,585
		70,742
Utah – 0.3%
Intermountain Power Agency, Utah Power Supply, Series A (AMBAC) (RB) 6.500%, 07/01/11	365	422
Intermountain Power Agency, Utah Power Supply, Series A, Escrowed to Maturity (AMBAC) (RB) 6.500%, 07/01/11 (c)	635	738
		1,160
Virginia – 0.2%
Arlington County Industrial Development Authority, Berkeley Apartments, Callable 12/01/10 @ 102 (AMT) (FNMA) (RB) 5.850%, 12/01/20	1,000	1,080
Washington – 6.5%
Energy Northwest, Washington Wind Project, Pre-refunded 01/01/07 @ 103 (RB) 5.600%, 07/01/15 (b)	4,640	4,974
King County, Series F, Callable 12/01/07 @ 100 (GO) 5.125%, 12/01/14	5,000	5,230
King County School District #415, Callable 12/01/07 @ 100 (MBIA) (GO) 5.350%, 12/01/16	4,050	4,260

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Snohomish County Public Utilities District #1, Escrowed to Maturity, Callable 10/01/05 @ 100 (RB) 6.750%, 01/01/12 (c)	$1,000	$1,134
Washington State, Series C, Callable 01/01/07 @ 100 (GO) 5.500%, 01/01/17	4,190	4,347
Washington State Motor Vehicle Fuel Tax, Series D, Callable 01/01/07 @ 100 (FGIC) (GO) 5.375%, 01/01/22	8,000	8,255
Washington State Public Power Supply System, Nuclear Project #3, Series A, Callable 07/01/07 @ 102 (FSA) (RB) 5.250%, 07/01/16	1,000	1,059
Washington State Public Power Supply System, Nuclear Project #3, Series B (RB) 7.125%, 07/01/16	600	750
		30,009
Wisconsin – 4.8%
Amery, Apple River Hospital Project, Callable 06/01/08 @ 100 (RB) 5.700%, 06/01/13	1,440	1,475
Wisconsin State, Series C, Pre-refunded 05/01/07 @ 100 (FGIC) (GO) 5.500%, 05/01/10 (b)	2,095	2,205
Wisconsin State Health & Educational Facilities Authority, Attic Angel Obligation Group, Callable 11/15/08 @ 102 (RB) 5.750%, 11/15/27	1,000	932
Wisconsin State Health & Educational Facilities Authority, Beaver Dam Community Hospitals, Series A, Callable 08/15/14 @ 100 (RB) 6.750%, 08/15/34	1,000	1,025
Wisconsin State Health & Educational Facilities Authority, Beloit Memorial Hospital, Callable until 06/30/05 @ 101 (RB) 5.800%, 07/01/09	555	557
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project, Callable 12/01/11 @ 100 (RB) 6.000%, 12/01/24	1,000	993
Wisconsin State Health & Educational Facilities Authority, Franciscan Skemp Medical Center, Callable 11/15/05 @ 102 (RB) 6.125%, 11/15/15	1,000	1,038
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B, Callable 02/15/12 @ 100 (RB) 6.000%, 02/15/25	3,500	3,655
Wisconsin State Health & Educational Facilities Authority, Meriter Hospital, Callable 12/01/06 @ 102 (MBIA) (RB) 6.000%, 12/01/17	2,000	2,126
Wisconsin State Health & Educational Facilities Authority, New Castle Place Project, Series A, Callable 12/01/11 @ 101 (RB) 7.000%, 12/01/31	2,000	2,021
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A, Callable 04/01/14 @ 100 (RB) 6.250%, 04/01/34	2,000	1,950

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Tax Free Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Wisconsin State Health & Educational Facilities Authority, Synergy Health, Callable 08/15/13 @ 100 (RB) 6.000%, 11/15/23	$1,500	$1,594
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services, Callable 02/15/12 @ 100 (RB) 5.750%, 08/15/30	2,500	2,630
		22,201
Wyoming – 0.8%
Teton County Hospital District, St. John's Medical Center, Callable 06/01/12 @ 101 (RB) 6.750%, 12/01/22	2,100	2,143
6.750%, 12/01/27	1,500	1,512
		3,655
Total Municipal Bonds (Cost $420,599)		447,087
Affiliated Money Market Fund – 2.6%
First American Tax Free Obligations Fund, Cl Z (f)	12,117,417	12,117
Total Affiliated Money Market Fund (Cost $12,117)		12,117
Total Investments – 100.0% (Cost $432,716)		459,204
Other Assets and Liabilities, Net – (0.0)%		(74)
Total Net Assets – 100.0%		$459,130

(a)  The rate shown is the effective yield at the time of purchase.

(b)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(c)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(d)  Security purchased on a when-issued basis. On March 31, 2005, the total cost of investments purchased on a when-issued basis was $4,924,270 or 1.1% of total net assets. See note 2 in Notes to Financial Statements.

(e)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2005.

(f)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2005, the aggregate market value of securities subject to the AMT was $36,763,394, which represents 8.0% of net assets.

Cl – Class

CLE – Connie Lee Insurance Company

CMI – California Mortgage Insurance Program

COMGTY – Commonwealth Guaranty

COP – Certificate of Participation

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Authority

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GNMA – Government National Mortgage Association

GO – General Obligation

GTY – Guaranty

Tax Free Fund (concluded)

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

MQSBLF – Michigan Qualified School Board Loan Fund Program

PSFG – Permanent School Fund Guarantee

RAAI – Radian Asset Assurance Inc.

RB – Revenue Bond

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Assets and Liabilities March 31, 2005 (unaudited), in thousands, except per share data

	Arizona Tax Free Fund	California Intermediate Tax Free Fund	California Tax Free Fund	Colorado Intermediate Tax Free Fund	Colorado Tax Free Fund	Intermediate Tax Free Fund	Minnesota Intermediate Tax Free Fund	Minnesota Tax Free Fund	Missouri Tax Free Fund	Nebraska Tax Free Fund	Ohio Tax Free Fund	Oregon Intermediate Tax Free Fund	Short Tax Free Fund	Tax Free Fund
ASSETS:
Investments in unaffiliated securities, at value*	$21,310	$52,813	$28,200	$49,245	$20,498	$650,796	$235,727	$161,899	$174,490	$36,332	$41,588	$136,993	$389,993	$447,087
Investments in affiliated money market fund, at value**	-	-	-	881	-	1,504	-	-	3,564	2,928	-	2,116	-	12,117
Cash	-	-	-	-	-	-	-	-	-	-	-	-	101	-
Receivable for dividends and interest	273	599	305	600	273	8,188	2,663	2,165	2,170	491	595	1,866	4,970	6,495
Receivable for investment securities sold	-	1,513	-	-	795	2,988	-	-	-	-	-	-	-	-
Receivable for capital shares sold	-	115	-	250	-	410	58	59	348	107	-	101	171	90
Prepaid expenses and other assets	5	4	7	4	7	20	7	9	7	7	7	6	17	25
Total assets	21,588	55,044	28,512	50,980	21,573	663,906	238,455	164,132	180,579	39,865	42,190	141,082	395,252	465,814
LIABILITIES:
Bank overdraft	-	-	-	-	592	-	-	-	-	-	-	-	-	-
Payable for investment securities purchased	-	2,653	500	-	-	6,564	1,097	-	1,544	1,719	-	2,229	-	5,874
Payable for capital shares redeemed	5	4	-	71	6	818	250	20	19	56	-	58	1,079	514
Payable for advisory, co-administration, and custodian fees	6	29	11	29	8	398	143	97	104	15	17	79	211	274
Payable for distribution and shareholder servicing fees	3	1	3	2	4	5	4	23	6	2	-	1	1	10
Accrued expenses and other liabilities	2	3	2	3	3	16	9	7	7	2	3	7	11	12
Total liabilities	16	2,690	516	105	613	7,801	1,503	147	1,680	1,794	20	2,374	1,302	6,684
Net assets	$21,572	$52,354	$27,996	$50,875	$20,960	$656,105	$236,952	$163,985	$178,899	$38,071	$42,170	$138,708	$393,950	$459,130
COMPOSITION OF NET ASSETS:
Portfolio capital	$20,105	$50,110	$26,430	$48,137	$18,950	$622,961	$226,917	$155,728	$171,007	$36,670	$41,247	$133,409	$394,436	$432,595
Undistributed (distribution in excess of) net investment income	20	3	7	(4)	36	184	153	164	38	39	18	-	200	109
Accumulated net realized gain (loss) on investments	(2)	39	-	132	228	99	603	(1)	524	3	12	479	(363)	(62)
Net unrealized appreciation (depreciation) of investments	1,449	2,202	1,559	2,610	1,746	32,861	9,279	8,094	7,330	1,359	893	4,820	(323)	26,488
Net assets	$21,572	$52,354	$27,996	$50,875	$20,960	$656,105	$236,952	$163,985	$178,899	$38,071	$42,170	$138,708	$393,950	$459,130
* Investments in unaffiliated securities, at cost	$19,861	$50,611	$26,641	$46,635	$18,752	$617,935	$226,448	$153,805	$167,160	$34,973	$40,695	$132,173	$390,316	$420,599
** Investments in affiliated money market fund, at cost	$-	$-	$-	$881	$-	$1,504	$-	$-	$3,564	$2,928	$-	$2,116	$-	$12,117
Class A:
Net assets	$9,389	$4,055	$8,859	$15,376	$8,863	$33,493	$33,493	$108,939	$27,603	$6,181	$1,055	$8,259	$5,357	$38,046
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	843	393	794	1,440	790	3,080	3,311	9,811	2,290	588	102	823	547	3,465
Net asset value and redemption price per share	$11.13	$10.31	$11.15	$10.68	$11.22	$10.87	$10.11	$11.10	$12.06	$10.51	$10.30	$10.04	$9.80	$10.98
Maximum offering price per share (1)	$11.62	$10.55	$11.64	$10.93	$11.72	$11.12	$10.34	$11.59	$12.60	$10.98	$10.76	$10.27	$10.03	$11.47
Class C:
Net assets	$1,579	-	$1,342	-	$3,803	-	-	$9,766	$188	$1,740	$123	-	-	$2,700
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	142	-	121	-	340	-	-	883	16	167	12	-	-	247
Net asset value, offering price, and redemption price per share (2)	$11.12	-	$11.16	-	$11.20	-	-	$11.06	$12.03	$10.43	$10.20	-	-	$10.93
Class Y:
Net assets	$10,604	$48,299	$17,795	$35,499	$8,294	$622,612	$203,459	$45,280	$151,108	$30,150	$40,992	$130,449	$388,593	$418,384
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	952	4,676	1,595	3,332	738	57,353	20,210	4,083	12,528	2,869	3,976	12,995	39,658	38,070
Net asset value, offering price, and redemption price per share	$11.14	$10.33	$11.16	$10.65	$11.23	$10.86	$10.07	$11.09	$12.06	$10.51	$10.31	$10.04	$9.80	$10.99

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see note 1 in
Notes to Financial Statements.

  (2)  Class C has a contigent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Operations For the six months ended March 31, 2005 (unaudited), in thousands

	Arizona Tax Free Fund	California Intermediate Tax Free Fund	California Tax Free Fund	Colorado Intermediate Tax Free Fund	Colorado Tax Free Fund	Intermediate Tax Free Fund	Minnesota Intermediate Tax Free Fund	Minnesota Tax Free Fund	Missouri Tax Free Fund	Nebraska Tax Free Fund	Ohio Tax Free Fund	Oregon Intermediate Tax Free Fund	Short Tax Free Fund	Tax Free Fund
INVESTMENT INCOME:
Interest from unaffiliated securities	$521	$1,162	$640	$1,199	$577	$15,978	$5,676	$4,127	$4,146	$845	$864	$3,175	$6,444	$11,802
Dividends from affiliated money market fund	-	-	-	7	2	51	-	-	13	8	-	6	85	39
Total investment income	521	1,162	640	1,206	579	16,029	5,676	4,127	4,159	853	864	3,181	6,529	11,841
EXPENSES:
Investment advisory fees	53	128	68	129	58	1,656	615	417	450	94	105	358	1,030	1,148
Co-administration fees and expenses (including transfer agent fees)	30	70	39	71	33	908	337	227	245	53	58	195	568	627
Custodian fees	1	3	1	2	1	33	12	8	9	2	2	7	21	23
Directors' fees	-	1	-	1	-	8	3	2	2	-	-	2	5	6
Registration fees	5	2	3	2	3	-	2	5	5	3	2	2	12	17
Professional fees	6	7	6	7	6	28	15	13	13	6	7	12	21	22
Printing	-	-	-	1	-	8	3	2	2	-	-	2	5	5
Other	-	1	-	1	-	21	3	2	3	1	1	2	6	6
Distribution and shareholder servicing fees – Class A	12	5	12	18	13	44	44	141	34	7	1	11	8	49
Distribution and shareholder servicing fees – Class C	8	-	7	-	19	-	-	50	1	10	1	-	-	14
Total expenses	115	217	136	232	133	2,706	1,034	867	764	176	177	591	1,676	1,917
Less: Fee waivers	(45)	(35)	(52)	(41)	(50)	(361)	(147)	(110)	(99)	(68)	(71)	(83)	(435)	(251)
Total net expenses	70	182	84	191	83	2,345	887	757	665	108	106	508	1,241	1,666
Investment income – net	451	980	556	1,015	496	13,684	4,789	3,370	3,494	745	758	2,673	5,288	10,175
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET
Net realized gain (loss) on investments	(2)	40	1	132	228	864	608	-	547	7	29	513	(125)	79
Net change in unrealized appreciation or depreciation of investments	(289)	(870)	(341)	(1,292)	(632)	(14,902)	(5,221)	(1,140)	(3,437)	(526)	(746)	(3,608)	(6,493)	(3,967)
Net loss on investments	(291)	(830)	(340)	(1,160)	(404)	(14,038)	(4,613)	(1,140)	(2,890)	(519)	(717)	(3,095)	(6,618)	(3,888)
Net increase (decrease) in net assets resulting from operations	$160	$150	$216	$(145)	$92	$(354)	$176	$2,230	$604	$226	$41	$(422)	$(1,330)	$6,287

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Changes in Net Assets in thousands

	Arizona Tax Free Fund		California Intermediate Tax Free Fund		California Tax Free Fund		Colorado Intermediate Tax Free Fund		Colorado Tax Free Fund		Intermediate Tax Free Fund		Minnesota Intermediate Tax Free Fund
	10/01/04 to 03/31/05	10/01/03 to 09/30/04	10/01/04 to 03/31/05	10/01/03 to 09/30/04	10/01/04 to 03/31/05	10/01/03 to 09/30/04	10/01/04 to 03/31/05	10/01/03 to 09/30/04	10/01/04 to 03/31/05	10/01/03 to 09/30/04	10/01/04 to 03/31/05	10/01/03 to 09/30/04	10/01/04 to 03/31/05	10/01/03 to 09/30/04
	(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS:
Investment income – net	$451	$902	$980	$1,910	$556	$1,130	$1,015	$2,441	$496	$1,086	$13,684	$29,117	$4,789	$10,291
Net realized gain (loss) on investments	(2)	230	40	358	1	274	132	631	228	177	864	3,586	608	796
Net change in unrealized appreciation or depreciation of investments	(289)	17	(870)	(628)	(341)	(104)	(1,292)	(1,415)	(632)	(145)	(14,902)	(11,098)	(5,221)	(3,173)
Net increase (decrease) in net assets resulting from operations	160	1,149	150	1,640	216	1,300	(145)	1,657	92	1,118	(354)	21,605	176	7,914
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(208)	(413)	(69)	(154)	(188)	(415)	(304)	(660)	(223)	(515)	(729)	(1,374)	(656)	(1,251)
Class C	(32)	(60)	-	-	(24)	(43)	-	-	(79)	(152)	-	-	-	-
Class Y	(235)	(414)	(920)	(1,780)	(361)	(681)	(811)	(1,748)	(220)	(431)	(13,517)	(27,568)	(4,076)	(9,017)
Net realized gain on investments:
Class A	(99)	(50)	(25)	(13)	(89)	(84)	(44)	-	(77)	(90)	(194)	(38)	(114)	(59)
Class C	(18)	(8)	-	-	(13)	(9)	-	-	(30)	(29)	-	-	-	-
Class Y	(113)	(41)	(332)	(141)	(149)	(117)	(124)	-	(70)	(68)	(3,485)	(799)	(683)	(444)
Total distributions	(705)	(986)	(1,346)	(2,088)	(824)	(1,349)	(1,283)	(2,408)	(699)	(1,285)	(17,925)	(29,779)	(5,529)	(10,771)
CAPITAL SHARE TRANSACTIONS (1):
Class A:
Proceeds from sales	1,029	1,820	786	1,820	268	1,756	2,705	2,059	220	879	4,199	15,334	3,204	13,308
Reinvestment of distributions	254	397	69	128	227	413	251	471	259	542	743	1,138	574	940
Payments for redemptions	(661)	(5,214)	(92)	(2,787)	(952)	(3,770)	(1,130)	(10,910)	(1,957)	(4,575)	(5,756)	(14,985)	(4,567)	(9,940)
Increase (decrease) in net assets from Class A transactions	622	(2,997)	763	(839)	(457)	(1,601)	1,826	(8,380)	(1,478)	(3,154)	(814)	1,487	(789)	4,308
Class C:
Proceeds from sales	177	372	-	-	60	577	-	-	409	273	-	-	-	-
Reinvestment of distributions	40	50	-	-	36	49	-	-	103	172	-	-	-	-
Payments for redemptions	(184)	(698)	-	-	(18)	(439)	-	-	(393)	(924)	-	-	-	-
Increase (decrease) in net assets from Class C transactions	33	(276)	-	-	78	187	-	-	119	(479)	-	-	-	-
Class Y:
Proceeds from sales	1,492	2,320	3,349	8,208	3,667	4,068	4,181	2,159	734	1,223	54,534	98,239	8,283	21,189
Reinvestment of distributions	45	27	68	29	24	22	44	8	10	13	2,562	2,319	193	333
Payments for redemptions	(191)	(2,150)	(964)	(5,478)	(1,562)	(3,260)	(5,465)	(11,728)	(1,642)	(1,255)	(54,535)	(152,459)	(17,335)	(41,022)
Increase (decrease) in net assets from Class Y transactions	1,346	197	2,453	2,759	2,129	830	(1,240)	(9,561)	(898)	(19)	2,561	(51,901)	(8,859)	(19,500)
Increase (decrease) in net assets from capital share transactions	2,001	(3,076)	3,216	1,920	1,750	(584)	586	(17,941)	(2,257)	(3,652)	1,747	(50,414)	(9,648)	(15,192)
Total increase (decrease) in net assets	1,456	(2,913)	2,020	1,472	1,142	(633)	(842)	(18,692)	(2,864)	(3,819)	(16,532)	(58,588)	(15,001)	(18,049)
Net assets at beginning of period	20,116	23,029	50,334	48,862	26,854	27,487	51,717	70,409	23,824	27,643	672,637	731,225	251,953	270,002
Net assets at end of period	$21,572	$20,116	$52,354	$50,334	$27,996	$26,854	$50,875	$51,717	$20,960	$23,824	$656,105	$672,637	$236,952	$251,953
Undistributed (distributions in excess of) net investment income at end of period	$20	$44	$3	$12	$7	$24	$(4)	$96	$36	$62	$184	$746	$153	$96

  (1)  See note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Changes in Net Assets in thousands

	Minnesota Tax Free Fund		Missouri Tax Free Fund		Nebraska Tax Free Fund		Ohio Tax Free Fund		Oregon Intermediate Tax Free Fund		Short Tax Free Fund		Tax Free Fund
	10/01/04 to 03/31/05	10/01/03 to 09/30/04	10/01/04 to 03/31/05	10/01/03 to 09/30/04	10/01/04 to 03/31/05	10/01/03 to 09/30/04	10/01/04 to 03/31/05	10/01/03 to 09/30/04	10/01/04 to 03/31/05	10/01/03 to 09/30/04	10/01/04 to 03/31/05	10/01/03 to 09/30/04	10/01/04 to 03/31/05	10/01/03 to 09/30/04
	(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS:
Investment income – net	$3,370	$6,945	$3,494	$7,270	$745	$1,416	$758	$1,477	$2,673	$5,538	$5,288	$11,631	$10,175	$21,168
Net realized gain (loss) on investments	-	851	547	913	7	(5)	29	115	513	530	(125)	(238)	79	4,298
Net change in unrealized appreciation or depreciation of investments	(1,140)	(1,049)	(3,437)	(1,413)	(526)	91	(746)	120	(3,608)	(1,354)	(6,493)	(6,917)	(3,967)	(4,320)
Net increase (decrease) in net assets resulting from operations	2,230	6,747	604	6,770	226	1,502	41	1,712	(422)	4,714	(1,330)	4,476	6,287	21,146
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(2,232)	(4,878)	(510)	(1,014)	(114)	(178)	(18)	(38)	(156)	(324)	(82)	(170)	(826)	(1,741)
Class C	(180)	(421)	(3)	(8)	(35)	(60)	(2)	(7)	-	-	-	-	(53)	(142)
Class Y	(935)	(1,970)	(3,030)	(6,239)	(622)	(1,153)	(761)	(1,393)	(2,539)	(5,228)	(5,319)	(11,193)	(9,273)	(19,659)
Net realized gain on investments:
Class A	(553)	(947)	(139)	(75)	-	(17)	(3)	(8)	(30)	(66)	-	(44)	(379)	(405)
Class C	(49)	(93)	(1)	(1)	-	(6)	-	(2)	-	-	-	-	(28)	(46)
Class Y	(210)	(358)	(783)	(437)	-	(99)	(130)	(358)	(481)	(1,095)	-	(2,391)	(4,002)	(4,411)
Total distributions	(4,159)	(8,667)	(4,466)	(7,774)	(771)	(1,513)	(914)	(1,806)	(3,206)	(6,713)	(5,401)	(13,798)	(14,561)	(26,404)
CAPITAL SHARE TRANSACTIONS (1):
Class A:
Proceeds from sales	3,592	7,430	1,388	3,852	1,623	1,430	224	810	753	2,426	1,546	3,312	1,641	8,839
Reinvestment of distributions	2,246	5,356	357	564	55	120	14	20	118	244	66	164	1,013	1,855
Payments for redemptions	(10,595)	(22,419)	(666)	(5,313)	(332)	(1,516)	(359)	(469)	(1,095)	(2,041)	(2,471)	(3,434)	(4,068)	(12,976)
Increase (decrease) in net assets from Class A transactions	(4,757)	(9,633)	1,079	(897)	1,346	34	(121)	361	(224)	629	(859)	42	(1,414)	(2,282)
Class C:
Proceeds from sales	331	854	2	2	201	547	60	112	-	-	-	-	211	462
Reinvestment of distributions	216	480	5	8	26	49	-	2	-	-	-	-	77	181
Payments for redemptions	(1,054)	(2,766)	(32)	(70)	(320)	(389)	(55)	(206)	-	-	-	-	(219)	(2,823)
Increase (decrease) in net assets from Class C transactions	(507)	(1,432)	(25)	(60)	(93)	207	5	(92)	-	-	-	-	69	(2,180)
Class Y:
Proceeds from sales	5,246	6,064	11,017	15,823	3,615	4,887	5,415	5,782	6,990	17,962	49,388	163,207	32,227	44,937
Reinvestment of distributions	123	239	215	269	44	63	131	263	336	779	317	3,494	697	1,184
Payments for redemptions	(2,459)	(10,775)	(9,533)	(30,637)	(2,804)	(3,318)	(2,947)	(6,189)	(11,335)	(25,235)	(73,853)	(135,099)	(23,664)	(85,368)
Increase (decrease) in net assets from Class Y transactions	2,910	(4,472)	1,699	(14,545)	855	1,632	2,599	(144)	(4,009)	(6,494)	(24,148)	31,602	9,260	(39,247)
Increase (decrease) in net assets from capital share transactions	(2,354)	(15,537)	2,753	(15,502)	2,108	1,873	2,483	125	(4,233)	(5,865)	(25,007)	31,644	7,915	(43,709)
Total increase (decrease) in net assets	(4,283)	(17,457)	(1,109)	(16,506)	1,563	1,862	1,610	31	(7,861)	(7,864)	(31,738)	22,322	(359)	(48,967)
Net assets at beginning of period	168,268	185,725	180,008	196,514	36,508	34,646	40,560	40,529	146,569	154,433	425,688	403,366	459,489	508,456
Net assets at end of period	$163,985	$168,268	$178,899	$180,008	$38,071	$36,508	$42,170	$40,560	$138,708	$146,569	$393,950	$425,688	$459,130	$459,489
Undistributed net investment income at end of period	$164	$141	$38	$87	$39	$65	$18	$41	$-	$22	$200	$313	$109	$86

  (1)  See note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (3)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Arizona Tax Free Fund
Class A
2005	(1)	$11.42	$0.23	$(0.14)	$(0.25)	$(0.13)	$11.13	0.75%	$9,389	0.75%	4.19%	1.15%	3.79%	2%
2004		11.33	0.49	0.12	(0.47)	(0.05)	11.42	5.50	9,008	0.75	4.16	1.12	3.79	21
2003		11.41	0.46	(0.06)	(0.45)	(0.03)	11.33	3.61	11,928	0.75	4.03	1.09	3.69	37
2002		10.99	0.48	0.44	(0.48)	(0.02)	11.41	8.69	12,413	0.75	4.40	1.37	3.78	30
2001		10.45	0.55	0.53	(0.54)	-	10.99	10.50	13,971	0.25	5.10	1.45	3.90	19
2000	(2)	10.00	0.36	0.45	(0.36)	-	10.45	8.21	9,668	0.25	5.31	1.80	3.76	27
Class C
2005	(1)	$11.41	$0.21	$(0.14)	$(0.23)	$(0.13)	$11.12	0.55%	$1,579	1.15%	3.79%	1.90%	3.04%	2%
2004		11.31	0.43	0.14	(0.42)	(0.05)	11.41	5.17	1,588	1.15	3.76	1.87	3.04	21
2003		11.40	0.42	(0.08)	(0.40)	(0.03)	11.31	3.10	1,857	1.15	3.63	1.84	2.94	37
2002		10.98	0.44	0.44	(0.44)	(0.02)	11.40	8.28	2,910	1.15	4.00	2.12	3.03	30
2001		10.44	0.53	0.51	(0.50)	-	10.98	10.15	2,003	0.65	4.66	1.84	3.47	19
2000	(2)	10.00	0.34	0.44	(0.34)	-	10.44	7.88	22	0.65	4.95	2.72	2.88	27
Class Y
2005	(1)	$11.43	$0.25	$(0.15)	$(0.26)	$(0.13)	$11.14	0.87%	$10,604	0.50%	4.45%	0.90%	4.05%	2%
2004		11.33	0.50	0.15	(0.50)	(0.05)	11.43	5.85	9,520	0.50	4.42	0.87	4.05	21
2003		11.41	0.48	(0.06)	(0.47)	(0.03)	11.33	3.86	9,244	0.50	4.28	0.84	3.94	37
2002		10.99	0.51	0.44	(0.51)	(0.02)	11.41	8.95	10,656	0.50	4.64	1.12	4.02	30
2001		10.45	0.57	0.53	(0.56)	-	10.99	10.76	5,822	-	5.33	1.19	4.14	19
2000	(2)	10.00	0.37	0.45	(0.37)	-	10.45	8.36	2,670	-	5.53	1.53	4.00	27
California Intermediate Tax Free Fund
Class A
2005	(1)	$10.55	$0.19	$(0.16)	$(0.19)	$(0.08)	$10.31	0.25%	$4,055	0.85%	3.68%	1.08%	3.45%	10%
2004		10.64	0.40	(0.05)	(0.41)	(0.03)	10.55	3.36	3,381	0.85	3.78	1.06	3.57	20
2003		10.80	0.41	(0.14)	(0.41)	(0.02)	10.64	2.58	4,262	0.85	3.86	1.06	3.65	17
2002		10.41	0.42	0.39	(0.42)	-	10.80	8.01	4,870	0.85	4.01	1.14	3.72	23
2001		10.02	0.44	0.39	(0.44)	-	10.41	8.41	3,392	0.70	4.25	1.21	3.74	12
2000		9.89	0.43	0.13	(0.43)	-	10.02	5.84	2,344	0.70	4.35	1.18	3.87	23
Class Y
2005	(1)	$10.57	$0.20	$(0.16)	$(0.20)	$(0.08)	$10.33	0.32%	$48,299	0.70%	3.83%	0.83%	3.70%	10%
2004		10.66	0.41	(0.05)	(0.42)	(0.03)	10.57	3.51	46,953	0.70	3.93	0.81	3.82	20
2003		10.81	0.43	(0.14)	(0.42)	(0.02)	10.66	2.83	44,600	0.70	4.02	0.81	3.91	17
2002		10.43	0.43	0.38	(0.43)	-	10.81	8.05	45,212	0.70	4.16	0.89	3.97	23
2001		10.04	0.44	0.39	(0.44)	-	10.43	8.39	43,647	0.70	4.26	0.96	4.00	12
2000		9.89	0.43	0.15	(0.43)	-	10.04	6.05	43,262	0.70	4.36	0.93	4.13	23
California Tax Free Fund
Class A
2005 (1) $11.40		$0.22	$(0.14)	$(	0.22)	$(0.11)	$11.15	0.73%	$8,859	0.75%	3.93%	1.11%	3.57%	1%
2004		11.40	0.46	0.08	(0.46)	(0.08)	11.40	4.93	9,513	0.75	4.03	1.09	3.69	16
2003		11.63	0.47	(0.16)	(0.47)	(0.07)	11.40	2.85	11,143	0.75	4.16	1.08	3.83	20
2002		11.17	0.48	0.50	(0.47)	(0.05)	11.63	9.10	12,954	0.75	4.26	1.31	3.70	33
2001		10.66	0.52	0.50	(0.51)	-	11.17	9.73	18,139	0.25	4.75	1.35	3.65	19
2000	(2)	10.00	0.35	0.66	(0.35)	-	10.66	10.23	6,029	0.25	5.20	1.85	3.60	12
Class C
2005	(1)	$11.41	$0.20	$(0.14)	$(0.20)	$(0.11)	$11.16	0.53%	$1,342	1.15%	3.53%	1.86%	2.82%	1%
2004		11.41	0.41	0.09	(0.42)	(0.08)	11.41	4.52	1,294	1.15	3.65	1.84	2.96	16
2003		11.64	0.43	(0.16)	(0.43)	(0.07)	11.41	2.45	1,101	1.15	3.75	1.83	3.07	20
2002		11.18	0.42	0.52	(0.43)	(0.05)	11.64	8.69	1,115	1.15	3.86	2.06	2.95	33
2001		10.66	0.47	0.51	(0.46)	-	11.18	9.42	647	0.65	4.38	1.75	3.28	19
2000	(2)	10.00	0.32	0.66	(0.32)	-	10.66	9.95	34	0.65	5.12	2.25	3.52	12
Class Y
2005	(1)	$11.40	$0.24	$(0.13)	$(0.24)	$(0.11)	$11.16	0.95%	$17,795	0.50%	4.18%	0.86%	3.82%	1%
2004		11.40	0.48	0.09	(0.49)	(0.08)	11.40	5.19	16,047	0.50	4.29	0.84	3.95	16
2003		11.63	0.49	(0.15)	(0.50)	(0.07)	11.40	3.11	15,243	0.50	4.40	0.83	4.07	20
2002		11.17	0.49	0.52	(0.50)	(0.05)	11.63	9.36	11,853	0.50	4.51	1.06	3.95	33
2001		10.66	0.54	0.50	(0.53)	-	11.17	9.99	6,726	-	5.00	1.10	3.90	19
2000	(2)	10.00	0.37	0.65	(0.36)	-	10.66	10.38	4,766	-	5.42	1.59	3.83	12

  (1)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (2)  Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Net Asset Value End of Period	Total Return (3)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Colorado Intermediate Tax Free Fund
Class A
2005	(1)	$10.98	$0.21	$(0.25)	$(0.23)	$(0.03)	$-	$10.68	(0.36)%	$15,376	0.85%	3.83%	1.08%	3.60%	5%
2004		11.08	0.45	(0.11)	(0.44)	-	-	10.98	3.12	13,969	0.85	4.00	1.06	3.79	4
2003		11.12	0.41	(0.02)	(0.43)	-	-	11.08	3.64	22,555	0.85	3.79	1.06	3.58	14
2002		10.79	0.47	0.32	(0.46)	-	-	11.12	7.56	15,244	0.85	4.48	1.11	4.22	15
2001		10.28	0.46	0.52	(0.47)	-	-	10.79	9.75	8,320	0.70	4.55	1.34	3.91	24
2000		10.32	0.48	(0.04)	(0.48)	-	-	10.28	4.40	3,485	0.70	4.66	1.25	4.11	42
Class Y
2005	(1)	$10.95	$0.22	$(0.25)	$(0.24)	$(0.03)	$-	$10.65	(0.29)%	$35,499	0.70%	3.99%	0.83%	3.86%	5%
2004		11.05	0.46	(0.11)	(0.45)	-	-	10.95	3.29	37,748	0.70	4.15	0.81	4.04	4
2003		11.10	0.43	(0.03)	(0.45)	-	-	11.05	3.71	47,854	0.70	3.94	0.81	3.83	14
2002		10.76	0.49	0.33	(0.48)	-	-	11.10	7.83	48,398	0.70	4.60	0.86	4.44	15
2001		10.26	0.48	0.49	(0.47)	-	-	10.76	9.67	47,907	0.70	4.58	1.09	4.19	24
2000		10.29	0.48	(0.03)	(0.48)	-	-	10.26	4.51	52,885	0.70	4.66	1.00	4.36	42
Colorado Tax Free Fund
Class A
2005	(1)	$11.52	$0.25	$(0.21)	$(0.25)	$(0.09)	$-	$11.22	0.35%	$8,863	0.75%	4.27%	1.13%	3.89%	8%
2004		11.57	0.51	0.02	(0.50)	(0.08)	-	11.52	4.71	10,598	0.75	4.25	1.09	3.91	12
2003		11.65	0.50	(0.10)	(0.48)	-	-	11.57	3.53	13,843	0.75	4.23	1.07	3.91	14
2002		11.09	0.48	0.56	(0.47)	(0.01)	-	11.65	9.72	19,633	0.75	4.32	1.30	3.77	22
2001		10.42	0.54	0.66	(0.53)	-	-	11.09	11.78	20,550	0.25	5.03	1.42	3.86	23
2000	(2)	10.00	0.35	0.42	(0.35)	-	-	10.42	7.80	8,068	0.25	5.28	1.80	3.73	36
Class C
2005	(1)	$11.50	$0.22	$(0.20)	$(0.23)	$(0.09)	$-	$11.20	0.15%	$3,803	1.15%	3.87%	1.88%	3.14%	8%
2004		11.56	0.44	0.03	(0.45)	(0.08)	-	11.50	4.21	3,787	1.15	3.85	1.84	3.16	12
2003		11.63	0.44	(0.08)	(0.43)	-	-	11.56	3.23	4,284	1.15	3.83	1.82	3.16	14
2002		11.08	0.44	0.56	(0.44)	(0.01)	-	11.63	9.23	3,705	1.15	3.95	2.05	3.05	22
2001		10.41	0.49	0.67	(0.49)	-	-	11.08	11.41	1,698	0.65	4.61	1.82	3.44	23
2000	(2)	10.00	0.34	0.41	(0.34)	-	-	10.41	7.52	156	0.65	4.92	2.58	2.99	36
Class Y
2005	(1)	$11.53	$0.26	$(0.20)	$(0.27)	$(0.09)	$-	$11.23	0.47%	$8,294	0.50%	4.52%	0.88%	4.14%	8%
2004		11.59	0.52	0.03	(0.53)	(0.08)	-	11.53	4.87	9,439	0.50	4.51	0.84	4.17	12
2003		11.67	0.51	(0.09)	(0.50)	-	-	11.59	3.78	9,516	0.50	4.49	0.82	4.17	14
2002		11.10	0.48	0.60	(0.50)	(0.01)	-	11.67	10.07	9,244	0.50	4.59	1.05	4.04	22
2001		10.43	0.58	0.64	(0.55)	-	-	11.10	12.02	1,923	-	5.32	1.18	4.14	23
2000	(2)	10.00	0.37	0.42	(0.36)	-	-	10.43	8.05	2,430	-	5.47	1.53	3.94	36
Intermediate Tax Free Fund
Class A
2005 (1) $11.18		$0.22	$(0.24)	$(0.23)	$(	0.06)	$-	$10.87	(0.18)%	$33,493	0.85%	3.99%	1.05%	3.79%	6%
2004		11.30	0.44	(0.10)	(0.45)	(0.01)	-	11.18	3.06	35,276	0.85	3.98	1.05	3.78	10
2003		11.32	0.44	(0.03)	(0.43)	-	-	11.30	3.74	34,231	0.85	3.91	1.05	3.71	15
2002		10.95	0.43	0.40	(0.43)	-	(0.03)	11.32	7.78	29,838	0.85	3.87	1.03	3.69	28
2001		10.48	0.48	0.46	(0.47)	-	-	10.95	9.19	23,236	0.70	4.43	1.13	4.00	12
2000		10.45	0.48	0.04	(0.49)	-	-	10.48	5.10	8,994	0.70	4.61	1.12	4.19	29
Class Y
2005	(1)	$11.16	$0.23	$(0.23)	$(0.24)	$(0.06)	$-	$10.86	(0.02)%	$622,612	0.70%	4.14%	0.80%	4.04%	6%
2004		11.28	0.46	(0.11)	(0.46)	(0.01)	-	11.16	3.22	637,361	0.70	4.13	0.80	4.03	10
2003		11.30	0.46	(0.03)	(0.45)	-	-	11.28	3.90	696,994	0.70	4.05	0.80	3.95	15
2002		10.93	0.44	0.40	(0.44)	-	(0.03)	11.30	7.95	485,592	0.70	4.04	0.78	3.96	28
2001		10.46	0.48	0.46	(0.47)	-	-	10.93	9.21	458,743	0.70	4.43	0.87	4.26	12
2000		10.43	0.48	0.04	(0.49)	-	-	10.46	5.11	375,279	0.70	4.62	0.87	4.45	29

  (1)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (2)  Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (7)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Minnesota Intermediate Tax Free Fund
Class A
2005	(1)	$10.34	$0.19	$(0.20)	$(0.19)	$(0.03)	$10.11	(0.08)%	$33,493	0.85%	3.77%	1.06%	3.56%	4%
2004		10.44	0.39	(0.08)	(0.39)	(0.02)	10.34	3.03	35,047	0.85	3.77	1.05	3.57	8
2003		10.51	0.40	(0.04)	(0.41)	(0.02)	10.44	3.55	31,044	0.85	3.85	1.05	3.65	15
2002		10.21	0.43	0.29	(0.42)	-	10.51	7.23	19,914	0.85	4.27	1.03	4.09	15
2001		9.80	0.44	0.41	(0.44)	-	10.21	8.85	12,408	0.70	4.38	1.13	3.95	13
2000		9.79	0.45	0.02	(0.45)	(0.01)	9.80	4.94	12,469	0.70	4.59	1.12	4.17	18
Class Y
2005	(1)	$10.29	$0.20	$(0.19)	$(0.20)	$(0.03)	$10.07	0.10%	$203,459	0.70%	3.92%	0.81%	3.81%	4%
2004		10.40	0.41	(0.10)	(0.40)	(0.02)	10.29	3.10	216,906	0.70	3.92	0.80	3.82	8
2003		10.46	0.42	(0.03)	(0.43)	(0.02)	10.40	3.82	238,958	0.70	4.01	0.80	3.91	15
2002		10.17	0.45	0.27	(0.43)	-	10.46	7.31	251,597	0.70	4.41	0.78	4.33	15
2001		9.76	0.44	0.41	(0.44)	-	10.17	8.89	255,939	0.70	4.38	0.88	4.20	13
2000		9.76	0.45	0.01	(0.45)	(0.01)	9.76	5.04	244,353	0.70	4.59	0.87	4.42	18
Minnesota Tax Free Fund
Class A
2005	(1)	$11.23	$0.22	$(0.07)	$(0.22)	$(0.06)	$11.10	1.31%	$108,939	0.95%	4.00%	1.06%	3.89%	-%
2004		11.34	0.44	(0.01)	(0.45)	(0.09)	11.23	3.94	114,981	0.95	3.87	1.05	3.77	25
2003		11.39	0.48	(0.05)	(0.45)	(0.03)	11.34	3.90	125,916	0.95	4.25	1.06	4.14	23
2002		11.06	0.47	0.34	(0.47)	(0.01)	11.39	7.23	135,607	0.95	4.22	1.09	4.08	26
2001		10.64	0.53	0.43	(0.54)	-	11.06	9.24	107,260	0.95	4.84	1.18	4.61	15
2000		10.70	0.55	(0.06)	(0.55)	-	10.64	4.75	93,995	0.95	5.22	1.17	5.00	34
Class C
2005	(1)	$11.19	$0.20	$(0.07)	$(0.20)	$(0.06)	$11.06	1.12%	$9,766	1.35%	3.60%	1.81%	3.14%	-%
2004		11.31	0.39	(0.01)	(0.41)	(0.09)	11.19	3.45	10,387	1.35	3.47	1.80	3.02	25
2003		11.36	0.43	(0.04)	(0.41)	(0.03)	11.31	3.51	11,951	1.35	3.85	1.81	3.39	23
2002		11.04	0.43	0.33	(0.43)	(0.01)	11.36	7.10	11,703	1.35	3.80	1.84	3.31	26
2001		10.62	0.49	0.43	(0.50)	-	11.04	8.88	6,382	1.35	4.39	1.58	4.16	15
2000		10.69	0.53	(0.09)	(0.51)	-	10.62	4.25	2,037	1.35	4.83	1.77	4.41	34
Class Y
2005	(1)	$11.22	$0.24	$(0.08)	$(0.23)	$(0.06)	$11.09	1.45%	$45,280	0.70%	4.25%	0.81%	4.14%	-%
2004		11.33	0.47	(0.01)	(0.48)	(0.09)	11.22	4.20	42,900	0.70	4.12	0.80	4.02	25
2003		11.38	0.51	(0.05)	(0.48)	(0.03)	11.33	4.16	47,858	0.70	4.50	0.81	4.39	23
2002		11.05	0.49	0.35	(0.50)	(0.01)	11.38	7.84	54,638	0.70	4.47	0.84	4.33	26
2001		10.63	0.55	0.44	(0.57)	-	11.05	9.52	49,078	0.70	5.09	0.93	4.86	15
2000		10.69	0.58	(0.07)	(0.57)	-	10.63	5.00	40,860	0.70	5.49	0.93	5.26	34
Missouri Tax Free Fund
Class A
2005	(1)	$12.32	$0.22	$(0.19)	$(0.23)	$(0.06)	$12.06	0.23%	$27,603	0.95%	3.67%	1.06%	3.56%	6%
2004		12.37	0.45	(0.02)	(0.45)	(0.03)	12.32	3.60	27,114	0.95	3.68	1.05	3.58	15
2003		12.47	0.45	(0.04)	(0.45)	(0.06)	12.37	3.45	28,141	0.95	3.69	1.06	3.58	20
2002		12.05	0.46	0.47	(0.47)	(0.04)	12.47	7.99	26,496	0.95	3.81	1.06	3.70	25
2001	(2) (3)	11.54	0.46	0.50	(0.44)	(0.01)	12.05	8.44	22,573	0.94	4.23	1.00	4.17	9
2000	(4)	11.31	0.48	0.23	(0.48)	-	11.54	6.41	19,876	0.87	4.59	0.98	4.48	3
1999	(5)	12.08	0.50	(0.74)	(0.51)	(0.02)	11.31	(2.09)	21,242	0.86	4.30	1.07	4.09	1
Class C
2005	(1)	$12.29	$0.20	$(0.20)	$(0.20)	$(0.06)	$12.03	0.03%	$188	1.35%	3.23%	1.81%	2.77%	6%
2004		12.35	0.40	(0.03)	(0.40)	(0.03)	12.29	3.11	218	1.35	3.28	1.80	2.83	15
2003		12.46	0.40	(0.04)	(0.41)	(0.06)	12.35	3.05	279	1.35	3.30	1.81	2.84	20
2002		12.05	0.41	0.48	(0.44)	(0.04)	12.46	7.58	21	1.35	3.28	1.81	2.82	25
2001	(6)	12.03	-	0.02	-	-	12.05	0.17	-	-	-	-	-	9
Class Y
2005	(1)	$12.32	$0.24	$(0.20)	$(0.24)	$(0.06)	$12.06	0.36%	$151,108	0.70%	3.92%	0.81%	3.81%	6%
2004		12.38	0.48	(0.03)	(0.48)	(0.03)	12.32	3.77	152,676	0.70	3.93	0.80	3.83	15
2003		12.48	0.49	(0.05)	(0.48)	(0.06)	12.38	3.71	168,094	0.70	3.94	0.81	3.83	20
2002		12.06	0.48	0.48	(0.50)	(0.04)	12.48	8.25	142,344	0.70	4.06	0.81	3.95	25
2001	(2) (3)	11.55	0.49	0.50	(0.47)	(0.01)	12.06	8.67	129,715	0.69	4.48	0.75	4.42	9
2000	(4)	11.32	0.50	0.23	(0.50)	-	11.55	6.60	126,896	0.67	4.79	1.08	4.38	3
1999	(5)	12.08	0.53	(0.74)	(0.53)	(0.02)	11.32	(1.81)	111,842	0.66	4.51	1.07	4.10	1

  (1)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (2)  The financial highlights for the Missouri Tax Free Fund as set forth herein include the historical financial highlights of the Firstar Missouri Tax-Exempt Bond Fund
Class A shares and Class I shares. The assets of the Firstar Missouri Tax-Exempt Bond Fund were acquired by Missouri Tax Free Fund on September 24, 2001. In connection with such acquisition, Class A shares and Class I shares of the Firstar Missouri Tax-Exempt Bond Fund were exchanged for Class A shares and Class Y shares of Missouri Tax
Free Fund, respectively.

  (3)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year-end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period December 1, 1999 to October 31, 2000. Effective in 2000, the fund's fiscal year-end was changed from November 30 from October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  For the fiscal year ended November 30.

  (6)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (4)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Nebraska Tax Free Fund
Class A
2005	(1)	$10.66	$0.19	$(0.13)	$(0.21)	$-	$10.51	0.53%	$6,181	0.75%	3.76%	1.09%	3.42%	11%
2004		10.66	0.41	0.03	(0.40)	(0.04)	10.66	4.18	4,925	0.75	3.82	1.08	3.49	17
2003		10.70	0.41	(0.04)	(0.40)	(0.01)	10.66	3.57	4,869	0.75	3.87	1.07	3.55	15
2002		10.20	0.41	0.49	(0.40)	-	10.70	9.09	4,904	0.75	3.98	1.29	3.44	35
2001	(2)	10.00	0.24	0.20	(0.24)	-	10.20	4.48	5,090	0.55	4.12	1.38	3.29	30
Class C
2005	(1)	$10.58	$0.18	$(0.14)	$(0.19)	$-	$10.43	0.33%	$1,740	1.15%	3.36%	1.84%	2.67%	11%
2004		10.58	0.35	0.04	(0.35)	(0.04)	10.58	3.80	1,861	1.15	3.42	1.83	2.74	17
2003		10.63	0.36	(0.04)	(0.36)	(0.01)	10.58	3.10	1,657	1.15	3.46	1.82	2.79	15
2002		10.14	0.36	0.50	(0.37)	-	10.63	8.66	982	1.15	3.57	2.04	2.68	35
2001	(2)	10.00	0.20	0.17	(0.23)	-	10.14	3.71	226	0.95	3.73	1.75	2.93	30
Class Y
2005	(1)	$10.66	$0.21	$(0.14)	$(0.22)	$-	$10.51	0.65%	$30,150	0.50%	4.01%	0.84%	3.67%	11%
2004		10.65	0.43	0.04	(0.42)	(0.04)	10.66	4.54	29,722	0.50	4.07	0.83	3.74	17
2003		10.69	0.43	(0.03)	(0.43)	(0.01)	10.65	3.82	28,120	0.50	4.11	0.82	3.79	15
2002		10.19	0.43	0.50	(0.43)	-	10.69	9.37	27,348	0.50	4.22	1.04	3.68	35
2001	(2)	10.00	0.26	0.19	(0.26)	-	10.19	4.51	22,443	0.30	4.36	1.13	3.53	30
Ohio Tax Free Fund
Class A
2005	(1)	$10.52	$0.18	$(0.18)	$(0.18)	$(0.04)	$10.30	(0.04)%	$1,055	0.75%	3.38%	1.09%	3.04%	5%
2004		10.54	0.36	0.07	(0.35)	(0.10)	10.52	4.16	1,200	0.75	3.43	1.08	3.10	19
2003		10.58	0.36	(0.03)	(0.37)	-	10.54	3.22	849	0.75	3.52	1.09	3.18	22
2002	(3)	10.00	0.15	0.59	(0.16)	-	10.58	7.42	453	0.75	3.25	1.23	2.77	3
Class C
2005	(1)	$10.41	$0.16	$(0.17)	$(0.16)	$(0.04)	$10.20	(0.16)%	$123	1.15%	2.96%	1.84%	2.27%	5%
2004		10.44	0.29	0.09	(0.31)	(0.10)	10.41	3.69	120	1.15	3.03	1.83	2.35	19
2003		10.57	0.32	(0.12)	(0.33)	-	10.44	1.95	215	1.15	3.08	1.84	2.39	22
2002	(3)	10.00	0.13	0.58	(0.14)	-	10.57	7.13	1	1.15	3.01	1.98	2.18	3
Class Y
2005	(1)	$10.53	$0.19	$(0.18)	$(0.19)	$(0.04)	$10.31	0.09%	$40,992	0.50%	3.63%	0.84%	3.29%	5%
2004		10.55	0.38	0.07	(0.37)	(0.10)	10.53	4.42	39,240	0.50	3.68	0.82	3.36	19
2003		10.57	0.39	(0.02)	(0.39)	-	10.55	3.65	39,465	0.50	3.78	0.84	3.44	22
2002	(3)	10.00	0.16	0.58	(0.17)	-	10.57	7.41	38,083	0.50	3.74	0.98	3.26	3
Oregon Intermediate Tax Free Fund
Class A
2005 (1) $10.30		$0.18	$(0.22)	$(0.18)	$(	0.04)	$10.04	(0.39)%	$8,259	0.85%	3.59%	1.06%	3.38%	11%
2004		10.43	0.37	(0.05)	(0.37)	(0.08)	10.30	3.20	8,700	0.85	3.62	1.05	3.42	12
2003		10.49	0.37	(0.03)	(0.38)	(0.02)	10.43	3.31	8,189	0.85	3.67	1.05	3.47	17
2002		10.18	0.40	0.31	(0.40)	-	10.49	7.23	7,030	0.85	3.95	1.05	3.75	18
2001		9.74	0.43	0.44	(0.43)	-	10.18	9.08	5,477	0.70	4.27	1.13	3.84	20
2000		9.72	0.43	0.02	(0.43)	-	9.74	4.79	3,303	0.70	4.47	1.13	4.04	18
Class Y
2005	(1)	$10.30	$0.19	$(0.22)	$(0.19)	$(0.04)	$10.04	(0.32)%	$130,449	0.70%	3.74%	0.81%	3.63%	11%
2004		10.43	0.39	(0.05)	(0.39)	(0.08)	10.30	3.35	137,869	0.70	3.77	0.80	3.67	12
2003		10.49	0.40	(0.05)	(0.39)	(0.02)	10.43	3.46	146,244	0.70	3.82	0.80	3.72	17
2002		10.18	0.42	0.31	(0.42)	-	10.49	7.39	151,928	0.70	4.10	0.80	4.00	18
2001		9.74	0.43	0.44	(0.43)	-	10.18	9.08	153,951	0.70	4.28	0.89	4.09	20
2000		9.72	0.43	0.02	(0.43)	-	9.74	4.78	160,124	0.70	4.47	0.88	4.29	18

  (1)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (2)  Commenced operations on February 28, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Commenced operations on April 30, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (8)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Short Tax Free Fund
Class A
2005	(1)	$9.96	$0.12	$(0.16)	$(0.12)	$-	$9.80	(0.38)%	$5,357	0.75%	2.42%	1.06%	2.11%	11%
2004		10.18	0.26	(0.17)	(0.25)	(0.06)	9.96	0.90	6,329	0.75	2.55	1.05	2.25	30
2003	(2)	10.00	0.26	0.19	(0.27)	-	10.18	4.54	6,448	0.75	2.67	1.05	2.37	54
Class Y
2005	(1)	$9.96	$0.13	$(0.16)	$(0.13)	$-	$9.80	(0.30)%	$388,593	0.60%	2.57%	0.81%	2.36%	11%
2004		10.18	0.27	(0.17)	(0.26)	(0.06)	9.96	1.05	419,359	0.60	2.70	0.80	2.50	30
2003	(2)	10.00	0.28	0.18	(0.28)	-	10.18	4.66	396,918	0.60	3.00	0.80	2.80	54
Tax Free Fund
Class A
2005	(1)	$11.18	$0.23	$(0.09)	$(0.23)	$(0.11)	$10.98	1.25%	$38,046	0.95%	4.20%	1.06%	4.09%	7%
2004		11.28	0.47	0.02	(0.48)	(0.11)	11.18	4.45	40,156	0.95	4.18	1.05	4.08	23
2003		11.44	0.47	(0.03)	(0.47)	(0.13)	11.28	4.06	42,942	0.95	4.21	1.05	4.11	23
2002		10.99	0.47	0.44	(0.46)	-	11.44	8.56	43,708	0.95	4.20	1.02	4.13	39
2001	(3) (4)	10.53	0.42	0.43	(0.39)	-	10.99	8.22	48,769	1.16	4.27	1.18	4.25	3
2000	(5)	10.20	0.40	0.34	(0.41)	-	10.53	7.43	1,526	0.98	4.34	1.09	4.23	4
1999	(6)	11.06	0.44	(0.75)	(0.44)	(0.11)	10.20	(2.87)	1,582	0.96	4.14	1.16	3.94	-
Class C
2005	(1)	$11.13	$0.21	$(0.09)	$(0.21)	$(0.11)	$10.93	1.06%	$2,700	1.35%	3.81%	1.81%	3.35%	7%
2004		11.24	0.43	-	(0.43)	(0.11)	11.13	3.92	2,682	1.35	3.77	1.80	3.32	23
2003		11.40	0.42	(0.02)	(0.43)	(0.13)	11.24	3.67	4,880	1.35	3.81	1.80	3.36	23
2002		10.96	0.42	0.45	(0.43)	-	11.40	8.14	6,199	1.35	3.82	1.77	3.40	39
2001	(7)	10.93	0.01	0.02	-	-	10.96	0.27	4,494	1.04	5.61	1.04	5.61	3
Class Y
2005	(1)	$11.19	$0.25	$(0.09)	$(0.25)	$(0.11)	$10.99	1.38%	$418,384	0.70%	4.46%	0.81%	4.35%	7%
2004		11.29	0.50	0.01	(0.50)	(0.11)	11.19	4.71	416,651	0.70	4.43	0.80	4.33	23
2003		11.45	0.50	(0.03)	(0.50)	(0.13)	11.29	4.31	460,634	0.70	4.46	0.80	4.36	23
2002		11.00	0.49	0.45	(0.49)	-	11.45	8.84	497,140	0.70	4.47	0.77	4.40	39
2001	(3) (4)	10.53	0.44	0.45	(0.42)	-	11.00	8.59	501,361	0.73	4.32	0.74	4.31	3
2000	(5)	10.21	0.42	0.33	(0.43)	-	10.53	7.63	253,803	0.78	4.54	1.19	4.13	4
1999	(6)	11.10	0.47	(0.78)	(0.47)	(0.11)	10.21	(2.97)	326,840	0.76	4.33	1.16	3.93	-

  (1)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (2)  Commenced operations on October 25, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  The financial highlights for the Tax Free Fund as set forth herein include the historical financial highlights of the Firstar National Municipal Bond Fund Class A shares and
Class I shares. The assets of the Firstar National Municipal Bond Fund were acquired by Tax Free Fund on September 24, 2001. In connection with such acquisition,
Class A shares and Class I shares of the Firstar National Municipal Bond Fund were exchanged for Class A shares and Class Y shares of Tax Free Fund, respectively.
Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Tax Free Fund and the Firstar National Municipal Bond Fund.
Firstar National Municipal Bond Fund is the accounting survivor.

  (4)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year-end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  For the period December 1, 1999 to October 31, 2000. Effective in 2000, the fund's fiscal year-end was changed from November 30 from October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  For the fiscal year ended November 30.

  (7)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (8)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

1 >  Organization

The Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, Oregon Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund (each a "fund" and collectively, the "funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"), which is a member of the First American Family of Funds. As of March 31, 2005, FAIF offered 38 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAIF's articles of incorporation permit the board of directors to create additional funds in the future. The Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund are each diversified open-end management investment companies. The Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund are each non-diversified open-end management investment companies. Non-diversified funds may invest a large component of their net assets in securities of relatively few issuers.

The funds offer Class A and Class Y shares. The Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund also offer Class C shares. Class A shares of Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund are sold with a maximum front-end sales charge of 4.25%. Class A shares of California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund are sold with a maximum front-end sales charge of 2.25%. Class C shares may be subject to a contingent deferred sales charge of 1.00% for 12 months. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds' prospectuses provide a description of each fund's investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2 >  Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds' investments are furnished by one or more independent pricing services that have been approved by the funds' board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds' board of directors. Some of the factors which may be considered by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ

FIRST AMERICAN FUNDS Semiannual Report 2005

significantly from net asset value that would be calculated without regard to such considerations. As of March 31, 2005, the funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity will be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. Each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. The resulting gain/loss is calculated as the difference between the fair value and the underlying cost of the security on the transaction date.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid monthly. Any net realized capital gains on sales of a fund's securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to book and tax differences for classification of dividends paid by the funds. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six months ended March 31, 2005 (estimated) and the fiscal year ended September 30, 2004, were characterized as follows (000):

	2005
Fund	Tax Exempt Income	Ordinary Income	Long Term Gain	Total
Arizona Tax Free Fund	$475	$-	$230	$705
California Intermediate Tax Free Fund	989	-	357	1,346
California Tax Free Fund	573	-	251	824
Colorado Intermediate Tax Free Fund	1,115	-	168	1,283
Colorado Tax Free Fund	522	-	177	699
Intermediate Tax Free Fund	14,246	-	3,679	17,925
Minnesota Intermediate Tax Free Fund	4,732	-	797	5,529
Minnesota Tax Free Fund	3,347	-	812	4,159
Missouri Tax Free Fund	3,543	-	923	4,466
Nebraska Tax Free Fund	771	-	-	771
Ohio Tax Free Fund	781	-	133	914
Oregon Intermediate Tax Free Fund	2,695	-	511	3,206
Short Tax Free Fund	5,401	-	-	5,401
Tax Free Fund	10,152	-	4,409	14,561

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

	2004
Fund	Tax Exempt Income	Ordinary Income	Long Term Gain	Total
Arizona Tax Free Fund	$884	$39	$63	$986
California Intermediate Tax Free Fund	1,931	83	74	2,088
California Tax Free Fund	1,139	-	210	1,349
Colorado Intermediate Tax Free Fund	2,396	12	-	2,408
Colorado Tax Free Fund	1,081	18	186	1,285
Intermediate Tax Free Fund	28,938	100	741	29,779
Minnesota Intermediate Tax Free Fund	10,248	56	467	10,771
Minnesota Tax Free Fund	7,250	103	1,314	8,667
Missouri Tax Free Fund	7,261	5	508	7,774
Nebraska Tax Free Fund	1,391	27	95	1,513
Ohio Tax Free Fund	1,438	183	185	1,806
Oregon Intermediate Tax Free Fund	5,536	97	1,080	6,713
Short Tax Free Fund	11,367	172	2,259	13,798
Tax Free Fund	21,461	155	4,788	26,404

As of September 30, 2004, the funds' most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows (000):

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation	Total Accumulated Earnings
Arizona Tax Free Fund	$-	$44	$230	$-	$1,738	$2,012
California Intermediate Tax Free Fund	27	12	329	-	3,072	3,440
California Tax Free Fund	52	24	198	-	1,900	2,174
Colorado Intermediate Tax Free Fund	-	96	168	-	3,902	4,166
Colorado Tax Free Fund	-	62	177	-	2,378	2,617
Intermediate Tax Free Fund	-	748	2,914	-	47,763	51,425
Minnesota Intermediate Tax Free Fund	-	96	792	-	14,500	15,388
Minnesota Tax Free Fund	-	141	811	-	9,234	10,186
Missouri Tax Free Fund	-	87	900	-	10,767	11,754
Nebraska Tax Free Fund	-	65	-	(4)	1,885	1,946
Ohio Tax Free Fund	-	41	116	-	1,639	1,796
Oregon Intermediate Tax Free Fund	-	22	477	-	8,428	8,927
Short Tax Free Fund	-	313	-	(238)	6,170	6,245
Tax Free Fund	-	87	4,267	-	30,455	34,809

FIRST AMERICAN FUNDS Semiannual Report 2005

As of September 30, 2004, the funds' most recently completed fiscal year-end, the funds had no capital loss carryforwards.

Certain funds incurred a loss for tax purposes for the period from November 1, 2003 to September 30, 2004. As permitted by tax regulations, the funds intend to elect to defer and treat those losses as arising in the fiscal year ending September 30, 2005. The Nebraska Tax Free Fund and Short Tax Free Fund had deferred losses (000) of $4 and $238, respectively.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by a fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund's net asset value if the fund makes such investments while remaining substantially fully invested. At March 31, 2005, the following funds had outstanding when-issued commitments (000):

Fund	Cost	Segregated Assets
California Intermediate Tax Free Fund	$1,153	$1,752
California Tax Free Fund	500	1,280
Intermediate Tax Free Fund	6,564	16,048
Minnesota Intermediate Tax Free Fund	1,097	9,267
Missouri Tax Free Fund	1,544	10,514
Nebraska Tax Free Fund	1,719	1,815
Oregon Intermediate Tax Free Fund	2,229	3,160
Tax Free Fund	4,924	38,909

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds' board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund's investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds' board of directors. The funds held no illiquid securities as of March 31, 2005.

INVERSE FLOATERS – As part of their investment strategy, the funds may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Inverse floaters may be characterized as derivative securities and may subject a fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed-rate, tax-exempt securities. To the extent the funds invest in inverse floaters, the net asset value of the funds' shares may be more volatile than if the funds did not invest in such securities. At March 31, 2005, no fund had investments in inverse floaters.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are generally allocated to the funds on the basis of relative net assets of all funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six months ended March 31, 2005.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

ADVISORY FEES – Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc. ("USBAM"), manages each fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay USBAM a monthly fee based upon average daily net assets. The annual fee for each fund is 0.50%. USBAM has contractually agreed to waive fees and reimburse other fund expenses until January 31, 2006 so that total fund operating expenses, as a percentage of average net assets, do not exceed the following amounts:

	Share Class
Fund	A	C	Y
Arizona Tax Free Fund	0.75%	1.15%	0.50%
California Intermediate Tax Free Fund	0.85	NA	0.70
California Tax Free Fund	0.75	1.15	0.50
Colorado Intermediate Tax Free Fund	0.85	NA	0.70
Colorado Tax Free Fund	0.75	1.15	0.50
Intermediate Tax Free Fund	0.85	NA	0.70
Minnesota Intermediate Tax Free Fund	0.85	NA	0.70
Minnesota Tax Free Fund	0.95	1.35	0.70
Missouri Tax Free Fund	0.95	1.35	0.70
Nebraska Tax Free Fund	0.75	1.15	0.50
Ohio Tax Free Fund	0.75	1.15	0.50
Oregon Intermediate Tax Free Fund	0.85	NA	0.70
Short Tax Free Fund	0.75	NA	0.60
Tax Free Fund	0.95	1.35	0.70

NA = Not Applicable

The funds may invest in related money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment adviser to both the investing funds and the related money market funds, USBAM will reimburse each investing fund an amount equal to that portion of USBAM's investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. For financial statement purposes, these reimbursements are recorded as investment income.

CO-ADMINISTRATION FEES – USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively the "Administrators") serve as the co-administrators pursuant to a co-administration agreement between the Administrators and FAIF. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% of the next $17 billion of the aggregate average daily net assets, 0.22% of the next $25 billion of the aggregate daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. FAIF pays transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees are allocated to each fund based upon the fund's pro rata share of the aggregate average daily net assets of the funds that comprise FAIF. For the six months ended March 31, 2005, administration fees paid to USBAM and USBFS by the funds included in this semiannual report were as follows (000):

Fund	Amount
Arizona Tax Free Fund	$28
California Intermediate Tax Free Fund	68
California Tax Free Fund	36
Colorado Intermediate Tax Free Fund	68
Colorado Tax Free Fund	30
Intermediate Tax Free Fund	873
Minnesota Intermediate Tax Free Fund	324
Minnesota Tax Free Fund	220
Missouri Tax Free Fund	237
Nebraska Tax Free Fund	50
Ohio Tax Free Fund	55
Oregon Intermediate Tax Free Fund	189
Short Tax Free Fund	542
Tax Free Fund	605

FIRST AMERICAN FUNDS Semiannual Report 2005

CUSTODIAN FEES – U.S. Bank serves as the funds' custodian pursuant to a custodian agreement with FAIF. The fee for each fund is equal to an annual rate of 0.01% of average daily net assets. All fees are computed daily and paid monthly.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to distribution agreements with FAIF. Under the respective distribution agreements, each of the funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% and 1.00% of each fund's average daily net assets of the Class A shares and Class C shares, respectively. These fees may be used by Quasar to provide compensation for sales support, distribution activities, or shareholder servicing activities. Quasar is currently waiving fees equal to an annual rate of 0.10% of average daily net assets for Class A shares in California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund. For Class C shares, Quasar is currently waiving fees equal to an annual rate of 0.35% of average daily net assets for Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund. No distribution or shareholder servicing fees are paid by Class Y shares.

For the six months ended March 31, 2005, total distribution and shareholder servicing fees waived by Quasar for the funds included in this semiannual report were as follows (000):

Fund	Amount
Arizona Tax Free Fund	$3
California Intermediate Tax Free Fund	2
California Tax Free Fund	2
Colorado Intermediate Tax Free Fund	7
Colorado Tax Free Fund	7
Intermediate Tax Free Fund	18
Minnesota Intermediate Tax Free Fund	18
Minnesota Tax Free Fund	18
Missouri Tax Free Fund	5
Nebraska Tax Free Fund	3
Ohio Tax Free Fund	-
Oregon Intermediate Tax Free Fund	4
Short Tax Free Fund	3
Tax Free Fund	5

Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar or paid to affiliates of USBAM for the six months ended March 31, 2005 (000):

Fund	Amount
Arizona Tax Free Fund	$3
California Intermediate Tax Free Fund	3
California Tax Free Fund	10
Colorado Intermediate Tax Free Fund	9
Colorado Tax Free Fund	7
Intermediate Tax Free Fund	19
Minnesota Intermediate Tax Free Fund	14
Minnesota Tax Free Fund	30
Missouri Tax Free Fund	30
Nebraska Tax Free Fund	3
Ohio Tax Free Fund	2
Oregon Intermediate Tax Free Fund	5
Short Tax Free Fund	4
Tax Free Fund	20

OTHER FEES – In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each fund is responsible for paying most other operating expenses, including: fees and expenses of independent directors, registration fees, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. For the six months ended March 31, 2005, legal fees and expenses were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions made in the Class C shares for the first 12 months. The CDSC is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the six months ended March 31, 2005, total CDSCs retained by affiliates of USBAM for distributing the funds' shares were as follows (000):

Fund	Amount
Arizona Tax Free Fund	$-
California Intermediate Tax Free Fund	12
California Tax Free Fund	13
Colorado Intermediate Tax Free Fund	42
Colorado Tax Free Fund	11
Intermediate Tax Free Fund	10
Minnesota Intermediate Tax Free Fund	26
Minnesota Tax Free Fund	29
Missouri Tax Free Fund	35
Nebraska Tax Free Fund	10
Ohio Tax Free Fund	8
Oregon Intermediate Tax Free Fund	12
Short Tax Free Fund	6
Tax Free Fund	28

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

4 >  Capital Share Transactions

FAIF has 420 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows (000):

	Arizona Tax Free Fund		California Intermediate Tax Free Fund		California Tax Free Fund		Colorado Intermediate Tax Free Fund
	10/1/04 to 3/31/05	10/1/03 to 9/30/04	10/1/04 to 3/31/05	10/1/03 to 9/30/04	10/1/04 to 3/31/05	10/1/03 to 9/30/04	10/1/04 to 3/31/05	10/1/03 to 9/30/04
	(unaudited)		(unaudited)		(unaudited)		(unaudited)
Class A:
Shares issued	91	162	75	174	23	155	248	187
Shares issued in lieu of cash distributions	22	35	7	12	20	37	23	43
Shares redeemed	(59)	(461)	(9)	(267)	(84)	(335)	(103)	(994)
Total Class A transactions	54	(264)	73	(81)	(41)	(143)	168	(764)
Class C:
Shares issued	15	33	-	-	6	51	-	-
Shares issued in lieu of cash distributions	4	4	-	-	3	4	-	-
Shares redeemed	(16)	(62)	-	-	(1)	(38)	-	-
Total Class C transactions	3	(25)	-	-	8	17	-	-
Class Y:
Shares issued	132	204	319	777	323	358	385	196
Shares issued in lieu of cash distributions	4	2	7	3	2	2	4	1
Shares redeemed	(17)	(189)	(92)	(523)	(137)	(290)	(503)	(1,081)
Total Class Y transactions	119	17	234	257	188	70	(114)	(884)
Net increase (decrease) in capital shares	176	(272)	307	176	155	(56)	54	(1,648)

	Colorado Tax Free Fund		Intermediate Tax Free Fund		Minnesota Intermediate Tax Free Fund		Minnesota Tax Free Fund		Missouri Tax Free Fund
	10/1/04 to 3/31/05	10/1/03 to 9/30/04	10/1/04 to 3/31/05	10/1/03 to 9/30/04	10/1/04 to 3/31/05	10/1/03 to 9/30/04	10/1/04 to 3/31/05	10/1/03 to 9/30/04	10/1/04 to 3/31/05	10/1/03 to 9/30/04
	(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
Class A:
Shares issued	19	77	379	1,364	311	1,288	319	664	114	314
Shares issued in lieu of cash distributions	23	47	67	102	56	91	200	477	29	46
Shares redeemed	(172)	(400)	(521)	(1,341)	(445)	(963)	(944)	(2,006)	(54)	(434)
Total Class A transactions	(130)	(276)	(75)	125	(78)	416	(425)	(865)	89	(74)
Class C:
Shares issued	36	24	-	-	-	-	30	76	-	1
Shares issued in lieu of cash distributions	9	15	-	-	-	-	19	43	1	1
Shares redeemed	(35)	(80)	-	-	-	-	(94)	(248)	(3)	(6)
Total Class C transactions	10	(41)	-	-	-	-	(45)	(129)	(2)	(4)
Class Y:
Shares issued	64	106	4,930	8,772	807	2,053	468	540	899	1,288
Shares issued in lieu of cash distributions	1	1	231	208	19	32	11	21	17	22
Shares redeemed	(145)	(110)	(4,926)	(13,668)	(1,692)	(3,996)	(219)	(961)	(778)	(2,503)
Total Class Y transactions	(80)	(3)	235	(4,688)	(866)	(1,911)	260	(400)	138	(1,193)
Net increase (decrease) in capital shares	(200)	(320)	160	(4,563)	(944)	(1,495)	(210)	(1,394)	225	(1,271)

	Nebraska Tax Free Fund		Ohio Tax Free Fund		Oregon Intermediate Tax Free Fund		Short Tax Free Fund		Tax Free Fund
	10/1/04 to 3/31/05	10/1/03 to 9/30/04	10/1/04 to 3/31/05	10/1/03 to 9/30/04	10/1/04 To 3/31/05	10/1/03 to 9/30/04	10/1/04 To 3/31/05	10/1/03 To 9/30/04	10/1/04 To 3/31/05	10/1/03 to 9/30/04
	(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
Class A:
Shares issued	152	137	21	77	73	237	156	330	147	791
Shares issued in lieu of cash distributions	5	12	1	2	12	24	7	16	91	166
Shares redeemed	(31)	(144)	(34)	(46)	(107)	(201)	(251)	(344)	(366)	(1,170)
Total Class A transactions	126	5	(12)	33	(22)	60	(88)	2	(128)	(213)
Class C:
Shares issued	19	51	5	11	-	-	-	-	19	42
Shares issued in lieu of cash distributions	2	5	-	1	-	-	-	-	7	16
Shares redeemed	(30)	(37)	(5)	(20)	-	-	-	-	(20)	(251)
Total Class C transactions	(9)	19	-	(8)	-	-	-	-	6	(193)
Class Y:
Shares issued	339	461	517	558	683	1,741	4,985	16,264	2,892	4,012
Shares issued in lieu of cash distributions	4	6	12	25	33	76	32	347	63	106
Shares redeemed	(263)	(317)	(281)	(596)	(1,108)	(2,448)	(7,458)	(13,499)	(2,125)	(7,665)
Total Class Y transactions	80	150	248	(13)	(392)	(631)	(2,441)	3,112	830	(3,547)
Net increase (decrease) in capital shares	197	174	236	12	(414)	(571)	(2,529)	3,114	708	(3,953)

FIRST AMERICAN FUNDS Semiannual Report 2005

5 >  Investment Security Transactions

During the six months ended March 31, 2005, purchases of securities and proceeds from sales of securities other than government securities and temporary investments in short-term securities, were as follows (000):

Fund	Purchases	Sales
Arizona Tax Free Fund	$2,117	$502
California Intermediate Tax Free Fund	8,148	4,830
California Tax Free Fund	1,731	325
Colorado Intermediate Tax Free Fund	2,327	6,567
Colorado Tax Free Fund	1,858	4,476
Intermediate Tax Free Fund	41,949	43,139
Minnesota Intermediate Tax Free Fund	9,361	19,359
Minnesota Tax Free Fund	1,978	360
Missouri Tax Free Fund	11,045	10,821
Nebraska Tax Free Fund	4,996	3,932
Ohio Tax Free Fund	4,221	2,087
Oregon Intermediate Tax Free Fund	15,619	20,745
Short Tax Free Fund	43,918	63,010
Tax Free Fund	30,094	31,302

The aggregate gross unrealized appreciation and depreciation for securities held by the funds and the total cost of securities for federal income tax purposes at March 31, 2005, were as follows (000):

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net	Federal Income Tax Cost
Arizona Tax Free Fund	$1,481	$(32)	$1,449	$19,861
California Intermediate Tax Free Fund	2,275	(73)	2,202	50,611
California Tax Free Fund	1,598	(39)	1,559	26,641
Colorado Intermediate Tax Free Fund	2,658	(48)	2,610	47,516
Colorado Tax Free Fund	1,771	(25)	1,746	18,752
Intermediate Tax Free Fund	34,114	(1,253)	32,861	619,439
Minnesota Intermediate Tax Free Fund	9,846	(567)	9,279	226,448
Minnesota Tax Free Fund	8,253	(159)	8,094	153,805
Missouri Tax Free Fund	7,567	(237)	7,330	170,724
Nebraska Tax Free Fund	1,397	(38)	1,359	37,901
Ohio Tax Free Fund	998	(105)	893	40,695
Oregon Intermediate Tax Free Fund	5,248	(428)	4,820	134,289
Short Tax Free Fund	2,093	(2,416)	(323)	390,316
Tax Free Fund	26,795	(307)	26,488	432,716

6 >  Concentration of Credit Risk

The Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund invest in debt instruments of municipal issuers in specific states. Although these funds monitor investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in the specific state or region. Additionally, each state has various guidelines relating to the tax treatment of the income distributed from each fund.

The ratings of long-term securities as a percentage of the total value of investments at March 31, 2005, were as follows (unaudited):

Standard & Poor's/ Moody's Ratings:	Arizona Tax Free Fund	California Intermediate Tax Free Fund	California Tax Free Fund	Colorado Intermediate Tax Free Fund
AAA/Aaa	50.0%	47.3%	51.2%	55.0%
AA/Aa	14.7	9.2	12.0	19.4
A	11.7	23.0	16.9	3.3
BBB/Baa	14.2	17.1	16.0	10.2
BB/Ba	-	-	-	0.8
Nonrated	9.4	3.4	3.9	11.3
	100%	100%	100%	100%

Standard & Poor's/ Moody's Ratings:	Colorado Tax Free Fund	Intermediate Tax Free Fund	Minnesota Intermediate Tax Free Fund	Minnesota Tax Free Fund	Missouri Tax Free Fund
AAA/Aaa	61.3%	59.6%	57.9%	44.9%	53.2%
AA/Aa	13.3	13.8	17.4	11.9	37.1
A	8.9	13.5	9.5	19.7	2.1
BBB/Baa	13.1	8.2	7.1	7.7	4.2
BB/Ba	-	0.5	-	-	-
Nonrated	3.4	4.4	8.1	15.8	3.4
	100%	100%	100%	100%	100%
Standard & Poor's/ Moody's Ratings:	Nebraska Tax Free Fund	Ohio Tax Free Fund	Oregon Intermediate Tax Free Fund	Short Tax Free Fund	Tax Free Fund
AAA/Aaa	41.6%	47.0%	54.9%	35.2%	41.2%
AA/Aa	41.3	39.6	36.4	26.9	8.7
A	9.1	8.8	3.3	22.6	20.0
BBB/Baa	-	1.9	2.9	10.8	15.9
BB/Ba	-	-	-	-	1.2
B	-	-	-	-	0.1
Nonrated	8.0	2.7	2.5	4.5	12.9
	100%	100%	100%	100%	100%

Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their highest rating.

7 >  Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

FIRST AMERICAN FUNDS Semiannual Report 2005

NOTICE TO SHAREHOLDERS March 31, 2005 (unaudited)

How to Obtain a Copy of the Funds' Proxy Voting Policies and Proxy Voting Record

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to porfolio securities during the most recent 12 month period ended June 30, 2004 is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

Form N-Q Holdings Information

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Quarterly Portfolio Holdings

Each fund will make complete portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 days of the quarter end.

FIRST AMERICAN FUNDS Semiannual Report 2005

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Board of Directors First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.

Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.

Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.

Retired; former Vice President of Cargo-United Airlines

Victoria Herget

Director of First American Investment Funds, Inc.

Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski

Director of First American Investment Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.

Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss

Director of First American Investment Funds, Inc.

Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.

Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds.  Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

CO-ADMINISTRATORS

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association

180 East Fifth Street

St. Paul, Minnesota 55101

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

220 South Sixth Street

Suite 1400

Minneapolis, Minnesota 55402

COUNSEL

Dorsey & Whitney LLP

50 South Sixth Street

Suite 1500

Minneapolis, Minnesota 55402

First American Funds

P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0115-05     5/2005     SAR-TAXFREEINCOME

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of this Item.

Item 11—Controls and Procedures

(a)          The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form
N-CSR was recorded, processed, summarized and reported timely.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)  Not applicable.

(a)(2)  Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)  Not applicable.

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 10, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: June 10, 2005